UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7023

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – December 31, 2010

Item 1: Reports to Shareholders

Vanguard Balanced Index Fund
Annual Report

December 31, 2010

> Vanguard Balanced Index Fund returned about 13% for 2010, fueled by strong returns in the consumer discretionary and industrials sectors.

> The fund’s return was in line with that of the benchmark index, but was better than the average return for mixed-asset target allocation growth funds.

> The broad U.S. stock market returned more than 17% for 2010, while the fixed income market returned almost 7%.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	12
Your Fund’s After-Tax Returns.	30
About Your Fund’s Expenses.	31
Glossary.	33

Balanced Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010
Total
Returns
Vanguard Balanced Index Fund
Investor Shares	13.13%
Admiral™ Shares	13.29
Signal® Shares	13.25
Institutional Shares	13.34
Balanced Composite Index	13.47
Mixed-Asset Target Allocation Growth Funds Average	12.77

Balanced Composite Index: Made up of two unmanaged benchmarks, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; and 60% MSCI US Broad Market Index and 40% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index.

Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2009 , Through December 31, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$19.35	$21.38	$0.479	$0.000
Admiral Shares	19.35	21.38	0.508	0.000
Signal Shares	19.15	21.15	0.504	0.000
Institutional Shares	19.35	21.38	0.517	0.000

1

Chairman’s Letter

Dear Shareholder,

Global financial markets took a roller-coaster ride in 2010. Still, despite many ups and downs, U.S. stocks ended the year with double-digit gains. The fixed income market also turned in a strong performance for the period, with riskier corporate bonds outperforming Treasury and municipal bonds.

Vanguard Balanced Index Fund returned about 13% for the 12 months, finishing the period roughly in line with the return of its benchmark, the Balanced Composite Index. The fund also outperformed the average return of mixed-asset target allocation growth funds.

For the period, the fund’s stock and bond holdings closely tracked their respective target indexes, the MSCI US Broad Market Index and the Barclays Capital U.S. Aggregate Float Adjusted Index, which together make up the composite benchmark. The fund’s equity portfolio, which accounts for about 60% of its assets, outperformed its bond portfolio, which makes up about 40% of the fund’s assets.

As of December 31, the 30-day SEC yield for the fund’s Investor Shares was 1.78%, down from 2.20% a year earlier.

Note that on October 6 Vanguard broadened the availability of our lower-cost Admiral Shares. We reduced the Admiral minimums on most of our broad-market index funds to $10,000, including Balanced Index Fund, from the previous $100,000 minimum,

2

as part of our ongoing efforts to lower the cost of investing for our clients. (Admiral minimums were also lowered for many of our actively managed funds.)

If you hold shares of the fund in a taxable account, you may wish to review the section later in this report on the fund’s after-tax returns.

Stocks rallied as the forecast seemed to brighten
After a series of false starts, hesitations, and retreats, global stock markets finished 2010 with powerful gains. As the prospect of a double-dip recession faded, the broad U.S. stock market clambered higher, shrugging off high unemployment and distress in Europe’s debt markets to return 17.70%. Small- and mid-capitalization stocks did even better.

Outside the United States, gains were more muted, in part because Europe’s sovereign debt challenges continued to reverberate through local stock markets. Emerging markets were the best performers. Asia’s developed markets performed weakly, though the strength of the yen, the Australian dollar, and other regional currencies bolstered returns for U.S.-based investors.

The fixed income market reprised a familiar theme
Although U.S. Treasury securities rallied through the summer, total return tables were dominated by riskier bonds for the

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.10%	-2.37%	2.59%
Russell 2000 Index (Small-caps)	26.86	2.22	4.47
Dow Jones U.S. Total Stock Market Index	17.70	-1.56	3.17
MSCI All Country World Index ex USA (International)	11.60	-4.58	5.29

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.54%	5.90%	5.80%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	2.38	4.08	4.09
Citigroup Three-Month U.S. Treasury Bill Index	0.13	0.69	2.29

CPI
Consumer Price Index	1.50%	1.43%	2.18%

3

full 12 months, a pattern we also saw in 2009. Low interest rates and a sense that the economic recovery was gathering momentum prompted investors to seek higher yields in both high-quality and below-investment-grade corporate bonds. The broad taxable U.S. bond market returned 6.54%. Late in the year, yields bounced off summer lows, putting pressure on bond prices. The dynamic was especially pronounced among municipal bonds.

As it has since December 2008, the Fed held its target for short-term interest rates near 0%, keeping the returns available from money market instruments such as the 3-month Treasury bill in the same neighborhood.

Strong returns from stocks and bonds boosted returns
Vanguard Balanced Index Fund offers investors an easy, low-cost way to gain exposure to the stock and bond markets. The fund invests roughly 60% in stocks and 40% in bonds by tracking two indexes that represent broad barometers for the U.S. equity and U.S. taxable bond markets. For 2010, the MSCI US Broad Market Index returned 17.28%, while the Barclays Capital U.S. Aggregate Float Adjusted Index returned 6.58%. Your fund’s performance represented a 60/40 blend of these two returns, net of operating and transaction costs.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Signal	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Balanced Index Fund	0.25%	0.14%	0.14%	0.08%	1.05%

The fund expense ratios shown are from the prospectus dated April 28, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the fund’s expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, and 0.08% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: Mixed-Asset Target Allocation Growth Funds.

4

All industries benefited from the market’s broad-based recovery in 2010, and the fund’s equity portfolio posted gains in all ten market sectors for the year.

The consumer discretionary sector was the fund’s top performer in 2010, gaining almost 31%. Improved consumer sentiment helped boost consumer stocks across the board, including holdings in media conglomerates, hotels, and restaurants. Retailers also benefited from a better-than-expected back-to-school season and signs that shoppers were opening their wallets as the holidays approached.

Stocks in the industrials sector also provided a significant boost to performance, returning about 28% for the year. Equipment and machinery companies rose on high demand from emerging markets, most notably China, India, and Latin American countries.

Your fund also posted notable gains in the financial, information technology, and energy sectors. Computer and software companies were top performers in IT for the year, while insurance companies, commercial banks, and real estate investment trusts led the way in financials. In the energy sector, an increase in oil prices boosted gas companies.

The fund’s fixed income portfolio seeks to track an index made up of U.S. government or government-related bonds as well as highly rated corporate bonds. Corporate

Total Returns
Ten Years Ended December 31, 2010

Average
Annual Return
Balanced Index Fund Investor Shares	4.13%
Balanced Composite Index	4.27
Mixed-Asset Target Allocation Growth Funds Average	2.95

Balanced Composite Index: Made up of two unmanaged benchmarks, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; and 60% MSCI US Broad Market Index and 40% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index.

Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

bonds outperformed government bonds for the period, as investors preferred to take on more risk for potentially higher yields. The fund and its index both benefited from exposure to corporate bonds.

Long-term performance has been competitive
For the ten years ended December 31, 2010, the Balanced Index Fund returned an average of 4.13% per year for Investor Shares. These results were in line with that of the fund’s benchmark and significantly ahead of its peer-group average.

Though at first glance the fund’s ten-year return may not appear impressive, keep in mind the period that it represents. This performance reflects a decade that included a very sharp stock market downturn in 2001 and 2002 as the late-1990s tech stock bubble deflated, and the trauma of the 2008–2009 financial crisis.

Even during these difficult times, the fund has remained on target with its composite index. The fund’s advisors, Vanguard’s Quantitative Equity Group and Fixed Income Group, deserve credit for the fund’s success in staying close to its benchmark—no easy feat during a period of such significant market swings.

There’s no doubt that the fund’s low expenses have played a key role in its competitive long-term performance.

Market swings shouldn’t affect long-term plans
The past few years have been a period of ups and downs for the global financial markets and investors have been forced to endure the turbulent ride. While these times have been nerve-racking, they have also been a good reminder that you shouldn’t let market volatility influence your long-term investment strategy. Changes have been swift and unpredictable, potentially imposing penalties on investors who chase performance.

6

Vanguard encourages you to create a long-term investment plan that includes a mix of stocks, bonds, and short-term investments that are appropriate for your goals and risk tolerance. Once your plan is in place, it’s important to stick with it, regardless of market conditions.

Such a well-balanced portfolio can help cushion some of the market’s volatility while allowing you to participate in its long-term potential for growth. Vanguard Balanced Index Fund can play an important role in your long-term investment plan by providing broad, low-cost exposure to the U.S. equity and fixed income markets.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 14, 2011

7

Balanced Index Fund

Fund Profile
As of December 31, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBASX	VBAIX
Expense Ratio1	0.25%	0.14%	0.14%	0.08%
30-Day SEC Yield	1.78%	1.92%	1.92%	1.96%

Equity Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,202	3,490
Median Market Cap	$29.7B	$29.7B
Price/Earnings Ratio	18.1x	18.1x
Price/Book Ratio	2.2x	2.2x
Return on Equity	18.8%	18.7%
Earnings Growth Rate	6.2%	6.2%
Dividend Yield	1.7%	1.7%
Foreign Holdings	0.0%	0.0%
Turnover Rate	49%	—
Short-Term Reserves	1.7%	—

Fixed Income Characteristics
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	3,240	8,216
Yield to Maturity
(before expenses)	2.9%	2.9%
Average Coupon	4.3%	4.2%
Average Duration	5.0 years	5.0 years
Average Effective
Maturity	7.0 years	7.1 years

Total Fund Volatility Measures
	Balanced
	Composite	MSCI US Broad
	Index	Market Index
R-Squared	1.00	0.99
Beta	1.00	0.61

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.6%
Apple Inc.	Computer
	Hardware	2.1
Microsoft Corp.	Systems Software	1.5
General Electric Co.	Industrial
	Conglomerates	1.4
International Business	IT Consulting &
Machines Corp.	Other Services	1.3
Chevron Corp.	Integrated Oil &
	Gas	1.3
Procter & Gamble Co.	Household
	Products	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Johnson & Johnson	Pharmaceuticals	1.2
JPMorgan Chase & Co.	Diversified Financial
	Services	1.2
Top Ten		15.1%
Top Ten as % of Total Net Assets		9.1%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2010, the expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, and 0.08% for Institutional Shares.

8

Balanced Index Fund

Fund Asset Allocation

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer
Discretionary	11.5%	11.5%
Consumer Staples	9.2	9.1
Energy	11.3	11.3
Financials	16.3	16.3
Health Care	11.2	11.2
Industrials	11.5	11.5
Information
Technology	18.6	18.7
Materials	4.2	4.2
Telecommunication
Services	2.8	2.8
Utilities	3.4	3.4

Sector Diversification (% of fixed income
portfolio)
Asset-Backed	3.7%
Finance	6.6
Foreign	3.8
Government Mortgage-Backed	27.2
Industrial	10.2
Treasury/Agency	45.1
Utilities	2.3
Other	1.1

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of fixed
income portfolio)
Aaa	76.7%
Aa	4.7
A	10.1
Baa	8.5

For information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

9

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2000, Through December 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Investor Shares	13.13%	4.48%	4.13%	$14,986
Spliced Total Stock Market Index	17.28	3.04	2.56	12,873
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	6.58	5.81	5.84	17,640
Balanced Composite Index	13.47	4.57	4.27	15,184
Mixed-Asset Target Allocation Growth
Funds Average	12.77	3.12	2.95	13,371

Spliced Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

Balanced Composite Index: Made up of two unmanaged benchmarks, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; and 60% MSCI US Broad Market Index and 40% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index.

Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

10

Balanced Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Admiral
Shares	13.29%	4.58%	4.22%	$15,123
Spliced Total Stock Market Index	17.28	3.04	2.56	12,873
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	6.58	5.81	5.84	17,640
Balanced Composite Index	13.47	4.57	4.27	15,184

		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/1/2006)	Investment
Balanced Index Fund Signal Shares	13.25%	4.22%	$11,961
Spliced Total Stock Market Index	17.28	2.10	10,941
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	6.58	6.19	12,971
Balanced Composite Index	13.47	4.19	11,946

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Balanced Index Fund Institutional Shares	13.34%	4.62%	4.27%	$7,592,106
Spliced Total Stock Market Index	17.28	3.04	2.56	6,436,328
Spliced Barclays Capital U.S. Aggregate
Float Adjusted Index	6.58	5.81	5.84	8,820,161
Balanced Composite Index	13.47	4.57	4.27	7,592,002

Fiscal-Year Total Returns (%): December 31, 2000, Through December 31, 2010

11

Balanced Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	464,327	35,642	0.3%
Walt Disney Co.	792,710	29,735	0.3%
* Amazon.com Inc.	156,261	28,127	0.3%
Consumer Discretionary—Other †		621,152	6.1%
		714,656	7.0%
Consumer Staples
Procter & Gamble Co.	1,237,947	79,637	0.8%
Coca-Cola Co.	906,835	59,643	0.6%
Wal-Mart Stores Inc.	890,193	48,008	0.5%
Philip Morris International Inc.	799,641	46,803	0.4%
PepsiCo Inc.	694,072	45,344	0.4%
Consumer Staples—Other †		287,810	2.8%
		567,245	5.5%
Energy
Exxon Mobil Corp.	2,221,561	162,441	1.6%
Chevron Corp.	877,185	80,043	0.8%
Schlumberger Ltd.	596,147	49,778	0.5%
ConocoPhillips	614,831	41,870	0.4%
Occidental Petroleum Corp.	354,306	34,757	0.3%
Energy—Other †		329,715	3.2%
		698,604	6.8%
Financials
JPMorgan Chase & Co.	1,729,958	73,385	0.7%
Wells Fargo & Co.	2,169,153	67,222	0.7%
* Citigroup Inc.	12,674,913	59,952	0.6%
Bank of America Corp.	4,376,206	58,379	0.6%
Goldman Sachs Group Inc.	213,679	35,932	0.3%
Financials—Other †		715,605	7.0%
		1,010,475	9.9%

12

Balanced Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	1,201,802	74,331	0.7%
Pfizer Inc.	3,507,113	61,410	0.6%
Merck & Co. Inc.	1,340,953	48,328	0.5%
Abbott Laboratories	673,380	32,262	0.3%
Health Care—Other †		475,474	4.7%
		691,805	6.8%
Industrials
General Electric Co.	4,664,723	85,318	0.8%
United Technologies Corp.	385,056	30,312	0.3%
Industrials—Other †		595,378	5.9%
		711,008	7.0%
Information Technology
* Apple Inc.	398,600	128,572	1.3%
Microsoft Corp.	3,398,098	94,875	0.9%
International Business Machines Corp.	550,256	80,756	0.8%
* Google Inc. Class A	107,527	63,868	0.6%
Oracle Corp.	1,754,407	54,913	0.5%
Intel Corp.	2,429,320	51,089	0.5%
* Cisco Systems Inc.	2,491,825	50,410	0.5%
Hewlett-Packard Co.	1,018,500	42,879	0.4%
QUALCOMM Inc.	700,365	34,661	0.4%
Information Technology—Other †		555,764	5.4%
		1,157,787	11.3%

Materials †		262,201	2.6%

Telecommunication Services
AT&T Inc.	2,578,138	75,746	0.8%
Verizon Communications Inc.	1,233,342	44,129	0.4%
Telecommunication Services—Other †		54,648	0.5%
		174,523	1.7%

Utilities †		209,916	2.1%
Total Common Stocks (Cost $4,268,435)		6,198,220	60.7%[1]

13

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	1.375%	1/15/13	56,710	57,578	0.5%
	United States Treasury Note/Bond	1.375%	5/15/13	47,675	48,361	0.5%
	United States Treasury Note/Bond	4.250%	8/15/14	38,900	42,912	0.4%
	United States Treasury Note/Bond	3.000%	8/31/16	40,175	41,700	0.4%
	United States Treasury Note/Bond	2.750%	11/30/16	39,922	40,764	0.4%
	United States Treasury Note/Bond	0.750%	5/31/12	37,300	37,475	0.4%
	United States Treasury Note/Bond	3.625%	8/15/19	35,800	37,434	0.3%
	United States Treasury Note/Bond	2.125%	11/30/14	32,500	33,297	0.3%
	United States Treasury Note/Bond	6.250%	8/15/23	25,850	32,506	0.3%
	United States Treasury Note/Bond	2.625%	2/29/16	30,550	31,357	0.3%
	United States Treasury Note/Bond	0.875%	2/29/12	29,650	29,817	0.3%
	United States Treasury Note/Bond	0.750%	8/15/13	28,250	28,197	0.3%
	United States Treasury Note/Bond	5.125%	5/15/16	24,375	28,081	0.3%
	United States Treasury Note/Bond	1.750%	4/15/13	27,325	27,948	0.3%
	United States Treasury Note/Bond	0.375%–
		11.250%	1/15/11–8/15/40	912,465	970,248	9.5%
					1,487,675	14.5%
Agency Bonds and Notes
2	Federal Home Loan
	Mortgage Corp.	0.375%–6.750%	3/23/12–9/15/29	66,110	71,095	0.7%
2,3	Federal National
	Mortgage Assn.	0.375%–7.250%	1/9/12–7/15/37	87,205	92,150	0.9%
4	General Electric
	Capital Corp.	2.125%–3.000%	12/9/11–12/28/12	7,825	8,015	0.1%
	Agency Bonds
	and Notes—Other †				108,407	1.0%
					279,667	2.7%
Conventional Mortgage-Backed Securities
2,3	Fannie Mae Pool	3.500%–10.500%	1/1/11–1/1/41	444,732	472,044	4.6%
2,3	Freddie Mac Gold Pool	3.500%–10.000%	1/1/11–1/1/41	313,492	332,274	3.3%
2,3	Freddie Mac Non Gold Pool	8.500%–9.500%	12/1/16–9/1/19	1	1	0.0%
3	Ginnie Mae I Pool	4.000%–10.000%	6/15/11–1/1/41	136,051	144,634	1.4%
3	Ginnie Mae II Pool	4.500%	1/1/41	30,600	31,805	0.3%
3	Ginnie Mae II Pool	4.000%–7.000%	3/20/33–1/1/41	63,920	68,697	0.7%
					1,049,455	10.3%
Nonconventional Mortgage-Backed Securities
2,3	Fannie Mae Pool	2.289%–6.308%	11/1/33–12/1/40	20,038	20,967	0.2%
2,3	Freddie Mac Non Gold Pool	2.490%–6.410%	9/1/34–12/1/40	17,787	18,675	0.2%
					39,642	0.4%
Total U.S. Government and Agency Obligations (Cost $2,783,118)					2,856,439	27.9%

14

Balanced Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
[5]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $134,081) †				148,652	1.5%
Corporate Bonds
Finance
5 Banking†				173,112	1.7%
Brokerage †				5,238	0.1%
FinanceCompanies
3 General Electric Capital Corp. 2.800%–6.875%		2/15/12–11/15/67	22,125	23,909	0.2%
5 Finance Companies—Other †				6,211	0.1%
5 Insurance †				43,513	0.4%
Other Finance †				1,768	0.0%
5 Real Estate Investment Trusts †				11,341	0.1%
				265,092	2.6%
Industrial
BasicIndustry †				40,937	0.4%
CapitalGoods
General Electric Co.	5.000%–5.250%	2/1/13–12/6/17	3,250	3,487	0.0%
5 Capital Goods—Other †				35,094	0.4%
Communication
5 NBC Universal Inc.	2.100%–6.400%	4/1/14–4/1/41	2,325	2,342	0.0%
5 Communication—Other †				81,788	0.8%
Consumer Cyclical †				43,527	0.4%
Consumer Noncyclical †				98,922	1.0%
5 Energy †				53,997	0.5%
Other Industrial †				446	0.0%
5 Technology †				31,067	0.3%
Transportation †				15,852	0.2%
				407,459	4.0%
Utilities
5 Electric†				66,608	0.7%
5 NaturalGas †				24,118	0.2%
Other Utility †				672	0.0%
				91,398	0.9%
Total Corporate Bonds (Cost $717,000)				763,949	7.5%
[5]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $158,996) †				165,700	1.6%
Taxable Municipal Bonds (Cost $32,889) †				32,526	0.3%
Tax-Exempt Municipal Bonds (Cost $75) †				73	0.0%

15

Balanced Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
6,7 Vanguard Market Liquidity Fund	0.211%	213,356,489	213,356	2.1%

8U.S. Government and Agency Obligations †			2,997	0.0%
Total Temporary Cash Investments (Cost $216,353)			216,353	2.1%[1]
[9]Total Investments (Cost $8,310,947)			10,381,912	101.6%
Other Assets and Liabilities
Other Assets			95,637	0.9%
Liabilities[7]			(258,917)	(2.5%)
			(163,280)	(1.6%)
Net Assets			10,218,632	100.0%

16

Balanced Index Fund

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	8,468,111
Overdistributed Net Investment Income	(17,699)
Accumulated Net Realized Losses	(303,201)
Unrealized Appreciation (Depreciation)
Investment Securities	2,070,965
Futures Contracts	456
Net Assets	10,218,632

Investor Shares—Net Assets
Applicable to 107,876,182 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,306,010
Net Asset Value Per Share—Investor Shares	$21.38

Admiral Shares—Net Assets
Applicable to 179,622,379 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,839,848
Net Asset Value Per Share—Admiral Shares	$21.38

Signal Shares—Net Assets
Applicable to 29,641,753 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	626,838
Net Asset Value Per Share—Signal Shares	$21.15

Institutional Shares—Net Assets
Applicable to 161,193,450 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,445,936
Net Asset Value Per Share—Institutional Shares	$21.38

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.9% and 1.8%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
5 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate value of these securities was $20,856,000, representing 0.2% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $8,656,000 of collateral received for securities on loan.
8 Securities with a value of $2,497,000 have been segregated as initial margin for open futures contracts.
9 The total value of securities on loan is $8,140,000.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Dividends	111,429
Interest[1]	135,170
Security Lending	1,028
Total Income	247,627
Expenses
The Vanguard Group—Note B
Investment Advisory Services	578
Management and Administrative—Investor Shares	7,599
Management and Administrative—Admiral Shares	2,024
Management and Administrative—Signal Shares	517
Management and Administrative—Institutional Shares	1,330
Marketing and Distribution—Investor Shares	931
Marketing and Distribution—Admiral Shares	383
Marketing and Distribution—Signal Shares	200
Marketing and Distribution—Institutional Shares	862
Custodian Fees	190
Auditing Fees	42
Shareholders’ Reports—Investor Shares	57
Shareholders’ Reports—Admiral Shares	7
Shareholders’ Reports—Signal Shares	10
Shareholders’ Reports—Institutional Shares	41
Trustees’ Fees and Expenses	15
Total Expenses	14,786
Net Investment Income	232,841
Realized Net Gain (Loss)
Investment Securities Sold	213,904
Futures Contracts	3,981
Realized Net Gain (Loss)	217,885
Change in Unrealized Appreciation (Depreciation)
Investment Securities	724,147
Futures Contracts	304
Change in Unrealized Appreciation (Depreciation)	724,451
Net Increase (Decrease) in Net Assets Resulting from Operations	1,175,177

1 Interest income from an affiliated company of the fund was $433,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	232,841	238,755
Realized Net Gain (Loss)	217,885	(301,178)
Change in Unrealized Appreciation (Depreciation)	724,451	1,572,455
Net Increase (Decrease) in Net Assets Resulting from Operations	1,175,177	1,510,032
Distributions
Net Investment Income
Investor Shares	(76,859)	(87,791)
Admiral Shares	(61,136)	(49,697)
Signal Shares	(16,766)	(26,464)
Institutional Shares	(79,436)	(78,708)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(234,197)	(242,660)
Capital Share Transactions
Investor Shares	(1,456,078)	227,289
Admiral Shares	1,756,461	60,549
Signal Shares	(313,202)	(130,288)
Institutional Shares	271,640	166,961
Net Increase (Decrease) from Capital Share Transactions	258,821	324,511
Total Increase (Decrease)	1,199,801	1,591,883
Net Assets
Beginning of Period	9,018,831	7,426,948
End of Period[1]	10,218,632	9,018,831

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($17,699,000) and ($16,343,000).

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$19.35	$16.59	$22.01	$21.36	$19.81
Investment Operations
Net Investment Income	.477	.507	.615	.660	.600
Net Realized and Unrealized Gain (Loss)
on Investments	2.032	2.767	(5.432)	.650	1.550
Total from Investment Operations	2.509	3.274	(4.817)	1.310	2.150
Distributions
Dividends from Net Investment Income	(.479)	(.514)	(.603)	(.660)	(.600)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.479)	(.514)	(.603)	(.660)	(.600)
Net Asset Value, End of Period	$21.38	$19.35	$16.59	$22.01	$21.36

Total Return[1]	13.13%	20.05%	-22.21%	6.16%	11.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,306	$3,431	$2,731	$3,717	$3,926
Ratio of Total Expenses to
Average Net Assets	0.26%	0.25%	0.20%	0.19%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.38%	2.91%	3.11%	2.99%	2.93%
Portfolio Turnover Rate	49%[2]	55%	50%	26%	33%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 15% that is attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$19.35	$16.60	$22.02	$21.36	$19.82
Investment Operations
Net Investment Income	.506	.527	.633	.690	.608
Net Realized and Unrealized Gain (Loss)
on Investments	2.032	2.757	(5.432)	.650	1.550
Total from Investment Operations	2.538	3.284	(4.799)	1.340	2.158
Distributions
Dividends from Net Investment Income	(.508)	(.534)	(.621)	(.680)	(.618)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.508)	(.534)	(.621)	(.680)	(.618)
Net Asset Value, End of Period	$21.38	$19.35	$16.60	$22.02	$21.36

Total Return	13.29%	20.11%	-22.12%	6.31%	11.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,840	$1,850	$1,536	$2,040	$2,263
Ratio of Total Expenses to
Average Net Assets	0.12%	0.14%	0.11%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.52%	3.02%	3.20%	3.08%	3.02%
Portfolio Turnover Rate	49%[1]	55%	50%	26%	33%
1 Includes 15% that is attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Balanced Index Fund

Financial Highlights

Signal Shares
					Sept. 1,
					2006[1] to
For a Share Outstanding			Year Ended December 31,		Dec. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$19.15	$16.42	$21.78	$21.13	$20.22
Investment Operations
Net Investment Income	.502	.521	.626	.671	.209
Net Realized and Unrealized Gain (Loss)
on Investments	2.002	2.737	(5.371)	.651	1.030
Total from Investment Operations	2.504	3.258	(4.745)	1.322	1.239
Distributions
Dividends from Net Investment Income	(.504)	(.528)	(.615)	(.672)	(.329)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.504)	(.528)	(.615)	(.672)	(.329)
Net Asset Value, End of Period	$21.15	$19.15	$16.42	$21.78	$21.13

Total Return	13.25%	20.17%	-22.12%	6.29%	6.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$627	$869	$860	$1,175	$429
Ratio of Total Expenses to
Average Net Assets	0.12%	0.14%	0.11%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	2.52%	3.02%	3.20%	3.08%	3.02%[2]
Portfolio Turnover Rate	49%[3]	55%	50%	26%	33%

1 Inception.
2 Annualized.
3 Includes 15% that is attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Balanced Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$19.35	$16.60	$22.02	$21.36	$19.82
Investment Operations
Net Investment Income	.515	.536	.640	.697	.614
Net Realized and Unrealized Gain (Loss)
on Investments	2.032	2.758	(5.432)	.650	1.550
Total from Investment Operations	2.547	3.294	(4.792)	1.347	2.164
Distributions
Dividends from Net Investment Income	(.517)	(.544)	(.628)	(.687)	(.624)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.517)	(.544)	(.628)	(.687)	(.624)
Net Asset Value, End of Period	$21.38	$19.35	$16.60	$22.02	$21.36

Total Return	13.34%	20.18%	-22.10%	6.34%	11.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,446	$2,869	$2,299	$2,901	$2,666
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.56%	3.08%	3.24%	3.11%	3.05%
Portfolio Turnover Rate	49%[1]	55%	50%	26%	33%
1 Includes 15% that is attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

4. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously purchases similar securities for future settlement at a lower price. The proceeds of the securities sold in mortgage-dollar-roll transactions are

24

Balanced Index Fund

typically invested in high-quality short-term fixed income securities. Although the fund forgoes principal and interest paid on the securities sold, it is compensated by interest earned on the sale proceeds and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions, in which the fund buys securities from a dealer pursuant to a TBA transaction and simultaneously sells similar securities for future settlement. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls with only highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2010, the fund had contributed capital of $1,712,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.68% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

25

Balanced Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,198,220	—	—
U.S. Government and Agency Obligations	—	2,856,439	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	148,652	—
Corporate Bonds	—	763,947	2
Sovereign Bonds	—	165,700	—
Taxable Municipal Bonds	—	32,526	—
Tax-Exempt Municipal Bonds	—	73	—
Temporary Cash Investments	213,356	2,997	—
Futures Contracts—Liabilities[1]	(71)	—	—
Total	6,411,505	3,970,334	2
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2010:

	Investments in	Investments in
	Common Stocks	Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)	($000)
Balance as of December 31, 2009	17	5
Total Sales	(9)	—
Net Realized Gain (Loss)	(232)	—
Change in Unrealized Appreciation (Depreciation)	224	(3)
Balance as of December 31, 2010	—	2

26

Balanced Index Fund

D. At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	March 2011	61	19,108	360
S&P MidCap 400 Index	March 2011	9	4,074	59
E-mini Russell 2000 Index	March 2011	35	2,738	42
E-mini S&P 500 Index	March 2011	25	1,566	(5)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2010, the fund had $797,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $302,745,000 to offset future net capital gains through December 31, 2017.

At December 31, 2010, the cost of investment securities for tax purposes was $8,310,947,000. Net unrealized appreciation of investment securities for tax purposes was $2,070,965,000, consisting of unrealized gains of $2,446,378,000 on securities that had risen in value since their purchase and $375,413,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2010, the fund purchased $644,022,000 of investment securities and sold $695,808,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $4,119,705,000 and $3,809,057,000, respectively.

27

Balanced Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	740,989	36,927	674,357	38,857
Issued in Lieu of Cash Distributions	74,823	3,720	85,149	4,785
Redeemed	(2,271,890)	(110,062)	(532,217)	(30,904)
Net Increase (Decrease)—Investor Shares	(1,456,078)	(69,415)	227,289	12,738
Admiral Shares
Issued	1,982,496	95,305	262,114	14,970
Issued in Lieu of Cash Distributions	55,499	2,717	44,222	2,485
Redeemed	(281,534)	(13,995)	(245,787)	(14,443)
Net Increase (Decrease)—Admiral Shares	1,756,461	84,027	60,549	3,012
Signal Shares
Issued	189,995	9,637	224,153	12,792
Issued in Lieu of Cash Distributions	16,128	807	25,770	1,471
Redeemed	(519,325)	(26,183)	(380,211)	(21,285)
Net Increase (Decrease)—Signal Shares	(313,202)	(15,739)	(130,288)	(7,022)
Institutional Shares
Issued	844,154	41,865	617,456	35,651
Issued in Lieu of Cash Distributions	78,888	3,896	78,250	4,395
Redeemed	(651,402)	(32,813)	(528,745)	(30,352)
Net Increase (Decrease)—Institutional Shares	271,640	12,948	166,961	9,694

H. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

28

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets-investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the “Fund”) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 14, 2011

Special 2010 tax information (unaudited) for Vanguard Balanced Index Fund

This information for the fiscal year ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $106,091,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 96.1% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

29

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Balanced Index Fund Investor Shares Periods Ended December 31, 2010
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	13.13%	4.48%	4.13%
Returns After Taxes on Distributions	12.44	3.68	3.23
Returns After Taxes on Distributions and Sale of Fund Shares	8.73	3.44	3.05

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended December 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	6/30/2010	12/31/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,146.99	$1.41
Admiral Shares	1,000.00	1,147.76	0.65
Signal Shares	1,000.00	1,148.24	0.65
Institutional Shares	1,000.00	1,148.03	0.43
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

32

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For this report, credit-quality ratings for each issue are obtained from Barclays Capital using ratings derived from Moody’s Investors Service, Fitch Ratings, and Standard & Poor’s. When ratings from all three agencies are available, the median rating is used; when ratings are available from two of the agencies, the lower rating is used; and when one rating is available, that rating is used.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

33

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

34

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	JamesM. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
Institutional Investor Services > 800-523-1036	bears no liability with respect to any such funds or
Text Telephone for People	securities. For any such funds or securities, the
With Hearing Impairment > 800-749-7273	prospectus or the Statement of Additional Information
contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q020 022011

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (60.7%)[1]
Consumer Discretionary (7.0%)
McDonald's Corp.	464,327	35,642
Walt Disney Co.	792,710	29,735
* Amazon.com Inc.	156,261	28,127
Home Depot Inc.	733,102	25,703
Comcast Corp. Class A	1,069,365	23,494
* Ford Motor Co.	1,322,673	22,208
Target Corp.	298,971	17,977
Time Warner Inc.	490,508	15,780
Lowe's Cos. Inc.	612,260	15,355
* DIRECTV Class A	378,156	15,100
News Corp. Class A	987,996	14,385
NIKE Inc. Class B	162,006	13,839
Johnson Controls Inc.	293,746	11,221
Starbucks Corp.	322,909	10,375
Time Warner Cable Inc.	155,016	10,236
Yum! Brands Inc.	203,717	9,992
Viacom Inc. Class B	242,579	9,609
Carnival Corp.	200,323	9,237
* General Motors Co.	229,052	8,443
* priceline.com Inc.	21,103	8,432
TJX Cos. Inc.	177,962	7,900
Staples Inc.	318,555	7,253
Coach Inc.	129,670	7,172
* Kohl's Corp.	127,616	6,935
* Las Vegas Sands Corp.	144,101	6,621
Omnicom Group Inc.	131,455	6,021
* Bed Bath & Beyond Inc.	115,784	5,691
Best Buy Co. Inc.	155,590	5,335
Marriott International Inc. Class A	126,632	5,260
CBS Corp. Class B	274,743	5,234
Starwood Hotels & Resorts Worldwide Inc.	82,867	5,037
McGraw-Hill Cos. Inc.	134,784	4,907
Macy's Inc.	185,251	4,687
Stanley Black & Decker Inc.	68,627	4,589
Gap Inc.	198,691	4,399
Mattel Inc.	157,915	4,016
Fortune Brands Inc.	66,442	4,003
* Liberty Media Corp. - Interactive	248,130	3,913
Virgin Media Inc.	137,486	3,745
Cablevision Systems Corp. Class A	109,901	3,719
Limited Brands Inc.	120,555	3,705
* O'Reilly Automotive Inc.	60,456	3,653
Wynn Resorts Ltd.	34,955	3,630
* BorgWarner Inc.	49,733	3,599
Harley-Davidson Inc.	102,707	3,561
Genuine Parts Co.	69,174	3,551
Tiffany & Co.	55,444	3,453
* NetFlix Inc.	19,339	3,398
* AutoZone Inc.	12,375	3,373
Ross Stores Inc.	53,216	3,366
Nordstrom Inc.	77,258	3,274
VF Corp.	37,885	3,265
Polo Ralph Lauren Corp. Class A	28,348	3,144
Comcast Corp. Class A Special Shares	150,986	3,142
* CarMax Inc.	97,538	3,110
* Dollar Tree Inc.	55,340	3,103
Autoliv Inc.	38,535	3,042
JC Penney Co. Inc.	92,828	2,999
Whirlpool Corp.	33,531	2,979
* Chipotle Mexican Grill Inc. Class A	13,651	2,903
* Royal Caribbean Cruises Ltd.	60,960	2,865

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Sirius XM Radio Inc.	1,696,629	2,782
	Family Dollar Stores Inc.	55,297	2,749
	Darden Restaurants Inc.	57,725	2,681
	Hasbro Inc.	55,553	2,621
*	Discovery Communications Inc. Class A	60,196	2,510
	Advance Auto Parts Inc.	36,985	2,447
*	TRW Automotive Holdings Corp.	45,117	2,378
	Wyndham Worldwide Corp.	77,887	2,333
	International Game Technology	131,698	2,330
	Expedia Inc.	91,614	2,299
*	Apollo Group Inc. Class A	58,103	2,294
*	Discovery Communications Inc.	61,797	2,267
*	Interpublic Group of Cos. Inc.	213,267	2,265
	Abercrombie & Fitch Co.	39,063	2,251
	Newell Rubbermaid Inc.	123,225	2,240
*	MGM Resorts International	149,245	2,216
*	Lear Corp.	21,826	2,154
*	Urban Outfitters Inc.	58,950	2,111
	PetSmart Inc.	52,403	2,087
	Scripps Networks Interactive Inc. Class A	40,258	2,083
*	Liberty Media Corp. - Capital	31,861	1,993
*	Liberty Global Inc. Class A	52,802	1,868
	Phillips-Van Heusen Corp.	29,400	1,852
*	DISH Network Corp. Class A	92,759	1,824
	Gentex Corp.	60,996	1,803
*	NVR Inc.	2,438	1,685
*	Fossil Inc.	23,804	1,678
*	Signet Jewelers Ltd.	38,127	1,655
*	Liberty Global Inc.	48,195	1,633
	H&R Block Inc.	136,402	1,625
	Gannett Co. Inc.	105,244	1,588
^	Garmin Ltd.	51,200	1,587
	Tractor Supply Co.	31,699	1,537
	Williams-Sonoma Inc.	43,017	1,535
	DR Horton Inc.	126,898	1,514
*	Dick's Sporting Goods Inc.	40,126	1,505
	Leggett & Platt Inc.	64,258	1,463
*	Mohawk Industries Inc.	25,368	1,440
*	GameStop Corp. Class A	62,648	1,433
*,^	Sears Holdings Corp.	19,426	1,433
*	Harman International Industries Inc.	30,726	1,423
*	Liberty Media Corp. - Starz	21,312	1,417
*	Dollar General Corp.	45,000	1,380
*	Lululemon Athletica Inc.	20,167	1,380
*	Deckers Outdoor Corp.	17,100	1,364
	DeVry Inc.	28,418	1,363
	Foot Locker Inc.	69,332	1,360
*	LKQ Corp.	59,321	1,348
	Tupperware Brands Corp.	28,240	1,346
	Sotheby's	29,624	1,333
*	Panera Bread Co. Class A	13,000	1,316
	Jarden Corp.	40,822	1,260
	Guess? Inc.	26,356	1,247
	American Eagle Outfitters Inc.	82,115	1,201
*	Goodyear Tire & Rubber Co.	100,658	1,193
*	Toll Brothers Inc.	62,126	1,180
*	Pulte Group Inc.	154,936	1,165
*	Tempur-Pedic International Inc.	29,036	1,163
*	WMS Industries Inc.	25,675	1,162
	Washington Post Co. Class B	2,614	1,149
*	J Crew Group Inc.	26,423	1,140
*	Big Lots Inc.	36,242	1,104
	Polaris Industries Inc.	14,090	1,099
*	Warnaco Group Inc.	19,900	1,096

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* Tenneco Inc.	26,061	1,073
* Hanesbrands Inc.	42,207	1,072
* Dana Holding Corp.	61,201	1,053
* Penn National Gaming Inc.	29,751	1,046
* Aeropostale Inc.	42,125	1,038
RadioShack Corp.	55,537	1,027
* Lamar Advertising Co. Class A	25,524	1,017
* Bally Technologies Inc.	23,635	997
Lennar Corp. Class A	51,960	974
Chico's FAS Inc.	79,001	950
Brinker International Inc.	45,400	948
Rent-A-Center Inc.	29,070	938
* ITT Educational Services Inc.	14,624	931
Strayer Education Inc.	6,075	925
John Wiley & Sons Inc. Class A	20,098	909
* DreamWorks Animation SKG Inc. Class A	30,565	901
* Hyatt Hotels Corp. Class A	19,658	900
* Under Armour Inc. Class A	16,282	893
Service Corp. International	107,660	888
* Carter's Inc.	26,888	793
Dillard's Inc. Class A	20,595	781
* Coinstar Inc.	13,592	767
* Cheesecake Factory Inc.	24,792	760
* Career Education Corp.	36,233	751
Brunswick Corp.	39,208	735
* Dress Barn Inc.	27,326	722
* Jo-Ann Stores Inc.	11,835	713
* AnnTaylor Stores Corp.	25,928	710
* Live Nation Entertainment Inc.	62,139	710
* Madison Square Garden Inc. Class A	27,076	698
* Life Time Fitness Inc.	17,003	697
* Valassis Communications Inc.	21,459	694
Aaron's Inc.	33,912	691
* Office Depot Inc.	127,147	687
* Vail Resorts Inc.	13,100	682
Wolverine World Wide Inc.	21,276	678
Wendy's/Arby's Group Inc. Class A	145,837	674
* OfficeMax Inc.	37,557	665
* Sally Beauty Holdings Inc.	45,155	656
* Eastman Kodak Co.	122,271	655
* CROCS Inc.	37,900	649
* Saks Inc.	60,587	648
* Iconix Brand Group Inc.	32,768	633
* Collective Brands Inc.	29,750	628
Jones Group Inc.	39,540	614
Hillenbrand Inc.	28,713	598
Cooper Tire & Rubber Co.	25,193	594
CTC Media Inc.	25,124	589
* New York Times Co. Class A	60,008	588
* Orient-Express Hotels Ltd. Class A	44,800	582
Meredith Corp.	16,672	578
Men's Wearhouse Inc.	22,992	574
* HSN Inc.	18,354	562
* Childrens Place Retail Stores Inc.	11,300	561
Cracker Barrel Old Country Store Inc.	10,224	560
* AutoNation Inc.	19,812	559
Weight Watchers International Inc.	14,719	552
Six Flags Entertainment Corp.	10,078	548
* Pier 1 Imports Inc.	52,084	547
Thor Industries Inc.	16,082	546
Choice Hotels International Inc.	13,800	528
Morningstar Inc.	9,864	524
Cinemark Holdings Inc.	30,200	521
* Gaylord Entertainment Co.	14,341	515

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Jack in the Box Inc.	24,280	513
	Pool Corp.	22,678	511
	PF Chang's China Bistro Inc.	10,400	504
	MDC Holdings Inc.	17,250	496
*	JOS A Bank Clothiers Inc.	12,237	493
*	Ulta Salon Cosmetics & Fragrance Inc.	14,476	492
	KB Home	36,318	490
	Buckle Inc.	12,925	488
	Arbitron Inc.	11,679	485
	National CineMedia Inc.	23,958	477
	Matthews International Corp. Class A	13,314	466
*	Hibbett Sports Inc.	12,618	466
*	Cabela's Inc.	21,400	465
*	Steven Madden Ltd.	11,030	460
*	Capella Education Co.	6,820	454
	Bob Evans Farms Inc.	13,738	453
*	Timberland Co. Class A	18,069	444
*	Texas Roadhouse Inc. Class A	25,800	443
	Regal Entertainment Group Class A	37,450	440
	Regis Corp.	26,112	433
*	CEC Entertainment Inc.	10,994	427
*	DineEquity Inc.	8,451	417
	American Greetings Corp. Class A	18,644	413
*	Genesco Inc.	10,945	410
*	Pinnacle Entertainment Inc.	29,200	409
	Group 1 Automotive Inc.	9,451	395
	Finish Line Inc. Class A	22,894	394
*	Blue Nile Inc.	6,807	388
*	Tesla Motors Inc.	14,500	386
*	99 Cents Only Stores	24,129	385
*	Exide Technologies	40,786	384
	Monro Muffler Brake Inc.	10,980	380
*	BJ's Restaurants Inc.	10,556	374
*	Modine Manufacturing Co.	23,638	366
	International Speedway Corp. Class A	13,555	355
*	Quiksilver Inc.	69,640	353
	Scholastic Corp.	11,952	353
*,^	Education Management Corp.	19,350	350
*	Shuffle Master Inc.	30,413	348
*	Interval Leisure Group Inc.	21,501	347
*	Buffalo Wild Wings Inc.	7,900	346
	Ryland Group Inc.	20,249	345
*	Helen of Troy Ltd.	11,400	339
*	Penske Automotive Group Inc.	19,200	334
*	DSW Inc. Class A	8,551	334
*	Skechers U.S.A. Inc. Class A	16,500	330
*	Liz Claiborne Inc.	45,629	327
	Columbia Sportswear Co.	5,384	325
*	Scientific Games Corp. Class A	32,444	323
*	Domino's Pizza Inc.	20,200	322
*	American Public Education Inc.	8,500	317
	Stewart Enterprises Inc. Class A	46,900	314
*	Papa John's International Inc.	10,900	302
	Stage Stores Inc.	17,343	301
*	Shutterfly Inc.	8,500	298
	Cato Corp. Class A	10,798	296
*	Boyd Gaming Corp.	27,756	294
*	American Axle & Manufacturing Holdings Inc.	22,836	294
*	Vitamin Shoppe Inc.	8,612	290
*	Knology Inc.	18,307	286
*	Sonic Corp.	28,091	284
*	Ruby Tuesday Inc.	21,633	283
*	Biglari Holdings Inc.	679	279
*	Standard Pacific Corp.	58,701	270

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Ethan Allen Interiors Inc.	13,359	267
*	Meritage Homes Corp.	12,000	266
	PEP Boys-Manny Moe & Jack	19,740	265
	Nutrisystem Inc.	12,590	265
	Barnes & Noble Inc.	18,693	265
	Brown Shoe Co. Inc.	18,675	260
	Lennar Corp. Class B	16,664	259
*	Steiner Leisure Ltd.	5,485	256
*	Lions Gate Entertainment Corp.	39,083	254
*	Belo Corp. Class A	35,150	249
	Universal Technical Institute Inc.	11,278	248
	Harte-Hanks Inc.	19,399	248
	Callaway Golf Co.	30,604	247
	Fred's Inc. Class A	17,750	244
	Churchill Downs Inc.	5,457	237
	Sinclair Broadcast Group Inc. Class A	28,900	236
*	True Religion Apparel Inc.	10,581	236
*	K12 Inc.	8,200	235
*	Pre-Paid Legal Services Inc.	3,880	234
*	Krispy Kreme Doughnuts Inc.	32,697	228
*	California Pizza Kitchen Inc.	13,150	227
*	Pacific Sunwear of California Inc.	41,048	222
*	Charming Shoppes Inc.	61,156	217
	Superior Industries International Inc.	10,179	216
*	Federal-Mogul Corp.	10,238	211
*	Rentrak Corp.	7,000	211
*	Mediacom Communications Corp. Class A	24,580	208
*	Corinthian Colleges Inc.	39,791	207
*	Peet's Coffee & Tea Inc.	4,934	206
*	Asbury Automotive Group Inc.	11,100	205
*	Citi Trends Inc.	8,300	204
*	Ascent Media Corp. Class A	5,200	202
*	Maidenform Brands Inc.	8,300	197
*	Lumber Liquidators Holdings Inc.	7,900	197
*	Talbots Inc.	22,378	191
	Drew Industries Inc.	8,382	190
	Big 5 Sporting Goods Corp.	12,400	189
*	Clear Channel Outdoor Holdings Inc. Class A	13,394	188
*	Winnebago Industries Inc.	12,342	188
*	Unifi Inc.	10,923	185
	Express Inc.	9,800	184
	Sturm Ruger & Co. Inc.	11,976	183
*	RC2 Corp.	8,400	183
*	Universal Electronics Inc.	6,389	181
	Sonic Automotive Inc. Class A	13,599	180
*	G-III Apparel Group Ltd.	5,100	179
*	Jakks Pacific Inc.	9,761	178
	Volcom Inc.	9,414	178
*	Select Comfort Corp.	18,937	173
*	iRobot Corp.	6,845	170
	Ameristar Casinos Inc.	10,854	170
*	La-Z-Boy Inc.	18,747	169
	HOT Topic Inc.	26,969	169
*	Zumiez Inc.	6,256	168
*	Entercom Communications Corp. Class A	14,494	168
	World Wrestling Entertainment Inc. Class A	11,400	162
	PetMed Express Inc.	9,100	162
*	Fuel Systems Solutions Inc.	5,442	160
*,^	Hovnanian Enterprises Inc. Class A	38,676	158
*	Warner Music Group Corp.	28,012	158
*	Destination Maternity Corp.	4,134	157
	Oxford Industries Inc.	6,100	156
*	Wet Seal Inc. Class A	42,175	156
*	Retail Ventures Inc.	9,500	155

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Amerigon Inc.	14,100	153
*	Perry Ellis International Inc.	5,491	151
	Stein Mart Inc.	16,189	150
*	K-Swiss Inc. Class A	11,600	145
	Standard Motor Products Inc.	10,290	141
*	Grand Canyon Education Inc.	7,100	139
*	hhgregg Inc.	6,600	138
	Christopher & Banks Corp.	22,302	137
*	Dorman Products Inc.	3,754	136
*	America's Car-Mart Inc.	5,000	135
*	Red Robin Gourmet Burgers Inc.	6,300	135
	Marcus Corp.	10,100	134
*	McClatchy Co. Class A	28,497	133
*	Geeknet Inc.	5,240	131
*	Movado Group Inc.	7,876	127
*	Rue21 Inc.	4,274	125
*	Beazer Homes USA Inc.	22,822	123
*	Cavco Industries Inc.	2,610	122
*	Stoneridge Inc.	7,700	122
	Ambassadors Group Inc.	10,100	116
*,^	Bridgepoint Education Inc.	6,069	115
*	EW Scripps Co. Class A	11,219	114
*	Coldwater Creek Inc.	35,018	111
*	Leapfrog Enterprises Inc.	19,980	111
*	Orbitz Worldwide Inc.	19,600	110
	Lincoln Educational Services Corp.	6,944	108
*	Drugstore.Com Inc.	48,241	107
*	AFC Enterprises Inc.	7,585	105
*	West Marine Inc.	9,762	103
	Haverty Furniture Cos. Inc.	7,948	103
*	Core-Mark Holding Co. Inc.	2,800	100
*	Casual Male Retail Group Inc.	20,575	98
	Speedway Motorsports Inc.	6,285	96
	Gaiam Inc. Class A	12,241	94
*	Denny's Corp.	26,312	94
*	Systemax Inc.	6,500	92
	Skyline Corp.	3,500	91
*	Kirkland's Inc.	6,400	90
*	Journal Communications Inc. Class A	17,539	89
	Spartan Motors Inc.	13,989	85
*	Furniture Brands International Inc.	16,573	85
*	Arctic Cat Inc.	5,600	82
	CPI Corp.	3,600	81
	Blyth Inc.	2,331	80
*	Overstock.com Inc.	4,862	80
	Lithia Motors Inc. Class A	5,600	80
	Mac-Gray Corp.	5,300	79
*	M/I Homes Inc.	5,000	77
*	Midas Inc.	9,448	77
*	Morgans Hotel Group Co.	8,300	75
	Cherokee Inc.	3,938	74
*	Daily Journal Corp.	1,028	74
*	Valuevision Media Inc. Class A	11,940	73
*	ChinaCast Education Corp.	9,200	71
*	Famous Dave's Of America Inc.	6,350	71
*	Audiovox Corp. Class A	7,998	69
*	Cost Plus Inc.	7,100	69
*	Shoe Carnival Inc.	2,550	69
*	Cumulus Media Inc. Class A	15,330	66
*	Tuesday Morning Corp.	12,473	66
*	CKX Inc.	16,273	66
*	Zale Corp.	14,898	63
*	Playboy Enterprises Inc. Class B	12,000	63
*	Fisher Communications Inc.	2,860	62

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Isle of Capri Casinos Inc.	5,797	59
*	AH Belo Corp. Class A	6,710	58
*	1-800-Flowers.com Inc. Class A	21,537	58
*	Smith & Wesson Holding Corp.	15,460	58
	Strattec Security Corp.	1,725	57
	Learning Tree International Inc.	5,981	57
*	Lee Enterprises Inc.	22,798	56
*	Kenneth Cole Productions Inc. Class A	4,462	56
*	Morton's Restaurant Group Inc.	8,400	54
*	Saga Communications Inc. Class A	2,050	54
*	Reading International Inc. Class A	10,600	54
*	MarineMax Inc.	5,700	53
*	LIN TV Corp. Class A	9,878	52
*	O'Charleys Inc.	7,039	51
*	Monarch Casino & Resort Inc.	4,000	50
*	Nexstar Broadcasting Group Inc. Class A	8,317	50
*	Libbey Inc.	3,100	48
*	Luby's Inc.	7,600	48
*	Entravision Communications Corp. Class A	18,529	48
	Weyco Group Inc.	1,942	48
*	Multimedia Games Inc.	8,500	47
*	Kid Brands Inc.	5,538	47
*	Lifetime Brands Inc.	3,200	45
*	American Apparel Inc.	26,992	45
*	Dex One Corp.	6,000	45
	Bebe Stores Inc.	7,350	44
*	Steinway Musical Instruments Inc.	2,200	44
*	Carriage Services Inc. Class A	8,900	43
*	Brookfield Homes Corp.	4,479	42
*	New York & Co. Inc.	9,500	42
*,^	Conn's Inc.	8,893	42
	CSS Industries Inc.	2,010	41
*	Media General Inc. Class A	7,157	41
*	Cambium Learning Group Inc.	11,800	41
	Books-A-Million Inc.	6,500	38
*	Sealy Corp.	12,647	37
*	Fuqi International Inc.	5,600	36
*	dELiA*s Inc.	20,058	35
	PRIMEDIA Inc.	8,292	35
*	SuperMedia Inc.	3,986	35
*	Marine Products Corp.	5,136	34
*	Harris Interactive Inc.	27,000	33
*	Benihana Inc. Class A	3,860	31
*	Ruth's Hospitality Group Inc.	6,635	31
*	Build-A-Bear Workshop Inc.	3,900	30
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	63,300	28
*	LodgeNet Interactive Corp.	6,600	28
*	Bon-Ton Stores Inc.	2,200	28
*	Bluegreen Corp.	8,500	27
*	Borders Group Inc.	30,217	27
*	Martha Stewart Living Omnimedia Class A	6,130	27
*	Jackson Hewitt Tax Service Inc.	12,400	27
*	McCormick & Schmick's Seafood Restaurants Inc.	2,860	26
*	Cosi Inc.	21,135	26
*	Beasley Broadcasting Group Inc. Class A	4,235	25
*	MTR Gaming Group Inc.	12,037	24
*	Stanley Furniture Co. Inc.	7,404	23
	Hooker Furniture Corp.	1,600	23
*	Deer Consumer Products Inc.	2,000	22
	Dover Downs Gaming & Entertainment Inc.	6,583	22
*	Great Wolf Resorts Inc.	8,318	22
	Koss Corp.	4,202	21
*	Gray Television Inc.	11,200	21
*	Jamba Inc.	9,207	21

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* Carmike Cinemas Inc.	2,600	20
* Nautilus Inc.	10,993	20
Emerson Radio Corp.	9,600	19
* Radio One Inc.	16,291	18
* Bassett Furniture Industries Inc.	4,200	18
* Cache Inc.	3,950	18
* Premier Exhibitions Inc.	8,900	18
* Navarre Corp.	8,214	17
* Heelys Inc.	5,550	17
* Radio One Inc. Class A	14,000	16
* Benihana Inc. Class A	1,930	16
* Lakes Entertainment Inc.	4,613	13
* Empire Resorts Inc.	12,697	13
Salem Communications Corp. Class A	3,960	13
Flexsteel Industries	701	12
* Century Casinos Inc.	5,100	12
* AC Moore Arts & Crafts Inc.	4,858	12
* Wonder Auto Technology Inc.	1,621	12
* Trans World Entertainment Corp.	7,150	12
Shiloh Industries Inc.	900	11
Escalade Inc.	1,686	11
* Dover Motorsports Inc.	5,900	11
* Rocky Brands Inc.	1,000	10
* Hollywood Media Corp.	6,000	10
* Vitacost.com Inc.	1,600	9
Outdoor Channel Holdings Inc.	1,100	8
* Emmis Communications Corp. Class A	10,365	8
* Spanish Broadcasting System Inc.	11,100	8
Collectors Universe	550	8
News Corp. Class B	400	7
* Carrols Restaurant Group Inc.	844	6
* Joe's Jeans Inc.	4,000	6
* Atrinsic Inc.	2,104	6
* Princeton Review Inc.	4,500	5
* Nobel Learning Communities Inc.	609	4
* Culp Inc.	400	4
* Town Sports International Holdings Inc.	1,000	4
* Red Lion Hotels Corp.	500	4
* Dixie Group Inc.	1,011	4
* SPAR Group Inc.	300	—
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	591	—
		714,656
Consumer Staples (5.5%)
Procter & Gamble Co.	1,237,947	79,637
Coca-Cola Co.	906,835	59,643
Wal-Mart Stores Inc.	890,193	48,008
Philip Morris International Inc.	799,641	46,803
PepsiCo Inc.	694,072	45,344
Kraft Foods Inc.	760,957	23,978
Altria Group Inc.	909,250	22,386
CVS Caremark Corp.	591,595	20,570
Colgate-Palmolive Co.	212,044	17,042
Walgreen Co.	424,550	16,540
Costco Wholesale Corp.	191,507	13,829
Kimberly-Clark Corp.	178,503	11,253
General Mills Inc.	280,137	9,970
Archer-Daniels-Midland Co.	280,509	8,438
Sysco Corp.	256,624	7,545
HJ Heinz Co.	138,827	6,866
Kroger Co.	266,049	5,949
Kellogg Co.	116,035	5,927
Mead Johnson Nutrition Co.	89,730	5,586
Avon Products Inc.	188,306	5,472
Lorillard Inc.	66,556	5,462

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Reynolds American Inc.	153,496	5,007
Sara Lee Corp.	274,424	4,805
ConAgra Foods Inc.	193,022	4,358
Estee Lauder Cos. Inc. Class A	49,866	4,024
Clorox Co.	60,918	3,855
Bunge Ltd.	58,435	3,829
Safeway Inc.	167,526	3,768
Coca-Cola Enterprises Inc.	149,350	3,738
Dr Pepper Snapple Group Inc.	104,153	3,662
Molson Coors Brewing Co. Class B	70,734	3,550
JM Smucker Co.	52,114	3,421
Hershey Co.	68,881	3,248
* Whole Foods Market Inc.	63,673	3,221
Campbell Soup Co.	88,876	3,088
Brown-Forman Corp. Class B	35,929	2,501
McCormick & Co. Inc.	53,217	2,476
Tyson Foods Inc. Class A	129,205	2,225
Church & Dwight Co. Inc.	31,355	2,164
* Energizer Holdings Inc.	29,032	2,116
* Constellation Brands Inc. Class A	81,641	1,808
Herbalife Ltd.	25,809	1,765
* Hansen Natural Corp.	32,646	1,707
Hormel Foods Corp.	31,898	1,635
* Green Mountain Coffee Roasters Inc.	49,265	1,619
Del Monte Foods Co.	85,403	1,606
* Ralcorp Holdings Inc.	24,257	1,577
Corn Products International Inc.	33,350	1,534
Alberto-Culver Co. Class B	39,605	1,467
* Smithfield Foods Inc.	66,059	1,363
* BJ's Wholesale Club Inc.	24,066	1,153
Flowers Foods Inc.	36,984	995
SUPERVALU Inc.	95,738	922
* TreeHouse Foods Inc.	15,611	798
* United Natural Foods Inc.	20,200	741
* Dean Foods Co.	83,199	735
Nu Skin Enterprises Inc. Class A	24,302	735
Casey's General Stores Inc.	16,779	713
* Central European Distribution Corp.	30,650	702
Ruddick Corp.	18,309	675
Diamond Foods Inc.	10,095	537
Lancaster Colony Corp.	9,151	523
* Hain Celestial Group Inc.	18,935	512
Fresh Del Monte Produce Inc.	20,160	503
* Darling International Inc.	36,202	481
Universal Corp.	10,953	446
Sanderson Farms Inc.	10,119	396
J&J Snack Foods Corp.	7,800	376
Vector Group Ltd.	21,422	371
* Boston Beer Co. Inc. Class A	3,600	342
Andersons Inc.	9,300	338
Tootsie Roll Industries Inc.	11,299	327
Snyders-Lance Inc.	13,200	309
B&G Foods Inc. Class A	22,400	308
* Chiquita Brands International Inc.	21,536	302
Nash Finch Co.	6,656	283
* Elizabeth Arden Inc.	12,138	279
WD-40 Co.	6,412	258
* Central Garden and Pet Co. Class A	25,150	248
* Rite Aid Corp.	275,738	244
Pricesmart Inc.	5,985	228
* Alliance One International Inc.	48,788	207
* Winn-Dixie Stores Inc.	26,566	190
* USANA Health Sciences Inc.	4,350	189
* Heckmann Corp.	37,500	189

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*,^	Zhongpin Inc.	9,200	188
*	Medifast Inc.	6,400	185
	Weis Markets Inc.	4,452	180
*	Dole Food Co. Inc.	12,950	175
*	Prestige Brands Holdings Inc.	14,246	170
*	Pantry Inc.	8,400	167
	Spartan Stores Inc.	9,800	166
*	Smart Balance Inc.	34,100	148
	Cal-Maine Foods Inc.	4,600	145
*	Pilgrim's Pride Corp.	17,253	122
	Inter Parfums Inc.	6,225	117
*	Nutraceutical International Corp.	7,300	104
	Ingles Markets Inc. Class A	5,000	96
	Coca-Cola Bottling Co. Consolidated	1,700	95
*	American Oriental Bioengineering Inc.	37,100	89
	National Beverage Corp.	5,760	76
	Griffin Land & Nurseries Inc.	2,257	73
	Limoneira Co.	2,400	69
*	Central Garden and Pet Co.	6,775	67
*	Omega Protein Corp.	7,900	64
*	Harbinger Group Inc.	10,300	64
*	Revlon Inc. Class A	6,406	63
*	Lifeway Foods Inc.	6,122	58
	Oil-Dri Corp. of America	2,500	54
	Calavo Growers Inc.	2,287	53
*	John B. Sanfilippo & Son Inc.	4,200	52
*	Susser Holdings Corp.	3,592	50
	Farmer Bros Co.	2,598	46
*,^	Star Scientific Inc.	20,762	40
	Alico Inc.	1,667	40
*	Seneca Foods Corp. Class A	1,400	38
*	Feihe International Inc.	2,753	29
*	Parlux Fragrances Inc.	9,354	28
	Village Super Market Inc. Class A	826	27
	MGP Ingredients Inc.	2,300	25
	Schiff Nutrition International Inc.	2,700	25
*,^	China-Biotics Inc.	1,400	21
	Imperial Sugar Co.	1,500	20
*	Reddy Ice Holdings Inc.	6,613	18
	Female Health Co.	2,700	15
*	China Sky One Medical Inc.	1,774	12
*	Mannatech Inc.	6,650	12
*	Jones Soda Co.	6,300	7
*	AgFeed Industries Inc.	2,361	7
*	Physicians Formula Holdings Inc.	900	3
*	Orchids Paper Products Co.	100	1
*	Crystal Rock Holdings Inc.	800	1
			567,245
Energy (6.8%)
	Exxon Mobil Corp.	2,221,561	162,441
	Chevron Corp.	877,185	80,043
	Schlumberger Ltd.	596,147	49,778
	ConocoPhillips	614,831	41,870
	Occidental Petroleum Corp.	354,306	34,757
	Apache Corp.	166,606	19,864
	Anadarko Petroleum Corp.	215,921	16,445
	Halliburton Co.	398,010	16,251
	Devon Energy Corp.	180,242	14,151
	National Oilwell Varco Inc.	182,842	12,296
	Marathon Oil Corp.	309,619	11,465
	Baker Hughes Inc.	188,007	10,748
	EOG Resources Inc.	110,551	10,105
	Hess Corp.	132,022	10,105
	Peabody Energy Corp.	117,417	7,512

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Chesapeake Energy Corp.	285,414	7,395
* Weatherford International Ltd.	323,233	7,370
Spectra Energy Corp.	282,641	7,063
Noble Energy Inc.	76,669	6,600
Williams Cos. Inc.	255,088	6,306
Murphy Oil Corp.	79,433	5,922
Valero Energy Corp.	246,978	5,710
* Southwestern Energy Co.	151,893	5,685
* Cameron International Corp.	106,241	5,390
Consol Energy Inc.	98,440	4,798
* FMC Technologies Inc.	52,668	4,683
Pioneer Natural Resources Co.	50,610	4,394
El Paso Corp.	307,142	4,226
* Newfield Exploration Co.	58,253	4,201
Noble Corp.	111,577	3,991
* Concho Resources Inc.	37,993	3,331
Cimarex Energy Co.	36,658	3,245
* Ultra Petroleum Corp.	66,508	3,177
* Denbury Resources Inc.	165,494	3,159
* Alpha Natural Resources Inc.	52,435	3,148
Range Resources Corp.	69,749	3,137
* Nabors Industries Ltd.	124,467	2,920
EQT Corp.	62,232	2,790
QEP Resources Inc.	76,409	2,774
* Whiting Petroleum Corp.	22,324	2,616
* Pride International Inc.	77,566	2,560
Arch Coal Inc.	71,776	2,516
* Petrohawk Energy Corp.	131,913	2,407
* Kinder Morgan Management LLC	35,950	2,404
Massey Energy Co.	42,280	2,268
Helmerich & Payne Inc.	46,071	2,234
Sunoco Inc.	53,358	2,151
* McDermott International Inc.	102,180	2,114
Diamond Offshore Drilling Inc.	30,312	2,027
* Plains Exploration & Production Co.	61,125	1,965
* Forest Oil Corp.	47,675	1,810
* Rowan Cos. Inc.	50,670	1,769
* Oceaneering International Inc.	23,705	1,745
Cabot Oil & Gas Corp.	45,970	1,740
Core Laboratories NV	19,401	1,728
SM Energy Co.	27,707	1,633
EXCO Resources Inc.	79,945	1,553
* Atlas Energy Inc.	34,573	1,520
* Dresser-Rand Group Inc.	35,223	1,500
Patterson-UTI Energy Inc.	68,018	1,466
* Oil States International Inc.	22,115	1,417
* Brigham Exploration Co.	51,579	1,405
Southern Union Co.	51,997	1,252
Tidewater Inc.	22,911	1,234
* Superior Energy Services Inc.	34,795	1,217
* Tesoro Corp.	64,000	1,187
* SandRidge Energy Inc.	160,576	1,175
* Dril-Quip Inc.	14,100	1,096
World Fuel Services Corp.	28,790	1,041
Holly Corp.	23,986	978
* Atwood Oceanics Inc.	25,664	959
Berry Petroleum Co. Class A	21,400	935
CARBO Ceramics Inc.	8,900	921
* Gran Tierra Energy Inc.	114,170	919
SEACOR Holdings Inc.	8,781	888
* Continental Resources Inc.	15,065	887
* Rosetta Resources Inc.	23,400	881
* Unit Corp.	18,250	848
Frontier Oil Corp.	46,764	842

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Complete Production Services Inc.	27,707	819
	Lufkin Industries Inc.	13,100	817
*	Quicksilver Resources Inc.	52,750	778
*	Energy XXI Bermuda Ltd.	26,824	742
*	Bristow Group Inc.	15,508	734
*	Bill Barrett Corp.	17,792	732
*	Swift Energy Co.	18,500	724
*	Key Energy Services Inc.	54,821	712
*	Northern Oil and Gas Inc.	24,172	658
*	Patriot Coal Corp.	33,719	653
*	Exterran Holdings Inc.	27,050	648
*	McMoRan Exploration Co.	36,022	617
*	Oasis Petroleum Inc.	22,483	610
*	International Coal Group Inc.	76,163	589
*	Cloud Peak Energy Inc.	25,153	584
*	Carrizo Oil & Gas Inc.	15,495	534
*	Comstock Resources Inc.	21,710	533
*	Helix Energy Solutions Group Inc.	43,872	533
*	ION Geophysical Corp.	57,925	491
*	Cobalt International Energy Inc.	39,200	479
	Overseas Shipholding Group Inc.	13,388	474
*	Kodiak Oil & Gas Corp.	68,314	451
*	Stone Energy Corp.	18,466	412
	RPC Inc.	22,237	403
*	Tetra Technologies Inc.	33,350	396
*	Enbridge Energy Management LLC	5,754	367
*	Petroleum Development Corp.	8,391	354
	Contango Oil & Gas Co.	6,102	353
	Penn Virginia Corp.	20,950	352
*,^	ATP Oil & Gas Corp.	20,854	349
*	Global Industries Ltd.	48,274	335
*	USEC Inc.	55,330	333
*	Gulfport Energy Corp.	14,900	323
*	James River Coal Co.	12,188	309
*	Gulfmark Offshore Inc.	10,000	304
*	Newpark Resources Inc.	46,421	286
*	Parker Drilling Co.	61,600	282
*	CVR Energy Inc.	16,800	255
*	Cal Dive International Inc.	42,955	244
*	Cheniere Energy Inc.	43,895	242
*	Harvest Natural Resources Inc.	19,600	239
*	Venoco Inc.	12,866	237
*	Hornbeck Offshore Services Inc.	11,200	234
*,^	Hyperdynamics Corp.	45,463	225
	W&T Offshore Inc.	12,297	220
	Gulf Island Fabrication Inc.	7,714	217
*	Magnum Hunter Resources Corp.	29,700	214
*	Willbros Group Inc.	21,275	209
*	Clean Energy Fuels Corp.	14,700	203
*	Pioneer Drilling Co.	23,008	203
*	Resolute Energy Corp.	13,675	202
*	Goodrich Petroleum Corp.	11,414	201
*	Clayton Williams Energy Inc.	2,388	201
*	Western Refining Inc.	18,000	190
*	OYO Geospace Corp.	1,824	181
*	T-3 Energy Services Inc.	4,500	179
*	Endeavour International Corp.	12,814	177
*	Petroquest Energy Inc.	23,400	176
*	Toreador Resources Corp.	11,152	173
*	Energy Partners Ltd.	11,183	166
*	Tesco Corp.	10,462	166
*	Approach Resources Inc.	7,140	165
*	Warren Resources Inc.	36,220	164
*	Vaalco Energy Inc.	22,800	163

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Allis-Chalmers Energy Inc.	22,772	161
*	Matrix Service Co.	12,500	152
*	BPZ Resources Inc.	31,293	149
	Crosstex Energy Inc.	16,708	148
*	Hercules Offshore Inc.	42,324	146
*	Rex Energy Corp.	10,636	145
*	PHI Inc.	6,324	119
*	Basic Energy Services Inc.	6,881	113
*	Rentech Inc.	91,400	112
	General Maritime Corp.	32,204	105
*	Abraxas Petroleum Corp.	21,518	98
*	Vantage Drilling Co.	42,700	87
*	Bronco Drilling Co. Inc.	10,270	82
*	FX Energy Inc.	13,100	81
*	Natural Gas Services Group Inc.	4,000	76
*	CAMAC Energy Inc.	35,250	70
*	REX American Resources Corp.	4,300	66
*	Dawson Geophysical Co.	2,000	64
*	Uranium Energy Corp.	9,279	56
*	GMX Resources Inc.	10,100	56
*	Oilsands Quest Inc.	127,488	54
	Panhandle Oil and Gas Inc. Class A	1,900	52
*	Seahawk Drilling Inc.	5,444	49
*	Syntroleum Corp.	26,257	49
*	ENGlobal Corp.	12,800	48
*	Callon Petroleum Co.	7,361	44
	Houston American Energy Corp.	2,400	43
*	Delta Petroleum Corp.	56,963	43
*	L&L Energy Inc.	3,900	42
*	CREDO Petroleum Corp.	5,050	41
*	Gastar Exploration Ltd.	8,806	38
*	Georesources Inc.	1,700	38
*	RAM Energy Resources Inc.	20,039	37
*	Double Eagle Petroleum Co.	6,523	32
*	Union Drilling Inc.	4,000	29
*	Uranium Resources Inc.	8,100	28
*	Green Plains Renewable Energy Inc.	2,300	26
*	Gasco Energy Inc.	71,046	25
*	HKN Inc.	7,047	25
*	Global Geophysical Services Inc.	2,200	23
*,^	Uranerz Energy Corp.	5,532	22
*	Isramco Inc.	245	21
	Delek US Holdings Inc.	2,400	17
	Alon USA Energy Inc.	2,797	17
*	GeoGlobal Resources Inc.	21,100	17
*,^	Pacific Ethanol Inc.	22,380	16
*	Westmoreland Coal Co.	1,000	12
*	Bolt Technology Corp.	900	12
*,^	Tri-Valley Corp.	13,900	8
*	Contango ORE Inc.	1	6
*	Verenium Corp.	1,938	6
*	Geokinetics Inc.	600	6
*,^	Sulphco Inc.	31,693	5
*	Cano Petroleum Inc.	9,900	4
*	Barnwell Industries Inc.	1,000	4
*	Mitcham Industries Inc.	300	3
*	Evergreen Energy Inc.	4,351	3
*	NGAS Resources Inc.	2,400	1
*	BMB Munai Inc.	1,500	1
*	PostRock Energy Corp.	351	1
*	Petrocorp Inc. Escrow	8,822	—
			698,604
Financials (9.9%)
	JPMorgan Chase & Co.	1,729,958	73,385

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Wells Fargo & Co.	2,169,153	67,222
* Citigroup Inc.	12,674,913	59,952
Bank of America Corp.	4,376,206	58,379
Goldman Sachs Group Inc.	213,679	35,932
US Bancorp	836,471	22,560
American Express Co.	472,385	20,275
* Berkshire Hathaway Inc. Class B	239,759	19,207
MetLife Inc.	408,195	18,140
Bank of New York Mellon Corp.	529,680	15,996
Morgan Stanley	548,475	14,924
PNC Financial Services Group Inc.	229,142	13,913
Simon Property Group Inc.	127,692	12,704
Prudential Financial Inc.	202,854	11,910
Aflac Inc.	205,411	11,591
Travelers Cos. Inc.	205,008	11,421
* Berkshire Hathaway Inc. Class A	89	10,720
State Street Corp.	218,960	10,147
CME Group Inc.	29,319	9,433
ACE Ltd.	147,766	9,198
Capital One Financial Corp.	199,276	8,481
Chubb Corp.	137,145	8,179
BB&T Corp.	302,249	7,946
Franklin Resources Inc.	68,769	7,648
Charles Schwab Corp.	442,742	7,575
BlackRock Inc.	38,362	7,311
T Rowe Price Group Inc.	111,836	7,218
Allstate Corp.	222,956	7,108
Marsh & McLennan Cos. Inc.	236,638	6,470
SunTrust Banks Inc.	218,057	6,435
Public Storage	63,385	6,428
Equity Residential	123,670	6,425
Ameriprise Financial Inc.	109,487	6,301
Vornado Realty Trust	71,570	5,964
AON Corp.	129,314	5,950
HCP Inc.	159,154	5,855
Loews Corp.	145,973	5,680
Progressive Corp.	278,446	5,533
Northern Trust Corp.	95,032	5,266
Boston Properties Inc.	60,782	5,233
Host Hotels & Resorts Inc.	289,145	5,167
Fifth Third Bancorp	347,363	5,099
Invesco Ltd.	202,780	4,879
Hartford Financial Services Group Inc.	184,131	4,878
Annaly Capital Management Inc.	272,100	4,876
Principal Financial Group Inc.	139,714	4,549
Weyerhaeuser Co.	233,742	4,425
Discover Financial Services	237,308	4,397
AvalonBay Communities Inc.	37,092	4,175
* CIT Group Inc.	82,913	3,905
Lincoln National Corp.	138,158	3,842
Regions Financial Corp.	547,940	3,836
Ventas Inc.	68,496	3,595
ProLogis	242,949	3,508
Unum Group	143,412	3,473
NYSE Euronext	114,532	3,434
New York Community Bancorp Inc.	180,483	3,402
KeyCorp	384,042	3,399
* IntercontinentalExchange Inc.	27,595	3,288
XL Group plc Class A	149,202	3,256
Comerica Inc.	76,860	3,247
Kimco Realty Corp.	177,068	3,194
M&T Bank Corp.	36,304	3,160
* American International Group Inc.	52,997	3,054
Health Care REIT Inc.	63,217	3,012

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
General Growth Properties Inc.	184,510	2,856
* Genworth Financial Inc. Class A	213,433	2,805
Macerich Co.	57,351	2,717
* SLM Corp.	211,850	2,667
Plum Creek Timber Co. Inc.	70,869	2,654
Hudson City Bancorp Inc.	206,738	2,634
Huntington Bancshares Inc.	379,120	2,605
Willis Group Holdings plc	75,097	2,601
* CB Richard Ellis Group Inc. Class A	126,282	2,586
PartnerRe Ltd.	31,476	2,529
Legg Mason Inc.	68,337	2,479
Leucadia National Corp.	84,929	2,478
AMB Property Corp.	74,446	2,361
SL Green Realty Corp.	34,545	2,332
Moody's Corp.	87,363	2,319
People's United Financial Inc.	162,131	2,271
* Affiliated Managers Group Inc.	22,264	2,209
Cincinnati Financial Corp.	67,353	2,134
Torchmark Corp.	35,463	2,119
Federal Realty Investment Trust	27,148	2,116
Everest Re Group Ltd.	24,800	2,104
Nationwide Health Properties Inc.	54,407	1,979
Digital Realty Trust Inc.	38,350	1,977
* Arch Capital Group Ltd.	21,957	1,933
* MSCI Inc. Class A	49,428	1,926
TD Ameritrade Holding Corp.	101,101	1,920
UDR Inc.	79,262	1,864
Rayonier Inc.	35,405	1,859
Zions Bancorporation	76,707	1,859
Chimera Investment Corp.	446,993	1,837
Assurant Inc.	47,033	1,812
Axis Capital Holdings Ltd.	50,000	1,794
Realty Income Corp.	51,781	1,771
Alexandria Real Estate Equities Inc.	23,928	1,753
Reinsurance Group of America Inc. Class A	31,912	1,714
Liberty Property Trust	50,239	1,604
WR Berkley Corp.	58,554	1,603
Jones Lang LaSalle Inc.	18,851	1,582
Eaton Vance Corp.	52,303	1,581
Camden Property Trust	29,080	1,570
* E*Trade Financial Corp.	97,900	1,566
* Markel Corp.	4,120	1,558
Regency Centers Corp.	36,505	1,542
RenaissanceRe Holdings Ltd.	24,200	1,541
Marshall & Ilsley Corp.	221,372	1,532
Essex Property Trust Inc.	13,288	1,518
Ares Capital Corp.	89,818	1,480
HCC Insurance Holdings Inc.	50,899	1,473
Transatlantic Holdings Inc.	28,370	1,464
Old Republic International Corp.	107,190	1,461
Cullen/Frost Bankers Inc.	23,787	1,454
Raymond James Financial Inc.	43,905	1,436
* Popular Inc.	452,343	1,420
* NASDAQ OMX Group Inc.	57,801	1,370
SEI Investments Co.	57,509	1,368
Duke Realty Corp.	109,627	1,366
Arthur J Gallagher & Co.	46,701	1,358
Senior Housing Properties Trust	61,554	1,350
* First Horizon National Corp.	114,606	1,350
Waddell & Reed Financial Inc. Class A	38,187	1,348
Apartment Investment & Management Co.	51,632	1,334
Developers Diversified Realty Corp.	93,936	1,324
Fidelity National Financial Inc. Class A	96,617	1,322
Jefferies Group Inc.	48,629	1,295

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Commerce Bancshares Inc.	32,459	1,290
	Brown & Brown Inc.	53,541	1,282
	First Niagara Financial Group Inc.	91,126	1,274
	City National Corp.	20,710	1,271
	Hospitality Properties Trust	53,768	1,239
	BRE Properties Inc.	28,115	1,223
	Taubman Centers Inc.	24,100	1,217
	Assured Guaranty Ltd.	68,086	1,205
	Weingarten Realty Investors	50,534	1,201
	East West Bancorp Inc.	61,249	1,197
	Mack-Cali Realty Corp.	35,089	1,160
*	American Capital Ltd.	152,971	1,156
	White Mountains Insurance Group Ltd.	3,341	1,121
	Associated Banc-Corp	71,639	1,085
	Allied World Assurance Co. Holdings Ltd.	18,175	1,080
	Federated Investors Inc. Class B	41,174	1,078
	BioMed Realty Trust Inc.	57,720	1,076
	American Financial Group Inc.	33,240	1,073
	Janus Capital Group Inc.	81,139	1,052
	Highwoods Properties Inc.	32,249	1,027
	Corporate Office Properties Trust	29,292	1,024
	MFA Financial Inc.	124,100	1,013
	Bank of Hawaii Corp.	21,273	1,004
	CBL & Associates Properties Inc.	57,205	1,001
*	SVB Financial Group	18,834	999
	Protective Life Corp.	37,315	994
	Valley National Bancorp	69,096	988
	National Retail Properties Inc.	36,909	978
	FirstMerit Corp.	48,922	968
	Aspen Insurance Holdings Ltd.	33,393	956
	Hanover Insurance Group Inc.	20,243	946
	Endurance Specialty Holdings Ltd.	20,500	944
	Omega Healthcare Investors Inc.	41,866	939
	Entertainment Properties Trust	20,235	936
	Apollo Investment Corp.	84,534	936
	Fulton Financial Corp.	90,047	931
	American Campus Communities Inc.	29,286	930
	Mid-America Apartment Communities Inc.	14,468	919
	StanCorp Financial Group Inc.	20,299	916
	Home Properties Inc.	16,389	909
	Greenhill & Co. Inc.	11,027	901
	Tanger Factory Outlet Centers	17,579	900
*,^	St. Joe Co.	41,009	896
	Alterra Capital Holdings Ltd.	41,401	896
	Erie Indemnity Co. Class A	13,666	895
*	Forest City Enterprises Inc. Class A	53,219	888
*	Stifel Financial Corp.	14,295	887
*	Signature Bank	17,652	883
	TCF Financial Corp.	57,918	858
	Washington Real Estate Investment Trust	27,653	857
	Synovus Financial Corp.	321,133	848
	Kilroy Realty Corp.	23,100	842
	LaSalle Hotel Properties	31,760	838
*	MBIA Inc.	69,857	838
	Piedmont Office Realty Trust Inc. Class A	41,324	832
*	Alleghany Corp.	2,706	829
	Washington Federal Inc.	48,991	829
*	MGIC Investment Corp.	81,217	828
	CommonWealth REIT	32,390	826
	Validus Holdings Ltd.	26,597	814
	DiamondRock Hospitality Co.	67,634	812
	CapitalSource Inc.	114,302	812
	Platinum Underwriters Holdings Ltd.	18,000	809
	Douglas Emmett Inc.	48,759	809

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
American Capital Agency Corp.	28,141	809
Post Properties Inc.	22,127	803
* ProAssurance Corp.	13,210	801
Prosperity Bancshares Inc.	19,970	784
^ Capitol Federal Financial Inc.	64,911	773
Equity Lifestyle Properties Inc.	13,150	735
Iberiabank Corp.	12,000	710
* CNO Financial Group Inc.	103,967	705
Westamerica Bancorporation	12,619	700
Brandywine Realty Trust	59,937	698
Trustmark Corp.	26,475	658
Extra Space Storage Inc.	37,679	656
Starwood Property Trust Inc.	30,222	649
Whitney Holding Corp.	45,333	641
BOK Financial Corp.	12,012	641
Webster Financial Corp.	32,530	641
First American Financial Corp.	42,832	640
Delphi Financial Group Inc.	22,014	635
NewAlliance Bancshares Inc.	42,181	632
Umpqua Holdings Corp.	51,527	628
Hatteras Financial Corp.	20,292	614
Montpelier Re Holdings Ltd.	30,509	608
UMB Financial Corp.	14,621	606
Northwest Bancshares Inc.	51,004	600
Healthcare Realty Trust Inc.	28,055	594
* PHH Corp.	25,247	584
Susquehanna Bancshares Inc.	60,018	581
Potlatch Corp.	17,588	572
* Portfolio Recovery Associates Inc.	7,600	572
* Knight Capital Group Inc. Class A	41,168	568
Cathay General Bancorp	33,883	566
Unitrin Inc.	22,851	561
DuPont Fabros Technology Inc.	26,287	559
United Bankshares Inc.	19,025	556
BancorpSouth Inc.	34,821	555
Astoria Financial Corp.	39,895	555
Colonial Properties Trust	30,611	553
* Sunstone Hotel Investors Inc.	52,350	541
Mercury General Corp.	12,555	540
Argo Group International Holdings Ltd.	14,417	540
Medical Properties Trust Inc.	49,716	538
* Ezcorp Inc. Class A	19,638	533
EastGroup Properties Inc.	12,300	521
National Health Investors Inc.	11,500	518
* MF Global Holdings Ltd.	61,855	517
FNB Corp.	51,775	508
Cash America International Inc.	13,687	505
DCT Industrial Trust Inc.	94,537	502
Redwood Trust Inc.	33,576	501
Wintrust Financial Corp.	15,102	499
Glacier Bancorp Inc.	32,928	498
International Bancshares Corp.	24,820	497
PS Business Parks Inc.	8,902	496
Symetra Financial Corp.	36,018	493
First Financial Bancorp	26,682	493
Radian Group Inc.	61,053	493
Old National Bancorp	40,824	485
Hancock Holding Co.	13,655	476
Invesco Mortgage Capital Inc.	21,400	467
Franklin Street Properties Corp.	32,687	466
Sovran Self Storage Inc.	12,480	459
Tower Group Inc.	17,901	458
Lexington Realty Trust	57,208	455
First Citizens BancShares Inc. Class A	2,375	449

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
National Penn Bancshares Inc.	55,694	447
Community Bank System Inc.	16,000	444
Infinity Property & Casualty Corp.	7,141	441
Selective Insurance Group Inc.	23,700	430
Provident Financial Services Inc.	27,926	423
KBW Inc.	14,836	414
RLI Corp.	7,830	412
Alexander's Inc.	989	408
* iStar Financial Inc.	51,882	406
NBT Bancorp Inc.	16,653	402
Employers Holdings Inc.	22,739	397
* Texas Capital Bancshares Inc.	18,394	391
MB Financial Inc.	22,562	391
TFS Financial Corp.	43,304	391
Equity One Inc.	21,403	389
Park National Corp.	5,324	387
First Midwest Bancorp Inc.	33,254	383
First Financial Bankshares Inc.	7,410	379
Nelnet Inc. Class A	16,000	379
Capstead Mortgage Corp.	29,992	378
Hersha Hospitality Trust Class A	56,900	376
Anworth Mortgage Asset Corp.	52,546	368
* World Acceptance Corp.	6,937	366
American National Insurance Co.	4,267	365
Interactive Brokers Group Inc.	19,825	353
* Navigators Group Inc.	6,993	352
American Equity Investment Life Holding Co.	27,800	349
CVB Financial Corp.	39,875	346
Horace Mann Educators Corp.	19,085	344
optionsXpress Holdings Inc.	21,367	335
PrivateBancorp Inc. Class A	23,241	334
* First Cash Financial Services Inc.	10,600	328
Bank of the Ozarks Inc.	7,508	325
Getty Realty Corp.	10,327	323
* Piper Jaffray Cos.	9,220	323
* Internet Capital Group Inc.	22,648	322
* Investment Technology Group Inc.	19,537	320
Saul Centers Inc.	6,643	315
PacWest Bancorp	14,691	314
Brookline Bancorp Inc.	28,689	311
* Investors Bancorp Inc.	23,646	310
* Ocwen Financial Corp.	32,350	309
* Greenlight Capital Re Ltd. Class A	11,369	305
* National Financial Partners Corp.	22,725	305
Columbia Banking System Inc.	14,434	304
* Forestar Group Inc.	15,641	302
Government Properties Income Trust	11,144	299
U-Store-It Trust	31,295	298
First Potomac Realty Trust	17,695	298
City Holding Co.	7,927	287
BlackRock Kelso Capital Corp.	25,841	286
MCG Capital Corp.	40,915	285
Cousins Properties Inc.	34,166	285
Solar Capital Ltd.	11,492	285
Acadia Realty Trust	15,578	284
* PMI Group Inc.	85,700	283
Pennsylvania Real Estate Investment Trust	19,349	281
* Kindred Healthcare Inc.	15,232	280
Amtrust Financial Services Inc.	15,845	277
* Pinnacle Financial Partners Inc.	20,168	274
Sterling Bancshares Inc.	38,850	273
* Strategic Hotels & Resorts Inc.	51,427	272
S&T Bancorp Inc.	11,876	268
Cypress Sharpridge Investments Inc.	20,741	268

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Prospect Capital Corp.	24,684	267
Pebblebrook Hotel Trust	13,047	265
Chemical Financial Corp.	11,969	265
Investors Real Estate Trust	29,024	260
First Commonwealth Financial Corp.	36,633	259
Inland Real Estate Corp.	29,454	259
* Ashford Hospitality Trust Inc.	26,606	257
BGC Partners Inc. Class A	30,530	254
LTC Properties Inc.	9,000	253
* Pico Holdings Inc.	7,896	251
Primerica Inc.	10,233	248
Safety Insurance Group Inc.	5,189	247
* CNA Surety Corp.	10,410	247
* Dollar Financial Corp.	8,600	246
Sun Communities Inc.	7,326	244
Glimcher Realty Trust	29,034	244
Trustco Bank Corp. NY	38,059	241
Oritani Financial Corp.	19,619	240
Fifth Street Finance Corp.	19,511	237
* Enstar Group Ltd.	2,793	236
* Nara Bancorp Inc.	23,802	234
Meadowbrook Insurance Group Inc.	22,801	234
* Credit Acceptance Corp.	3,700	232
MarketAxess Holdings Inc.	11,113	231
Provident New York Bancorp	21,730	228
* Hilltop Holdings Inc.	22,838	227
* FelCor Lodging Trust Inc.	31,968	225
Flagstone Reinsurance Holdings SA	17,809	224
United Fire & Casualty Co.	10,001	223
Compass Diversified Holdings	12,370	219
WesBanco Inc.	11,385	216
Boston Private Financial Holdings Inc.	32,663	214
Dime Community Bancshares Inc.	14,512	212
* Encore Capital Group Inc.	8,923	209
Evercore Partners Inc. Class A	6,100	207
* Altisource Portfolio Solutions SA	7,166	206
Harleysville Group Inc.	5,517	203
Home Bancshares Inc.	9,197	203
Cardinal Financial Corp.	17,314	201
* LPL Investment Holdings Inc.	5,400	196
First Financial Corp.	5,581	196
* Citizens Inc.	26,169	195
Simmons First National Corp. Class A	6,737	192
Independent Bank Corp.	7,000	189
* AMERISAFE Inc.	10,800	189
* Safeguard Scientifics Inc.	10,753	184
* FPIC Insurance Group Inc.	4,950	183
GFI Group Inc.	38,668	181
Wilmington Trust Corp.	40,991	178
Hercules Technology Growth Capital Inc.	17,107	177
* West Coast Bancorp	62,743	177
Walter Investment Management Corp.	9,756	175
NorthStar Realty Finance Corp.	35,998	171
Westfield Financial Inc.	18,333	170
* First Industrial Realty Trust Inc.	19,264	169
FBL Financial Group Inc. Class A	5,883	169
TowneBank	10,600	168
* Financial Engines Inc.	8,415	167
* Western Alliance Bancorp	22,640	167
* Beneficial Mutual Bancorp Inc.	18,732	165
Northfield Bancorp Inc.	12,400	165
* Newcastle Investment Corp.	24,631	165
StellarOne Corp.	11,315	165
Cohen & Steers Inc.	6,300	164

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Artio Global Investors Inc. Class A	11,130	164
Southside Bancshares Inc.	7,736	163
Community Trust Bancorp Inc.	5,623	163
Sabra Healthcare REIT Inc.	8,542	157
1st Source Corp.	7,693	156
* FBR Capital Markets Corp.	40,332	154
* Center Financial Corp.	20,115	152
First Bancorp	9,817	150
Cedar Shopping Centers Inc.	23,600	148
Republic Bancorp Inc. Class A	6,160	146
Oriental Financial Group Inc.	11,677	146
Associated Estates Realty Corp.	9,394	144
National Western Life Insurance Co. Class A	857	143
Universal Health Realty Income Trust	3,852	141
Advance America Cash Advance Centers Inc.	24,859	140
Education Realty Trust Inc.	17,921	139
Lakeland Bancorp Inc.	12,674	139
SCBT Financial Corp.	4,229	138
Ramco-Gershenson Properties Trust	11,010	137
* RAIT Financial Trust	62,555	137
Sandy Spring Bancorp Inc.	7,332	135
BankFinancial Corp.	13,840	135
Parkway Properties Inc.	7,669	134
* Tejon Ranch Co.	4,846	133
* Bancorp Inc.	13,058	133
* Global Indemnity plc	6,464	132
Danvers Bancorp Inc.	7,461	132
MVC Capital Inc.	9,000	131
PennantPark Investment Corp.	10,700	131
* International Assets Holding Corp.	5,546	131
Maiden Holdings Ltd.	16,630	131
Retail Opportunity Investments Corp.	13,175	131
Trico Bancshares	8,078	130
Flushing Financial Corp.	9,252	130
* TradeStation Group Inc.	19,117	129
ViewPoint Financial Group	10,985	128
WSFS Financial Corp.	2,700	128
MainSource Financial Group Inc.	12,281	128
SY Bancorp Inc.	5,189	127
Wilshire Bancorp Inc.	16,650	127
* Phoenix Cos. Inc.	49,630	126
Calamos Asset Management Inc. Class A	9,004	126
Bank Mutual Corp.	26,271	126
German American Bancorp Inc.	6,797	125
Urstadt Biddle Properties Inc. Class A	6,391	124
NGP Capital Resources Co.	13,425	124
OneBeacon Insurance Group Ltd. Class A	8,107	123
Lakeland Financial Corp.	5,698	122
* 1st United Bancorp Inc.	17,600	122
* eHealth Inc.	8,500	121
* United Community Banks Inc.	61,561	120
Renasant Corp.	7,089	120
Duff & Phelps Corp. Class A	7,000	118
* Gramercy Capital Corp.	50,824	117
Arrow Financial Corp.	4,266	117
* Taylor Capital Group Inc.	8,700	114
Univest Corp. of Pennsylvania	5,905	113
* Virtus Investment Partners Inc.	2,481	113
* Virginia Commerce Bancorp Inc.	18,065	112
* First Marblehead Corp.	51,051	111
ESSA Bancorp Inc.	8,266	109
* Primus Guaranty Ltd.	21,467	109
* LaBranche & Co. Inc.	29,899	108
Suffolk Bancorp	4,300	106

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
First Mercury Financial Corp.	6,441	106
TICC Capital Corp.	9,386	105
Two Harbors Investment Corp.	10,700	105
* Ameris Bancorp	9,820	103
* Ladenburg Thalmann Financial Services Inc.	88,300	103
Tompkins Financial Corp.	2,629	103
Abington Bancorp Inc.	8,563	102
Agree Realty Corp.	3,900	102
Resource Capital Corp.	13,800	102
* MPG Office Trust Inc.	36,800	101
Banner Corp.	43,600	101
* Seacoast Banking Corp. of Florida	68,964	101
GAMCO Investors Inc.	2,093	100
Gladstone Commercial Corp.	5,300	100
Merchants Bancshares Inc.	3,611	100
Washington Trust Bancorp Inc.	4,493	98
Presidential Life Corp.	9,800	97
Gladstone Capital Corp.	8,419	97
Berkshire Hills Bancorp Inc.	4,378	97
CompuCredit Holdings Corp.	13,788	96
* Hanmi Financial Corp.	81,938	94
First Merchants Corp.	10,627	94
Capital Southwest Corp.	901	94
Gladstone Investment Corp.	11,924	91
EMC Insurance Group Inc.	3,895	88
* Guaranty Bancorp	61,847	87
Great Southern Bancorp Inc.	3,677	87
Kite Realty Group Trust	16,023	87
Bancfirst Corp.	2,100	86
Westwood Holdings Group Inc.	2,100	84
SeaBright Holdings Inc.	9,100	84
Winthrop Realty Trust	6,559	84
CBOE Holdings Inc.	3,600	82
Hudson Valley Holding Corp.	3,300	82
Pennymac Mortgage Investment Trust	4,500	82
Cogdell Spencer Inc.	13,900	81
State Auto Financial Corp.	4,617	80
Penns Woods Bancorp Inc.	2,008	80
One Liberty Properties Inc.	4,703	79
CapLease Inc.	13,200	77
* Citizens Republic Bancorp Inc.	122,457	75
Peoples Bancorp Inc.	4,782	75
Colony Financial Inc.	3,700	74
Camden National Corp.	1,992	72
* NewStar Financial Inc.	6,812	72
Life Partners Holdings Inc.	3,750	72
Donegal Group Inc. Class A	4,931	71
Bryn Mawr Bank Corp.	4,070	71
Sanders Morris Harris Group Inc.	9,701	70
Union First Market Bankshares Corp.	4,750	70
First Busey Corp.	14,811	70
Financial Institutions Inc.	3,651	69
Northrim BanCorp Inc.	3,584	69
Heartland Financial USA Inc.	3,955	69
CFS Bancorp Inc.	13,200	69
National Bankshares Inc.	2,192	69
Southwest Bancorp Inc.	5,544	69
CoBiz Financial Inc.	11,273	69
Mission West Properties Inc.	10,188	68
Arlington Asset Investment Corp. Class A	2,834	68
* Sun Bancorp Inc.	14,652	68
Stewart Information Services Corp.	5,820	67
Medallion Financial Corp.	8,180	67
UMH Properties Inc.	6,159	63

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Oppenheimer Holdings Inc. Class A	2,377	62
	Center Bancorp Inc.	7,678	62
	Main Street Capital Corp.	3,400	62
	Eastern Insurance Holdings Inc.	5,100	61
	Sterling Bancorp	5,785	61
	Baldwin & Lyons Inc.	2,573	61
	Roma Financial Corp.	5,600	59
	Ames National Corp.	2,615	57
	First Community Bancshares Inc.	3,779	56
	Peapack Gladstone Financial Corp.	4,266	56
	First Financial Northwest Inc.	13,637	55
	American National Bankshares Inc.	2,283	54
	Pulaski Financial Corp.	7,046	53
	United Financial Bancorp Inc.	3,474	53
	SWS Group Inc.	10,221	52
	Territorial Bancorp Inc.	2,528	50
*	Penson Worldwide Inc.	10,262	50
*	Heritage Financial Corp.	3,576	50
	State Bancorp Inc.	5,343	49
*	American Safety Insurance Holdings Ltd.	2,300	49
	Consolidated-Tomoka Land Co.	1,700	49
	Capital City Bank Group Inc.	3,850	49
*	Gleacher & Co. Inc.	20,361	48
	Hudson Pacific Properties Inc.	3,200	48
	First Financial Holdings Inc.	4,035	46
	Federal Agricultural Mortgage Corp. Class A	3,500	46
*	Asset Acceptance Capital Corp.	7,559	45
	OceanFirst Financial Corp.	3,436	44
*	Waterstone Financial Inc.	13,579	44
	Centerstate Banks Inc.	5,542	44
	Student Loan Corp.	1,350	44
*,^	Macatawa Bank Corp.	10,455	43
	Citizens & Northern Corp.	2,898	43
	Asta Funding Inc.	5,300	43
*	Arbor Realty Trust Inc.	7,200	43
*	Eagle Bancorp Inc.	2,936	42
*	United Community Financial Corp.	32,272	42
*	Kennedy-Wilson Holdings Inc.	4,100	41
*	Pacific Mercantile Bancorp	10,891	40
	Kansas City Life Insurance Co.	1,200	40
*	Avatar Holdings Inc.	1,994	40
	HF Financial Corp.	3,644	39
*	NewBridge Bancorp	8,369	39
	Century Bancorp Inc. Class A	1,440	39
	Washington Banking Co.	2,800	38
	Monmouth Real Estate Investment Corp. Class A	4,500	38
	US Global Investors Inc. Class A	4,600	37
	Comm Bancorp Inc.	843	37
	Kaiser Federal Financial Group Inc.	3,191	37
	First Interstate Bancsystem Inc.	2,400	37
	PMC Commercial Trust	4,300	36
	Home Federal Bancorp Inc.	2,952	36
	Resource America Inc. Class A	5,286	36
	West Bancorporation Inc.	4,621	36
*,^	Green Bankshares Inc.	11,102	36
	Provident Financial Holdings Inc.	4,832	35
*	Stratus Properties Inc.	3,604	33
	THL Credit Inc.	2,500	33
	Triangle Capital Corp.	1,700	32
*	Unity Bancorp Inc.	5,069	32
*	Heritage Commerce Corp.	7,000	31
*	Crawford & Co. Class B	9,050	31
	Pacific Continental Corp.	3,050	31
*	Meridian Interstate Bancorp Inc.	2,492	29

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	AmeriServ Financial Inc.	18,587	29
	First South Bancorp Inc.	4,352	28
*	Tree.com Inc.	2,950	28
*	Marlin Business Services Corp.	2,196	28
	Orrstown Financial Services Inc.	1,000	27
	MutualFirst Financial Inc.	2,926	27
*	Harris & Harris Group Inc.	6,200	27
*	HFF Inc. Class A	2,800	27
	Apollo Commercial Real Estate Finance Inc.	1,600	26
	TF Financial Corp.	1,161	26
*,^	Central Pacific Financial Corp.	16,703	26
*,^	BankAtlantic Bancorp Inc. Class A	22,147	25
	Investors Title Co.	812	25
*	Republic First Bancorp Inc.	10,019	24
*	Cowen Group Inc. Class A	5,200	24
	Excel Trust Inc.	2,000	24
	First Bancorp Inc.	1,500	24
	CreXus Investment Corp.	1,800	24
*	United Security Bancshares	6,226	23
*	First Acceptance Corp.	13,145	23
	Epoch Holding Corp.	1,500	23
	First of Long Island Corp.	800	23
*	Encore Bancshares Inc.	2,207	23
*	Thomas Properties Group Inc.	5,320	22
	Shore Bancshares Inc.	2,050	22
*	First BanCorp	46,200	21
	Bank of Marin Bancorp	600	21
	Independence Holding Co.	2,602	21
	Mercantile Bank Corp.	2,546	21
*	MBT Financial Corp.	11,530	21
	Kohlberg Capital Corp.	2,881	20
	Codorus Valley Bancorp Inc.	2,097	20
*	Cadence Financial Corp.	7,800	19
*	First Defiance Financial Corp.	1,600	19
*	BancTrust Financial Group Inc.	7,033	19
	Wayne Savings Bancshares Inc.	2,079	19
*	BCSB Bancorp Inc.	1,582	18
	Enterprise Financial Services Corp.	1,685	18
	Bridge Bancorp Inc.	700	17
	Eastern Virginia Bankshares Inc.	4,460	17
*	Consumer Portfolio Services Inc.	14,200	17
*	Jefferson Bancshares Inc.	5,200	17
	HopFed Bancorp Inc.	1,851	17
	ESB Financial Corp.	1,000	16
*	Premierwest Bancorp	47,106	16
*	Intervest Bancshares Corp. Class A	5,348	16
	Dynex Capital Inc.	1,400	15
*	First Place Financial Corp.	5,836	15
	Landmark Bancorp Inc.	866	15
2	Federal Agricultural Mortgage Corp.	900	15
	First M&F Corp.	3,952	15
	JMP Group Inc.	1,900	14
	United Security Bancshares	1,292	14
	Hawthorn Bancshares Inc.	1,579	14
*	Flagstar Bancorp Inc.	8,197	13
	CNB Financial Corp.	900	13
	Sierra Bancorp	1,200	13
	Cohen & Co. Inc.	2,883	13
*	Colony Bankcorp Inc.	3,062	12
*	Fox Chase Bancorp Inc.	1,000	12
*	Deerfield Capital Corp.	1,764	11
	Capital Bank Corp.	4,502	11
*	Metro Bancorp Inc.	1,000	11
*,^	Princeton National Bancorp Inc.	2,999	11

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Citizens South Banking Corp.	2,348	10
*,^	Sterling Financial Corp.	528	10
	Old Second Bancorp Inc.	6,115	10
*	First Security Group Inc.	10,668	10
	Alliance Financial Corp.	300	10
*	Camco Financial Corp.	6,536	10
	National Interstate Corp.	445	10
*,^	Cascade Bancorp	1,081	9
*	Bank of Granite Corp.	16,417	9
*	American Independence Corp.	1,770	9
*	BRT Realty Trust	1,187	9
*	Atlantic Coast Federal Corp.	4,745	8
*	Capital Trust Inc. Class A	5,099	8
*	Anchor Bancorp Wisconsin Inc.	6,479	8
*	North Valley Bancorp	923	8
	Meta Financial Group Inc.	554	8
	QC Holdings Inc.	2,008	8
	Ameriana Bancorp	1,926	7
*	HMN Financial Inc.	2,621	7
	Rockville Financial Inc.	600	7
	Diamond Hill Investment Group Inc.	100	7
	Chesapeake Lodging Trust	380	7
	Farmers Capital Bank Corp.	1,430	7
	Tower Bancorp Inc.	300	7
*	Hampton Roads Bankshares Inc.	11,745	6
*	Royal Bancshares of Pennsylvania Inc.	4,060	5
*	Integra Bank Corp.	7,550	5
*	Yadkin Valley Financial Corp.	2,100	4
*	Preferred Bank	2,123	4
	NASB Financial Inc.	200	3
*	Superior Bancorp	4,089	2
*	ZipRealty Inc.	900	2
*	Fidelity Southern Corp.	309	2
*	Capitol Bancorp Ltd.	3,990	2
*	Vestin Realty Mortgage II Inc.	1,269	2
*	Independent Bank Corp.	1,341	2
*	Valley National Bancorp Warrants Exp. 06/30/2015	570	2
*	Affirmative Insurance Holdings Inc.	500	1
*	TIB Financial Corp. Rights Exp. 01/10/2011	76,400	1
*	Hallmark Financial Services	100	1
*	Community Capital Corp.	299	1
*	Grubb & Ellis Co.	600	1
	First United Corp.	200	1
*	Southern Community Financial Corp.	400	—
			1,010,475
Health Care (6.8%)
	Johnson & Johnson	1,201,802	74,331
	Pfizer Inc.	3,507,113	61,410
	Merck & Co. Inc.	1,340,953	48,328
	Abbott Laboratories	673,380	32,262
*	Amgen Inc.	418,157	22,957
	Bristol-Myers Squibb Co.	748,114	19,810
	UnitedHealth Group Inc.	490,476	17,711
	Medtronic Inc.	472,417	17,522
	Eli Lilly & Co.	452,809	15,866
*	Gilead Sciences Inc.	365,904	13,260
	Baxter International Inc.	254,927	12,904
*	Express Scripts Inc.	224,803	12,151
*	Celgene Corp.	205,051	12,127
*	Medco Health Solutions Inc.	189,164	11,590
	Covidien plc	218,747	9,988
*	WellPoint Inc.	174,378	9,915
*	Thermo Fisher Scientific Inc.	177,724	9,839
	Allergan Inc.	134,102	9,209

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Becton Dickinson and Co.	101,201	8,554
McKesson Corp.	113,992	8,023
* Genzyme Corp.	111,125	7,912
* Biogen Idec Inc.	105,549	7,077
Stryker Corp.	129,816	6,971
* Agilent Technologies Inc.	151,813	6,290
* St. Jude Medical Inc.	147,037	6,286
Cardinal Health Inc.	153,142	5,867
Aetna Inc.	182,076	5,555
* Boston Scientific Corp.	661,819	5,010
* Zimmer Holdings Inc.	88,173	4,733
CIGNA Corp.	121,415	4,451
* Life Technologies Corp.	79,975	4,439
* Intuitive Surgical Inc.	17,164	4,424
AmerisourceBergen Corp. Class A	122,392	4,176
* Hospira Inc.	73,433	4,089
* Humana Inc.	74,243	4,064
* Edwards Lifesciences Corp.	49,387	3,992
* Forest Laboratories Inc.	124,536	3,983
* Laboratory Corp. of America Holdings	45,077	3,963
CR Bard Inc.	41,047	3,767
* Varian Medical Systems Inc.	53,390	3,699
Quest Diagnostics Inc.	66,100	3,567
* Illumina Inc.	54,628	3,460
* Alexion Pharmaceuticals Inc.	39,542	3,185
* Waters Corp.	40,309	3,132
* DaVita Inc.	45,036	3,130
* Vertex Pharmaceuticals Inc.	88,850	3,112
* Watson Pharmaceuticals Inc.	57,776	2,984
* Cerner Corp.	30,924	2,930
* Mylan Inc.	134,928	2,851
* CareFusion Corp.	98,293	2,526
* Henry Schein Inc.	39,853	2,447
* ResMed Inc.	67,008	2,321
Perrigo Co.	36,455	2,309
Beckman Coulter Inc.	30,177	2,270
* Mettler-Toledo International Inc.	14,637	2,213
* Dendreon Corp.	62,734	2,191
* Hologic Inc.	114,765	2,160
* Cephalon Inc.	33,327	2,057
DENTSPLY International Inc.	59,557	2,035
* Human Genome Sciences Inc.	83,015	1,983
* Endo Pharmaceuticals Holdings Inc.	50,589	1,807
* IDEXX Laboratories Inc.	25,470	1,763
* Coventry Health Care Inc.	65,374	1,726
Universal Health Services Inc. Class B	39,195	1,702
* Community Health Systems Inc.	41,971	1,568
* King Pharmaceuticals Inc.	108,840	1,529
* Allscripts Healthcare Solutions Inc.	78,860	1,520
* United Therapeutics Corp.	23,380	1,478
* Covance Inc.	28,539	1,467
* Tenet Healthcare Corp.	213,989	1,432
* Mednax Inc.	20,814	1,401
Pharmaceutical Product Development Inc.	49,878	1,354
PerkinElmer Inc.	52,140	1,346
Omnicare Inc.	51,545	1,309
* Alere Inc.	35,277	1,291
Patterson Cos. Inc.	40,756	1,248
* Gen-Probe Inc.	21,320	1,244
* BioMarin Pharmaceutical Inc.	44,905	1,209
* Salix Pharmaceuticals Ltd.	25,746	1,209
* Kinetic Concepts Inc.	28,123	1,178
Lincare Holdings Inc.	43,664	1,171
* Health Net Inc.	42,425	1,158

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Warner Chilcott plc Class A	51,001	1,151
Cooper Cos. Inc.	20,298	1,144
Hill-Rom Holdings Inc.	28,513	1,123
* Charles River Laboratories International Inc.	29,875	1,062
* Health Management Associates Inc. Class A	109,305	1,043
* Regeneron Pharmaceuticals Inc.	30,760	1,010
* Onyx Pharmaceuticals Inc.	27,359	1,009
Techne Corp.	15,300	1,005
* AMERIGROUP Corp.	22,227	976
* Brookdale Senior Living Inc. Class A	45,486	974
STERIS Corp.	26,651	972
Teleflex Inc.	18,014	969
* Amylin Pharmaceuticals Inc.	64,690	952
* Myriad Genetics Inc.	41,274	943
* Dionex Corp.	7,800	920
* Incyte Corp. Ltd.	52,982	877
* Bio-Rad Laboratories Inc. Class A	8,405	873
* LifePoint Hospitals Inc.	23,572	866
* Emergency Medical Services Corp. Class A	13,311	860
* VCA Antech Inc.	36,900	859
Owens & Minor Inc.	28,705	845
* Healthsouth Corp.	40,749	844
* Catalyst Health Solutions Inc.	17,250	802
* HMS Holdings Corp.	12,090	783
* Sirona Dental Systems Inc.	18,276	764
Medicis Pharmaceutical Corp. Class A	27,192	728
* Magellan Health Services Inc.	14,915	705
Masimo Corp.	23,892	695
* Thoratec Corp.	24,462	693
* Haemonetics Corp.	10,763	680
* Theravance Inc.	27,038	678
* InterMune Inc.	18,200	662
Chemed Corp.	10,400	660
* American Medical Systems Holdings Inc.	34,192	645
* Pharmasset Inc.	14,700	638
* Talecris Biotherapeutics Holdings Corp.	27,320	637
Quality Systems Inc.	9,100	635
West Pharmaceutical Services Inc.	15,175	625
* Immucor Inc.	31,280	620
* Cepheid Inc.	26,922	612
* Par Pharmaceutical Cos. Inc.	15,527	598
* Centene Corp.	23,500	595
* Viropharma Inc.	34,331	595
* athenahealth Inc.	14,500	594
* Healthspring Inc.	22,000	584
* WellCare Health Plans Inc.	19,259	582
* Seattle Genetics Inc.	38,886	581
* PSS World Medical Inc.	25,550	577
* Cubist Pharmaceuticals Inc.	26,706	572
* Parexel International Corp.	26,600	565
* Nektar Therapeutics	43,276	556
* Volcano Corp.	20,309	555
* Alkermes Inc.	43,814	538
* Martek Biosciences Corp.	15,984	500
* Align Technology Inc.	25,561	499
* Bruker Corp.	29,664	492
* Impax Laboratories Inc.	24,333	489
* Acorda Therapeutics Inc.	17,540	478
* Integra LifeSciences Holdings Corp.	10,001	473
* Cyberonics Inc.	14,900	462
Invacare Corp.	15,207	459
* Auxilium Pharmaceuticals Inc.	21,700	458
* NuVasive Inc.	17,550	450
* Amedisys Inc.	13,234	443

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Isis Pharmaceuticals Inc.	43,725	442
*	Vivus Inc.	45,814	429
	Meridian Bioscience Inc.	18,208	422
*	CONMED Corp.	15,440	408
*	MedAssets Inc.	20,000	404
*	Exelixis Inc.	48,305	397
*	NxStage Medical Inc.	15,300	381
*	Medicines Co.	26,016	368
	Universal American Corp.	17,857	365
*	Questcor Pharmaceuticals Inc.	24,622	363
*	Gentiva Health Services Inc.	13,331	355
*	Halozyme Therapeutics Inc.	44,500	352
	PDL BioPharma Inc.	56,495	352
*	Amsurg Corp. Class A	16,300	341
*	Luminex Corp.	18,616	340
*	Savient Pharmaceuticals Inc.	30,161	336
*	Hanger Orthopedic Group Inc.	15,235	323
*	Neogen Corp.	7,803	320
*	Wright Medical Group Inc.	20,400	317
*	HeartWare International Inc.	3,600	315
*	Enzon Pharmaceuticals Inc.	25,691	313
*	Arthrocare Corp.	10,016	311
*	Greatbatch Inc.	12,541	303
*	Medivation Inc.	19,915	302
*	Zoll Medical Corp.	8,000	298
*	Bio-Reference Labs Inc.	13,288	295
	Landauer Inc.	4,900	294
	Analogic Corp.	5,900	292
*	Momenta Pharmaceuticals Inc.	19,200	287
*	Abaxis Inc.	10,700	287
*	Air Methods Corp.	5,000	281
*	Accelrys Inc.	33,550	278
*	Geron Corp.	53,280	275
*	DexCom Inc.	20,100	274
*	MWI Veterinary Supply Inc.	4,300	272
*,^	MannKind Corp.	33,595	271
	Computer Programs & Systems Inc.	5,600	262
*	SIGA Technologies Inc.	18,380	257
*	Neurocrine Biosciences Inc.	33,034	252
*	Inspire Pharmaceuticals Inc.	29,885	251
*	Celera Corp.	39,557	249
*	Akorn Inc.	40,744	247
*	Omnicell Inc.	17,100	247
*	NPS Pharmaceuticals Inc.	30,446	241
*	Endologix Inc.	32,493	232
*	Natus Medical Inc.	16,200	230
*	Sequenom Inc.	28,330	227
*	Insulet Corp.	14,600	226
*	Immunogen Inc.	24,400	226
*	Depomed Inc.	35,406	225
*	Corvel Corp.	4,656	225
*	Emeritus Corp.	11,336	223
*	ICU Medical Inc.	6,000	219
*	RehabCare Group Inc.	9,232	219
*	Rural/Metro Corp.	14,870	217
*	Quidel Corp.	15,000	217
*	Conceptus Inc.	15,600	215
*	IPC The Hospitalist Co. Inc.	5,350	209
*	Healthways Inc.	18,313	204
*	Merit Medical Systems Inc.	12,839	203
*	Micromet Inc.	24,730	201
*	Assisted Living Concepts Inc. Class A	6,044	197
*	ABIOMED Inc.	19,700	189
*	PharMerica Corp.	16,254	186

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Affymetrix Inc.	36,894	186
*	Nabi Biopharmaceuticals	31,171	180
*	OraSure Technologies Inc.	30,890	178
*	LHC Group Inc.	5,900	177
*	Lexicon Pharmaceuticals Inc.	122,609	177
*	Accuray Inc.	25,957	175
*	Orthofix International NV	6,001	174
*	Arqule Inc.	29,301	172
*	Metabolix Inc.	13,884	169
*	AMAG Pharmaceuticals Inc.	9,333	169
	Pain Therapeutics Inc.	24,800	167
*	Targacept Inc.	6,282	166
*	Immunomedics Inc.	45,675	164
*	Alnylam Pharmaceuticals Inc.	16,500	163
*	Ardea Biosciences Inc.	6,170	160
*	Sangamo Biosciences Inc.	23,683	157
*	Cypress Bioscience Inc.	24,077	156
*,^	Biotime Inc.	18,600	155
*	SonoSite Inc.	4,808	152
*	Ariad Pharmaceuticals Inc.	29,712	152
*	Clinical Data Inc.	9,500	151
*	US Physical Therapy Inc.	7,600	151
*	Cross Country Healthcare Inc.	17,700	150
*	AVI BioPharma Inc.	70,000	148
*	American Dental Partners Inc.	10,709	145
*	eResearchTechnology Inc.	19,350	142
*	Emergent Biosolutions Inc.	6,000	141
*	Emdeon Inc. Class A	10,393	141
*	Opko Health Inc.	38,077	140
*	Symmetry Medical Inc.	15,100	140
*	Palomar Medical Technologies Inc.	9,700	138
*	Select Medical Holdings Corp.	18,410	135
*	Dynavax Technologies Corp.	41,928	134
*	Chelsea Therapeutics International Ltd.	17,600	132
*	Idenix Pharmaceuticals Inc.	26,134	132
*	Molina Healthcare Inc.	4,718	131
*	Allos Therapeutics Inc.	28,177	130
*	Protalix BioTherapeutics Inc.	13,000	130
*	Pharmacyclics Inc.	20,829	127
*	Triple-S Management Corp. Class B	6,635	127
*	Rigel Pharmaceuticals Inc.	16,689	126
*	AMN Healthcare Services Inc.	20,205	124
*	Five Star Quality Care Inc.	17,293	122
*	Kensey Nash Corp.	4,291	119
*	Spectranetics Corp.	22,996	119
*	Angiodynamics Inc.	7,693	118
*	Sunrise Senior Living Inc.	21,300	116
*	Optimer Pharmaceuticals Inc.	10,200	115
*	Genoptix Inc.	6,000	114
*,^	Delcath Systems Inc.	11,598	114
*	Alphatec Holdings Inc.	41,900	113
*	Medidata Solutions Inc.	4,700	112
*	Continucare Corp.	23,735	111
	National Healthcare Corp.	2,400	111
*	TomoTherapy Inc.	30,606	110
*	Caliper Life Sciences Inc.	17,380	110
*	Novavax Inc.	45,222	110
*	Durect Corp.	31,841	110
*	IRIS International Inc.	10,700	109
*	Sun Healthcare Group Inc.	8,542	108
*	BioScrip Inc.	20,408	107
	Cantel Medical Corp.	4,500	105
*	Capital Senior Living Corp.	15,700	105
*	Sciclone Pharmaceuticals Inc.	25,157	105

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Corcept Therapeutics Inc.	26,427	102
*	XenoPort Inc.	11,900	101
	America Service Group Inc.	6,643	101
*	Medical Action Industries Inc.	10,350	99
*	Ligand Pharmaceuticals Inc. Class B	10,713	96
*	Progenics Pharmaceuticals Inc.	17,436	95
*	Accretive Health Inc.	5,800	94
*	Curis Inc.	47,470	94
*	BioMimetic Therapeutics Inc.	7,381	94
*	Genomic Health Inc.	4,300	92
*	Array Biopharma Inc.	29,985	90
*	SuperGen Inc.	33,900	89
*	Hi-Tech Pharmacal Co. Inc.	3,513	88
*	Orthovita Inc.	43,416	87
*	Almost Family Inc.	2,200	85
*	Pozen Inc.	12,462	83
*	Medcath Corp.	5,899	82
*	MAP Pharmaceuticals Inc.	4,899	82
*	Vital Images Inc.	5,700	80
*	Rochester Medical Corp.	7,086	77
*	Merge Healthcare Inc.	20,581	77
*	CryoLife Inc.	14,000	76
*,^	Somaxon Pharmaceuticals Inc.	22,900	72
*	Spectrum Pharmaceuticals Inc.	10,500	72
	Atrion Corp.	400	72
*	SurModics Inc.	5,945	71
*	Columbia Laboratories Inc.	30,465	69
*	BMP Sunstone Corp.	6,943	69
	Young Innovations Inc.	2,100	67
*	Albany Molecular Research Inc.	11,811	66
*,^	Cell Therapeutics Inc.	179,910	66
*	Arena Pharmaceuticals Inc.	37,708	65
*	MAKO Surgical Corp.	4,100	62
*	Furiex Pharmaceuticals Inc.	4,223	61
*	BioCryst Pharmaceuticals Inc.	11,700	60
*	Keryx Biopharmaceuticals Inc.	13,000	60
*	RTI Biologics Inc.	21,863	58
	Ensign Group Inc.	2,292	57
*	Orexigen Therapeutics Inc.	7,000	57
*	Cambrex Corp.	10,772	56
*	Peregrine Pharmaceuticals Inc.	23,676	54
*	Dyax Corp.	25,397	54
*	Stereotaxis Inc.	14,107	54
*	Skilled Healthcare Group Inc.	6,000	54
*	PDI Inc.	5,100	54
*	Cadence Pharmaceuticals Inc.	7,068	53
*	Matrixx Initiatives Inc.	6,300	53
*	Anika Therapeutics Inc.	8,000	53
	Maxygen Inc.	13,320	52
*	CytRx Corp.	51,700	52
*	Vanda Pharmaceuticals Inc.	5,400	51
*	Inhibitex Inc.	19,500	51
*	StemCells Inc.	46,900	51
*	Providence Service Corp.	3,100	50
*	Enzo Biochem Inc.	9,435	50
*	Team Health Holdings Inc.	3,200	50
*	AVANIR Pharmaceuticals Inc.	12,100	49
*	Synovis Life Technologies Inc.	2,995	48
*	Jazz Pharmaceuticals Inc.	2,400	47
*	LCA-Vision Inc.	8,112	47
*	Myrexis Inc.	11,168	46
*	Alliance HealthCare Services Inc.	10,800	46
*	Cerus Corp.	18,474	45
*	Hooper Holmes Inc.	63,605	45

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* PROLOR Biotech Inc.	6,863	44
* Kendle International Inc.	4,000	44
* Exact Sciences Corp.	7,166	43
* KV Pharmaceutical Co. Class A	16,333	42
* ZIOPHARM Oncology Inc.	8,900	41
* Osiris Therapeutics Inc.	5,258	41
* Affymax Inc.	6,154	41
Psychemedics Corp.	4,980	41
* NovaMed Inc.	3,533	41
* Chindex International Inc.	2,400	40
* Codexis Inc.	3,645	39
* Inovio Pharmaceuticals Inc.	33,339	38
* Cytori Therapeutics Inc.	7,100	37
* Santarus Inc.	11,122	36
* Adolor Corp.	29,428	36
* Obagi Medical Products Inc.	3,000	35
* Allied Healthcare International Inc.	13,317	33
* Exactech Inc.	1,758	33
* Ironwood Pharmaceuticals Inc.	3,100	32
* Anadys Pharmaceuticals Inc.	21,879	31
* Celldex Therapeutics Inc.	7,537	31
* Harvard Bioscience Inc.	7,434	30
* Telik Inc.	39,883	30
* ThermoGenesis Corp.	8,484	30
* Icad Inc.	21,400	29
* ISTA Pharmaceuticals Inc.	5,337	27
* Aastrom Biosciences Inc.	10,475	27
* Biolase Technology Inc.	15,314	27
* GenVec Inc.	47,497	27
* Vascular Solutions Inc.	2,200	26
* Staar Surgical Co.	4,100	25
* Caraco Pharmaceutical Laboratories Ltd.	5,444	25
* Entremed Inc.	4,828	25
* Vical Inc.	12,115	24
* Transcend Services Inc.	1,200	23
* GTx Inc.	8,800	23
* Cutera Inc.	2,800	23
* CPEX Pharmaceuticals Inc.	940	23
* Hansen Medical Inc.	15,321	23
* XOMA Ltd.	4,333	22
* CardioNet Inc.	4,200	20
* Insmed Inc.	30,050	19
* Acadia Pharmaceuticals Inc.	15,540	18
* Theragenics Corp.	11,916	18
* Hemispherx Biopharma Inc.	35,200	17
* Strategic Diagnostics Inc.	9,612	17
* Synta Pharmaceuticals Corp.	2,800	17
* Animal Health International Inc.	5,800	17
* Cel-Sci Corp.	19,362	16
* RadNet Inc.	5,579	16
* Cytokinetics Inc.	7,525	16
* Orchid Cellmark Inc.	7,589	15
* Repligen Corp.	2,900	14
* Cynosure Inc. Class A	1,300	13
* Discovery Laboratories Inc.	3,736	12
* Idera Pharmaceuticals Inc.	4,300	12
* MELA Sciences Inc.	3,504	12
* Capstone Therapeutics Corp.	20,010	12
* OncoGenex Pharmaceutical Inc.	636	11
* Biosante Pharmaceuticals Inc.	5,715	9
* Infinity Pharmaceuticals Inc.	1,525	9
* Antigenics Inc.	8,912	9
* RXi Pharmaceuticals Corp.	2,936	8
* Dusa Pharmaceuticals Inc.	2,300	6

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* Mediware Information Systems	500	5
* IVAX Diagnostics Inc.	8,700	5
* Arrowhead Research Corp.	5,498	5
* Alexza Pharmaceuticals Inc.	3,696	5
* Zalicus Inc.	2,700	4
* Biospecifics Technologies Corp.	166	4
* ADVENTRX Pharmaceuticals Inc.	1,416	4
* Biodel Inc.	2,000	4
* AspenBio Pharma Inc.	6,000	4
* Digirad Corp.	1,200	3
* Poniard Pharmaceuticals Inc.	4,773	2
* SCOLR Pharma Inc.	6,600	2
* OXiGENE Inc.	6,748	2
* Metropolitan Health Networks Inc.	200	1
* Unilife Corp.	148	1
* EpiCept Corp.	638	1
* Repros Therapeutics Inc.	175	1
* Apricus Biosciences Inc.	100	—
* Bovie Medical Corp.	100	—
* Palatin Technologies Inc.	160	—
* MediciNova Inc.	16	—
* Pharmacopeia Inc. Contingent Value Rights Exp. 12/11/2011	11,027	—
* Avigen, Inc. Escrow	7,930	—
* Neurogen Corp. H3 CVR	7,920	—
* Neurogen Merk CVR	7,920	—
* Neurogen Aplindore CVR	7,920	—
		691,805
Industrials (7.0%)
General Electric Co.	4,664,723	85,318
United Technologies Corp.	385,056	30,312
Caterpillar Inc.	275,026	25,759
3M Co.	295,570	25,508
United Parcel Service Inc. Class B	316,257	22,954
Union Pacific Corp.	217,033	20,110
Boeing Co.	303,226	19,789
Emerson Electric Co.	328,256	18,766
Honeywell International Inc.	320,068	17,015
Deere & Co.	184,929	15,358
FedEx Corp.	130,331	12,122
Danaher Corp.	241,959	11,413
CSX Corp.	165,562	10,697
Norfolk Southern Corp.	160,825	10,103
General Dynamics Corp.	140,992	10,005
Illinois Tool Works Inc.	186,663	9,968
Lockheed Martin Corp.	134,398	9,396
Cummins Inc.	82,321	9,056
Tyco International Ltd.	217,054	8,995
Precision Castparts Corp.	61,978	8,628
PACCAR Inc.	143,056	8,214
Northrop Grumman Corp.	121,914	7,898
Raytheon Co.	162,123	7,513
Waste Management Inc.	197,817	7,294
Eaton Corp.	69,500	7,055
Ingersoll-Rand plc	140,846	6,632
Parker Hannifin Corp.	70,684	6,100
CH Robinson Worldwide Inc.	72,368	5,803
Fluor Corp.	78,390	5,194
Expeditors International of Washington Inc.	93,062	5,081
Republic Services Inc. Class A	167,105	4,990
Goodrich Corp.	54,626	4,811
Dover Corp.	81,922	4,788
Rockwell Automation Inc.	62,223	4,462
* Delta Air Lines Inc.	346,268	4,363
Cooper Industries plc	73,158	4,264

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Southwest Airlines Co.	325,455	4,224
Rockwell Collins Inc.	68,510	3,991
ITT Corp.	75,983	3,959
Joy Global Inc.	44,976	3,902
WW Grainger Inc.	26,443	3,652
L-3 Communications Holdings Inc.	50,221	3,540
Fastenal Co.	57,847	3,466
* United Continental Holdings Inc.	137,891	3,285
Roper Industries Inc.	41,048	3,137
Bucyrus International Inc. Class A	33,950	3,035
Flowserve Corp.	24,321	2,900
* Stericycle Inc.	35,562	2,878
Textron Inc.	121,088	2,863
AMETEK Inc.	69,634	2,733
* Jacobs Engineering Group Inc.	55,400	2,540
Pall Corp.	51,200	2,538
Manpower Inc.	36,245	2,275
Pitney Bowes Inc.	90,142	2,180
* Kansas City Southern	45,450	2,175
KBR Inc.	68,600	2,090
* AGCO Corp.	40,504	2,052
Masco Corp.	159,483	2,019
Iron Mountain Inc.	79,060	1,977
Equifax Inc.	54,887	1,954
* Foster Wheeler AG	56,302	1,944
Robert Half International Inc.	61,535	1,883
Donaldson Co. Inc.	31,658	1,845
Avery Dennison Corp.	43,399	1,838
* Quanta Services Inc.	91,803	1,829
Dun & Bradstreet Corp.	21,827	1,792
Timken Co.	36,395	1,737
* WABCO Holdings Inc.	28,470	1,735
Cintas Corp.	60,912	1,703
* Verisk Analytics Inc. Class A	49,301	1,680
JB Hunt Transport Services Inc.	40,590	1,656
* Navistar International Corp.	28,279	1,638
Gardner Denver Inc.	23,192	1,596
RR Donnelley & Sons Co.	91,206	1,593
* Owens Corning	51,097	1,592
* BE Aerospace Inc.	42,957	1,591
Pentair Inc.	43,061	1,572
SPX Corp.	21,744	1,554
* URS Corp.	37,031	1,541
* TransDigm Group Inc.	20,700	1,491
* Terex Corp.	47,401	1,471
Snap-On Inc.	25,835	1,462
* IHS Inc. Class A	18,098	1,455
* Hertz Global Holdings Inc.	100,300	1,453
* Oshkosh Corp.	40,308	1,420
Kennametal Inc.	35,683	1,408
IDEX Corp.	35,953	1,406
Hubbell Inc. Class B	23,349	1,404
Waste Connections Inc.	48,975	1,348
* Babcock & Wilcox Co.	50,840	1,301
* Shaw Group Inc.	37,306	1,277
MSC Industrial Direct Co. Class A	19,455	1,259
Nordson Corp.	13,559	1,246
Lincoln Electric Holdings Inc.	18,825	1,229
Baldor Electric Co.	19,420	1,224
* Corrections Corp. of America	48,422	1,213
Ryder System Inc.	22,950	1,208
Towers Watson & Co. Class A	23,090	1,202
* Copart Inc.	31,724	1,185
* AMR Corp.	147,076	1,146

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Wabtec Corp.	21,514	1,138
* Aecom Technology Corp.	40,564	1,135
Regal-Beloit Corp.	16,801	1,122
* Thomas & Betts Corp.	22,932	1,108
Acuity Brands Inc.	18,913	1,091
* Alliant Techsystems Inc.	14,620	1,088
Carlisle Cos. Inc.	26,912	1,069
* GrafTech International Ltd.	52,699	1,046
Graco Inc.	26,196	1,033
Covanta Holding Corp.	59,553	1,024
Harsco Corp.	35,646	1,009
* Kirby Corp.	22,700	1,000
* WESCO International Inc.	18,925	999
* Spirit Aerosystems Holdings Inc. Class A	47,510	989
CLARCOR Inc.	22,271	955
UTi Worldwide Inc.	44,928	952
Lennox International Inc.	20,106	951
Woodward Governor Co.	25,201	947
Trinity Industries Inc.	35,088	934
* Genesee & Wyoming Inc. Class A	17,619	933
* Esterline Technologies Corp.	13,486	925
Crane Co.	22,497	924
Con-way Inc.	24,526	897
* Alaska Air Group Inc.	15,778	894
Landstar System Inc.	21,671	887
* Clean Harbors Inc.	10,465	880
Toro Co.	14,200	875
* EMCOR Group Inc.	29,300	849
Valmont Industries Inc.	9,557	848
* ArvinMeritor Inc.	40,481	831
* General Cable Corp.	23,350	819
* Sensata Technologies Holding NV	26,900	810
* FTI Consulting Inc.	21,380	797
Actuant Corp. Class A	29,561	787
Manitowoc Co. Inc.	59,748	783
* Hexcel Corp.	43,000	778
Triumph Group Inc.	8,506	761
Belden Inc.	20,625	759
* Geo Group Inc.	30,180	744
GATX Corp.	20,936	739
* JetBlue Airways Corp.	110,211	728
Brady Corp. Class A	22,262	726
Alexander & Baldwin Inc.	18,129	726
Watsco Inc.	11,500	725
* Teledyne Technologies Inc.	16,421	722
* US Airways Group Inc.	71,222	713
* Avis Budget Group Inc.	45,293	705
* Tetra Tech Inc.	27,938	700
Curtiss-Wright Corp.	20,768	689
* EnerSys	21,080	677
* Moog Inc. Class A	17,001	677
AO Smith Corp.	17,317	659
* Middleby Corp.	7,753	654
* United Stationers Inc.	10,219	652
* Atlas Air Worldwide Holdings Inc.	11,600	648
Herman Miller Inc.	24,587	622
HNI Corp.	19,935	622
* United Rentals Inc.	27,180	618
* American Superconductor Corp.	21,408	612
* HUB Group Inc. Class A	17,107	601
Kaydon Corp.	14,589	594
* Old Dominion Freight Line Inc.	18,525	593
Rollins Inc.	28,976	572
Mueller Industries Inc.	17,429	570

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Applied Industrial Technologies Inc.	17,489	568
Corporate Executive Board Co.	14,946	561
Simpson Manufacturing Co. Inc.	18,100	559
Knight Transportation Inc.	28,965	550
Brink's Co.	20,457	550
* Dollar Thrifty Automotive Group Inc.	11,600	548
* USG Corp.	32,400	545
Deluxe Corp.	23,637	544
* II-VI Inc.	11,700	542
ABM Industries Inc.	20,350	535
Robbins & Myers Inc.	14,700	526
* Polypore International Inc.	12,400	505
Mine Safety Appliances Co.	16,002	498
* AAR Corp.	18,100	497
* CoStar Group Inc.	8,617	496
* DigitalGlobe Inc.	15,460	490
Werner Enterprises Inc.	21,577	488
Watts Water Technologies Inc. Class A	13,155	481
* Insituform Technologies Inc. Class A	18,100	480
* Chart Industries Inc.	13,917	470
* Korn/Ferry International	20,201	467
ESCO Technologies Inc.	12,280	465
* Acacia Research - Acacia Technologies	17,831	463
Healthcare Services Group Inc.	27,963	455
Briggs & Stratton Corp.	22,996	453
* EnPro Industries Inc.	10,719	445
* Orbital Sciences Corp.	26,000	445
Granite Construction Inc.	16,177	444
Heartland Express Inc.	27,418	439
Barnes Group Inc.	20,864	431
* GeoEye Inc.	10,068	427
* AirTran Holdings Inc.	57,740	427
Forward Air Corp.	14,553	413
Skywest Inc.	25,900	405
American Science & Engineering Inc.	4,700	401
* Macquarie Infrastructure Co. LLC	18,800	398
Steelcase Inc. Class A	37,426	396
Armstrong World Industries Inc.	9,156	394
* Ceradyne Inc.	12,246	386
* Mobile Mini Inc.	19,500	384
Knoll Inc.	22,700	380
* Beacon Roofing Supply Inc.	20,975	375
Cubic Corp.	7,900	372
Administaff Inc.	12,700	372
* SYKES Enterprises Inc.	18,316	371
* Griffon Corp.	28,390	362
* Blount International Inc.	22,937	361
Resources Connection Inc.	19,200	357
* MasTec Inc.	24,375	356
Seaboard Corp.	177	352
* TrueBlue Inc.	19,304	347
* Advisory Board Co.	7,291	347
Franklin Electric Co. Inc.	8,900	346
Kaman Corp.	11,851	345
Raven Industries Inc.	7,100	339
* Amerco Inc.	3,428	329
Ameron International Corp.	4,300	328
Arkansas Best Corp.	11,800	324
Allegiant Travel Co. Class A	6,346	312
* RBC Bearings Inc.	7,977	312
* Altra Holdings Inc.	15,500	308
Quanex Building Products Corp.	15,990	303
* Interline Brands Inc.	13,304	303
Unifirst Corp.	5,500	303

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Kforce Inc.	18,707	303
	Aircastle Ltd.	28,426	297
*	SFN Group Inc.	29,599	289
	Universal Forest Products Inc.	7,421	289
*	Wabash National Corp.	24,350	289
	Mueller Water Products Inc. Class A	69,074	288
	HEICO Corp.	5,625	287
	CIRCOR International Inc.	6,700	283
*	Dycom Industries Inc.	19,090	282
	Interface Inc. Class A	17,743	278
	Tutor Perini Corp.	12,800	274
*	Astec Industries Inc.	8,243	267
	Tennant Co.	6,900	265
	Lindsay Corp.	4,350	259
*	Layne Christensen Co.	7,508	258
	Titan International Inc.	13,125	256
*	3D Systems Corp.	8,104	255
	Albany International Corp.	10,722	254
	Badger Meter Inc.	5,482	242
	Comfort Systems USA Inc.	18,300	241
*,^	A123 Systems Inc.	24,939	238
	National Presto Industries Inc.	1,820	237
*	Huron Consulting Group Inc.	8,890	235
	Heidrick & Struggles International Inc.	8,100	232
*	Colfax Corp.	12,600	232
	AAON Inc.	8,130	229
*	Ladish Co. Inc.	4,700	228
	HEICO Corp. Class A	6,066	226
*	FuelCell Energy Inc.	96,518	223
	Cascade Corp.	4,700	222
*	Navigant Consulting Inc.	24,078	222
	Apogee Enterprises Inc.	16,300	220
	McGrath Rentcorp	8,200	215
	G&K Services Inc. Class A	6,939	214
	Gorman-Rupp Co.	6,452	209
*	Exponent Inc.	5,516	207
	NACCO Industries Inc. Class A	1,891	205
	Great Lakes Dredge & Dock Corp.	27,781	205
*	Force Protection Inc.	37,036	204
	Encore Wire Corp.	8,050	202
*	Genco Shipping & Trading Ltd.	13,908	200
*	Columbus McKinnon Corp.	9,837	200
	Vicor Corp.	12,179	200
	John Bean Technologies Corp.	9,900	199
*	Consolidated Graphics Inc.	4,100	199
*	Celadon Group Inc.	13,425	199
	EnergySolutions Inc.	35,200	196
	Tredegar Corp.	10,055	195
	Viad Corp.	7,547	192
	FreightCar America Inc.	6,515	189
*	Higher One Holdings Inc.	9,255	187
	AZZ Inc.	4,614	185
*	LB Foster Co. Class A	4,500	184
*	RSC Holdings Inc.	18,900	184
*	Furmanite Corp.	26,197	181
*	Kadant Inc.	7,610	179
*	Rush Enterprises Inc. Class A	8,750	179
*	Kelly Services Inc. Class A	9,400	177
	CDI Corp.	9,300	173
	Ennis Inc.	10,009	171
*	Sauer-Danfoss Inc.	6,000	169
*	ACCO Brands Corp.	19,708	168
*	H&E Equipment Services Inc.	14,293	165
	Applied Signal Technology Inc.	4,300	163

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Team Inc.	6,636	161
*	Cenveo Inc.	30,001	160
*	Greenbrier Cos. Inc.	7,620	160
*	Taser International Inc.	34,000	160
*	Titan Machinery Inc.	8,200	158
*	CBIZ Inc.	25,023	156
*	EnerNOC Inc.	6,500	155
*	Trimas Corp.	7,500	153
*,^	Ener1 Inc.	39,026	148
	Standex International Corp.	4,900	147
	Alamo Group Inc.	5,242	146
*	Aerovironment Inc.	5,300	142
	TAL International Group Inc.	4,590	142
*	ICF International Inc.	5,500	141
*	GenCorp Inc.	27,100	140
	Sun Hydraulics Corp.	3,700	140
	Ampco-Pittsburgh Corp.	4,900	137
	US Ecology Inc.	7,800	136
*	MYR Group Inc.	6,400	134
*	Hawaiian Holdings Inc.	17,000	133
*	Flow International Corp.	32,500	133
	American Woodmark Corp.	5,385	132
	Marten Transport Ltd.	6,150	131
	Federal Signal Corp.	18,853	129
	Ducommun Inc.	5,800	126
*	Republic Airways Holdings Inc.	17,114	125
	Houston Wire & Cable Co.	9,300	125
*	Fuel Tech Inc.	12,400	120
*	Dolan Co.	8,600	120
*	Innerworkings Inc.	18,129	119
*	M&F Worldwide Corp.	5,100	118
*	Trex Co. Inc.	4,900	117
*	KAR Auction Services Inc.	8,315	115
*	American Reprographics Co.	15,057	114
*	Orion Marine Group Inc.	9,800	114
*	Eagle Bulk Shipping Inc.	22,733	113
*	Herley Industries Inc.	6,452	112
*	Gibraltar Industries Inc.	8,200	111
*,^	China BAK Battery Inc.	57,400	111
*	Metalico Inc.	18,800	111
*	GP Strategies Corp.	10,600	109
*	Harbin Electric Inc.	6,100	106
*	Air Transport Services Group Inc.	13,274	105
	Graham Corp.	5,200	104
	Kimball International Inc. Class B	14,764	102
*	School Specialty Inc.	7,299	102
*	Capstone Turbine Corp.	104,276	100
	Aceto Corp.	11,107	100
*	Commercial Vehicle Group Inc.	6,012	98
*	Dynamex Inc.	3,900	97
*	Odyssey Marine Exploration Inc.	34,066	95
*	Powell Industries Inc.	2,832	93
*	NN Inc.	7,480	92
*	Park-Ohio Holdings Corp.	4,400	92
	Miller Industries Inc.	6,446	92
*	Pacer International Inc.	13,300	91
*	Sterling Construction Co. Inc.	6,900	90
*	CRA International Inc.	3,678	86
*	DXP Enterprises Inc.	3,600	86
	Met-Pro Corp.	7,266	86
	Schawk Inc. Class A	4,100	84
*	Saia Inc.	5,051	84
	Dynamic Materials Corp.	3,700	84
*	Michael Baker Corp.	2,659	83

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	Intersections Inc.	7,870	82
	Todd Shipyards Corp.	3,676	82
*	PMFG Inc.	5,000	82
*	Willis Lease Finance Corp.	6,189	81
*	Lydall Inc.	9,942	80
	Multi-Color Corp.	4,087	80
*	Energy Recovery Inc.	21,262	78
*	RailAmerica Inc.	6,000	78
*,^	Valence Technology Inc.	46,165	78
*	Casella Waste Systems Inc. Class A	10,781	76
*	Active Power Inc.	31,013	76
*	Northwest Pipe Co.	3,150	76
*	Perma-Fix Environmental Services	44,758	73
	Insteel Industries Inc.	5,800	72
*	Hudson Highland Group Inc.	12,330	72
*	Satcon Technology Corp.	15,900	72
*	On Assignment Inc.	8,700	71
*	United Capital Corp.	2,064	67
*	Kratos Defense & Security Solutions Inc.	5,043	66
*	Tecumseh Products Co. Class A	4,923	64
*	Ultralife Corp.	9,200	61
*	PowerSecure International Inc.	7,800	61
*	Pike Electric Corp.	6,910	59
*	Astronics Corp.	2,800	59
*	Standard Parking Corp.	3,100	59
*	Pinnacle Airlines Corp.	7,373	58
*	Quality Distribution Inc.	6,326	57
*	Advanced Battery Technologies Inc.	14,700	57
*	Hill International Inc.	8,700	56
*	Builders FirstSource Inc.	28,380	56
*	Volt Information Sciences Inc.	6,300	54
	Lawson Products Inc.	2,138	53
*	Fushi Copperweld Inc.	5,900	52
	Courier Corp.	3,348	52
	LSI Industries Inc.	6,007	51
*	APAC Customer Services Inc.	8,134	49
*	American Railcar Industries Inc.	2,200	49
	Preformed Line Products Co.	823	48
	Twin Disc Inc.	1,600	48
*	WCA Waste Corp.	9,763	47
*	Covenant Transportation Group Inc. Class A	4,806	47
*	NCI Building Systems Inc.	3,260	46
*	BlueLinx Holdings Inc.	11,400	42
*	PAM Transportation Services Inc.	3,663	41
	Horizon Lines Inc. Class A	9,400	41
*,^	YRC Worldwide Inc.	10,992	41
*	LMI Aerospace Inc.	2,400	38
*	LaBarge Inc.	2,400	38
	International Shipholding Corp.	1,442	37
*	LECG Corp.	26,474	37
*	Broadwind Energy Inc.	14,980	35
*	China Valves Technology Inc.	3,300	35
*	USA Truck Inc.	2,600	34
*	Innovative Solutions & Support Inc.	5,724	32
*	TRC Cos. Inc.	8,800	31
	Barrett Business Services Inc.	1,900	30
*	Applied Energetics Inc.	34,281	29
*	Generac Holdings Inc.	1,765	29
	Baltic Trading Ltd.	2,700	28
*	Plug Power Inc.	70,838	26
*	SmartHeat Inc.	4,900	26
	LS Starrett Co. Class A	2,200	26
*	Integrated Electrical Services Inc.	7,350	26
*	Magnetek Inc.	19,000	26

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* UQM Technologies Inc.	10,950	25
* Patriot Transportation Holding Inc.	261	24
VSE Corp.	700	23
* Altair Nanotechnologies Inc.	8,350	23
Superior Uniform Group Inc.	2,008	22
* Frozen Food Express Industries	4,700	21
* Hoku Corp.	7,900	21
* Rush Enterprises Inc. Class B	1,149	21
Virco Manufacturing	7,736	20
Hardinge Inc.	2,000	19
Standard Register Co.	5,676	19
* Hurco Cos. Inc.	700	17
* SL Industries Inc.	850	15
* Omega Flex Inc.	810	13
* Tecumseh Products Co. Class B	1,000	13
* TBS International plc Class A	4,500	13
* Mistras Group Inc.	800	11
* Universal Truckload Services Inc.	600	10
* Raytheon Co. Warrants Exp. 06/16/2011	1,046	9
* Lihua International Inc.	800	9
* Sypris Solutions Inc.	2,100	9
* Innotrac Corp.	5,748	8
* Arotech Corp.	4,507	7
* CAI International Inc.	200	4
* Amrep Corp.	200	2
		711,008
Information Technology (11.3%)
* Apple Inc.	398,600	128,572
Microsoft Corp.	3,398,098	94,875
International Business Machines Corp.	550,256	80,756
* Google Inc. Class A	107,527	63,868
Oracle Corp.	1,754,407	54,913
Intel Corp.	2,429,320	51,089
* Cisco Systems Inc.	2,491,825	50,410
Hewlett-Packard Co.	1,018,500	42,879
QUALCOMM Inc.	700,365	34,661
* EMC Corp.	895,933	20,517
Texas Instruments Inc.	521,453	16,947
Visa Inc. Class A	216,646	15,248
* eBay Inc.	515,258	14,340
Accenture plc Class A	278,039	13,482
Corning Inc.	681,308	13,163
Mastercard Inc. Class A	46,659	10,457
* Dell Inc.	763,622	10,347
Automatic Data Processing Inc.	214,580	9,931
* Cognizant Technology Solutions Corp. Class A	131,189	9,615
* Yahoo! Inc.	558,853	9,294
* Motorola Inc.	967,303	8,773
* NetApp Inc.	155,764	8,561
Broadcom Corp. Class A	195,588	8,518
* Juniper Networks Inc.	226,846	8,375
Applied Materials Inc.	585,913	8,232
* Adobe Systems Inc.	229,097	7,052
Xerox Corp.	603,390	6,951
Tyco Electronics Ltd.	195,013	6,903
* Salesforce.com Inc.	50,779	6,703
* Intuit Inc.	130,158	6,417
* Symantec Corp.	344,309	5,764
* Citrix Systems Inc.	81,541	5,578
Western Union Co.	287,954	5,347
* SanDisk Corp.	101,858	5,079
Analog Devices Inc.	129,982	4,896
Altera Corp.	134,985	4,803
* F5 Networks Inc.	35,092	4,568

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Marvell Technology Group Ltd.	242,740	4,503
	CA Inc.	180,059	4,401
	Paychex Inc.	141,915	4,387
	Amphenol Corp. Class A	75,719	3,996
*	NVIDIA Corp.	250,418	3,856
*	Fiserv Inc.	65,829	3,855
*	Autodesk Inc.	99,707	3,809
*	Red Hat Inc.	82,428	3,763
*	Akamai Technologies Inc.	79,213	3,727
*	BMC Software Inc.	78,371	3,694
*	Western Digital Corp.	100,006	3,390
	Linear Technology Corp.	97,920	3,387
	Computer Sciences Corp.	67,289	3,338
	Xilinx Inc.	112,921	3,272
*,^	First Solar Inc.	24,190	3,148
*	Micron Technology Inc.	390,348	3,131
*	Seagate Technology plc	205,790	3,093
	Maxim Integrated Products Inc.	130,900	3,092
*	McAfee Inc.	66,722	3,090
	Fidelity National Information Services Inc.	111,864	3,064
	Activision Blizzard Inc.	241,814	3,008
*	Teradata Corp.	72,932	3,002
*	Cree Inc.	45,166	2,976
	KLA-Tencor Corp.	73,652	2,846
*	VMware Inc. Class A	31,935	2,839
*	Lam Research Corp.	54,431	2,818
*	Rovi Corp.	45,235	2,805
	Microchip Technology Inc.	81,607	2,792
*	Flextronics International Ltd.	344,826	2,707
*	SAIC Inc.	166,819	2,646
	Harris Corp.	56,297	2,550
	VeriSign Inc.	76,984	2,515
*	Atmel Corp.	201,298	2,480
*	Electronic Arts Inc.	146,080	2,393
*	Skyworks Solutions Inc.	78,282	2,241
*	Avnet Inc.	66,177	2,186
*	Trimble Navigation Ltd.	52,238	2,086
*	ANSYS Inc.	39,935	2,079
*	Advanced Micro Devices Inc.	253,631	2,075
*	FLIR Systems Inc.	69,481	2,067
*	ON Semiconductor Corp.	190,440	1,882
*	Riverbed Technology Inc.	53,434	1,879
*	Nuance Communications Inc.	103,005	1,873
	Factset Research Systems Inc.	19,224	1,802
*	Informatica Corp.	40,662	1,790
*	Arrow Electronics Inc.	51,672	1,770
*	Synopsys Inc.	64,696	1,741
	Jabil Circuit Inc.	85,367	1,715
*	LSI Corp.	281,712	1,687
*	Equinix Inc.	20,074	1,631
*	Alliance Data Systems Corp.	22,897	1,626
	Global Payments Inc.	34,943	1,615
	Solera Holdings Inc.	30,867	1,584
*	Dolby Laboratories Inc. Class A	23,536	1,570
*	MICROS Systems Inc.	35,500	1,557
	Avago Technologies Ltd.	51,976	1,480
*	Polycom Inc.	37,639	1,467
*	VeriFone Systems Inc.	37,956	1,464
	National Semiconductor Corp.	105,515	1,452
*	TIBCO Software Inc.	71,485	1,409
*	JDS Uniphase Corp.	96,584	1,399
*	Ingram Micro Inc.	68,762	1,313
*	Novellus Systems Inc.	40,322	1,303
*	Rackspace Hosting Inc.	41,210	1,294

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* CommScope Inc.	41,304	1,289
* Monster Worldwide Inc.	53,103	1,255
* Varian Semiconductor Equipment Associates Inc.	33,565	1,241
* Cypress Semiconductor Corp.	66,304	1,232
* WebMD Health Corp.	24,064	1,229
* Lexmark International Inc. Class A	35,040	1,220
Broadridge Financial Solutions Inc.	55,573	1,219
Lender Processing Services Inc.	40,839	1,206
* IAC/InterActiveCorp	40,554	1,164
Total System Services Inc.	74,280	1,142
* Compuware Corp.	97,316	1,136
* Parametric Technology Corp.	50,269	1,133
* Atheros Communications Inc.	31,320	1,125
* AOL Inc.	47,209	1,119
* Vishay Intertechnology Inc.	76,163	1,118
* Teradyne Inc.	79,619	1,118
* MEMC Electronic Materials Inc.	99,183	1,117
* Gartner Inc.	33,254	1,104
Molex Inc.	48,516	1,102
* NCR Corp.	69,942	1,075
Tellabs Inc.	158,070	1,072
Jack Henry & Associates Inc.	36,496	1,064
* Brocade Communications Systems Inc.	193,712	1,025
* Rambus Inc.	49,103	1,006
* Itron Inc.	18,103	1,004
* Tech Data Corp.	22,759	1,002
* Concur Technologies Inc.	19,000	987
National Instruments Corp.	25,978	978
* Zebra Technologies Corp.	25,526	970
* Cadence Design Systems Inc.	116,134	959
* Ariba Inc.	40,834	959
* Novell Inc.	157,187	931
* International Rectifier Corp.	31,314	930
ADTRAN Inc.	25,391	919
Diebold Inc.	28,653	918
* Finisar Corp.	30,656	910
* VistaPrint NV	19,649	904
* Ciena Corp.	42,044	885
* PMC - Sierra Inc.	101,300	870
* NeuStar Inc. Class A	33,230	866
* Microsemi Corp.	37,429	857
* Silicon Laboratories Inc.	18,592	856
Intersil Corp. Class A	55,878	853
* Fairchild Semiconductor International Inc. Class A	54,387	849
* Sohu.com Inc.	13,346	847
* RF Micro Devices Inc.	114,166	839
* Progress Software Corp.	19,200	813
* QLogic Corp.	47,661	811
* InterDigital Inc.	19,445	810
* TriQuint Semiconductor Inc.	68,789	804
Plantronics Inc.	21,572	803
* MercadoLibre Inc.	11,969	798
* Netlogic Microsystems Inc.	25,000	785
* Veeco Instruments Inc.	18,200	782
* Quest Software Inc.	27,668	767
Anixter International Inc.	12,642	755
* Convergys Corp.	56,569	745
DST Systems Inc.	16,708	741
* Acme Packet Inc.	13,900	739
* CACI International Inc. Class A	13,800	737
* Viasat Inc.	16,375	727
* Wright Express Corp.	15,775	726
CoreLogic Inc.	38,432	712
* Aruba Networks Inc.	33,352	696

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Genpact Ltd.	45,219	687
*	Omnivision Technologies Inc.	23,000	681
*	Hittite Microwave Corp.	10,607	647
*	Arris Group Inc.	57,518	645
*	Semtech Corp.	28,378	642
*	SuccessFactors Inc.	21,346	618
*	Digital River Inc.	17,808	613
*	Cavium Networks Inc.	16,195	610
*	Blackboard Inc.	14,598	603
*	j2 Global Communications Inc.	20,708	599
*	Acxiom Corp.	34,467	591
*	ValueClick Inc.	36,390	583
*	GSI Commerce Inc.	25,127	583
*	Lawson Software Inc.	62,361	577
*	Mentor Graphics Corp.	48,055	577
*	Spansion Inc. Class A	27,800	575
	Sapient Corp.	47,513	575
*	Blue Coat Systems Inc.	19,234	574
*	Plexus Corp.	18,444	571
*	Cymer Inc.	12,242	552
*	Netgear Inc.	16,200	546
*	MKS Instruments Inc.	21,853	535
*	Fortinet Inc.	16,458	532
*	CommVault Systems Inc.	18,400	527
*	Universal Display Corp.	17,100	524
	Blackbaud Inc.	20,181	523
*	Ultimate Software Group Inc.	10,510	511
*	JDA Software Group Inc.	18,059	506
	Power Integrations Inc.	12,525	503
*	Advent Software Inc.	8,619	499
*	Rofin-Sinar Technologies Inc.	14,028	497
*	Aspen Technology Inc.	39,079	496
*	Entegris Inc.	66,392	496
	Cognex Corp.	16,842	495
*	Benchmark Electronics Inc.	27,116	492
	MAXIMUS Inc.	7,501	492
*	Tessera Technologies Inc.	22,181	491
*	Unisys Corp.	18,870	489
*	Take-Two Interactive Software Inc.	39,900	488
*	Coherent Inc.	10,792	487
*	Integrated Device Technology Inc.	71,916	479
	Syntel Inc.	9,954	476
	Littelfuse Inc.	9,900	466
*	TiVo Inc.	53,450	461
*	DTS Inc.	9,400	461
*	Cirrus Logic Inc.	28,761	460
*	ACI Worldwide Inc.	17,100	459
*	Synaptics Inc.	15,440	454
*	Taleo Corp. Class A	16,353	452
*	Cabot Microelectronics Corp.	10,907	452
*	EchoStar Corp. Class A	17,831	445
*	FEI Co.	16,800	444
*	L-1 Identity Solutions Inc.	36,986	440
*	Emulex Corp.	37,759	440
*	OpenTable Inc.	6,208	438
*	Infinera Corp.	42,040	434
*,^	Power-One Inc.	42,057	429
	Earthlink Inc.	49,853	429
*	Quantum Corp.	115,200	429
	Fair Isaac Corp.	18,247	426
*	Mantech International Corp. Class A	10,300	426
*	Art Technology Group Inc.	70,374	421
*	Checkpoint Systems Inc.	20,400	419
*	Sanmina-SCI Corp.	36,437	418

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* Websense Inc.	20,400	413
* Scansource Inc.	12,900	411
* Amkor Technology Inc.	55,586	411
* SRA International Inc. Class A	20,000	409
* Harmonic Inc.	47,272	405
AVX Corp.	26,114	403
* AsiaInfo-Linkage Inc.	23,407	388
* Lattice Semiconductor Corp.	63,653	386
* SAVVIS Inc.	14,444	369
* Applied Micro Circuits Corp.	34,265	366
* TeleTech Holdings Inc.	17,747	365
Comtech Telecommunications Corp.	13,150	365
* Verigy Ltd.	27,812	362
* MicroStrategy Inc. Class A	4,201	359
Black Box Corp.	9,300	356
* Euronet Worldwide Inc.	20,400	356
* DealerTrack Holdings Inc.	17,726	356
* Diodes Inc.	13,000	351
* CSG Systems International Inc.	18,349	348
* Ixia	20,649	346
* Stratasys Inc.	10,500	343
* ATMI Inc.	17,116	341
* Tyler Technologies Inc.	16,400	340
* DG FastChannel Inc.	11,767	340
* Rogers Corp.	8,700	333
* Tekelec	27,811	331
* Manhattan Associates Inc.	10,800	330
* Terremark Worldwide Inc.	25,460	330
iGate Corp.	16,693	329
* Loral Space & Communications Inc.	4,300	329
* OSI Systems Inc.	9,008	328
* Synchronoss Technologies Inc.	12,000	320
Micrel Inc.	24,635	320
* Avid Technology Inc.	18,206	318
* SunPower Corp. Class A	24,700	317
* Brooks Automation Inc.	34,638	314
* TTM Technologies Inc.	20,800	310
* Ebix Inc.	13,100	310
* STEC Inc.	17,447	308
Forrester Research Inc.	8,691	307
* Electronics for Imaging Inc.	21,386	306
* IPG Photonics Corp.	9,500	300
* GT Solar International Inc.	32,900	300
* Constant Contact Inc.	9,631	298
* Sonus Networks Inc.	111,249	297
* Netscout Systems Inc.	12,800	295
* Standard Microsystems Corp.	10,200	294
* Intermec Inc.	23,024	291
* Insight Enterprises Inc.	21,798	287
* Oclaro Inc.	21,545	283
* Sonic Solutions Inc.	18,302	275
* Silicon Image Inc.	37,171	273
* Brightpoint Inc.	30,603	267
* LivePerson Inc.	23,600	267
Daktronics Inc.	16,518	263
* Electro Scientific Industries Inc.	16,383	263
* FARO Technologies Inc.	7,900	259
* Radiant Systems Inc.	13,250	259
* Ancestry.com Inc.	9,052	256
Opnet Technologies Inc.	9,548	256
* Newport Corp.	14,660	255
* Sourcefire Inc.	9,800	254
* SYNNEX Corp.	8,100	253
* Smith Micro Software Inc.	16,018	252

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* Zoran Corp.	26,922	237
MTS Systems Corp.	6,320	237
* Epicor Software Corp.	23,082	233
* SunPower Corp. Class B	18,694	232
* Hypercom Corp.	27,100	227
CTS Corp.	20,500	227
Molex Inc. Class A	12,000	226
* Mercury Computer Systems Inc.	12,300	226
* Move Inc.	86,901	223
* Monolithic Power Systems Inc.	13,515	223
* TNS Inc.	10,600	220
* Volterra Semiconductor Corp.	9,500	220
* Bottomline Technologies Inc.	10,100	219
* Anadigics Inc.	31,576	219
Pegasystems Inc.	5,900	216
Methode Electronics Inc.	16,549	215
United Online Inc.	32,438	214
* MIPS Technologies Inc. Class A	13,946	211
Heartland Payment Systems Inc.	13,436	207
* Kenexa Corp.	9,473	206
* SolarWinds Inc.	10,700	206
* Entropic Communications Inc.	17,000	205
Park Electrochemical Corp.	6,832	205
* FormFactor Inc.	23,000	204
* RealNetworks Inc.	48,479	204
EPIQ Systems Inc.	14,753	203
* Cardtronics Inc.	11,381	201
* Compellent Technologies Inc.	7,300	201
* LogMeIn Inc.	4,500	200
* Oplink Communications Inc.	10,783	199
* Advanced Energy Industries Inc.	14,600	199
* LTX-Credence Corp.	26,512	196
* Limelight Networks Inc.	33,349	194
* S1 Corp.	28,062	194
* Sycamore Networks Inc.	9,251	190
* THQ Inc.	30,882	187
* Echelon Corp.	18,300	186
Electro Rent Corp.	11,391	184
* RightNow Technologies Inc.	7,700	182
* support.com Inc.	27,817	180
* Net 1 UEPS Technologies Inc.	14,420	177
* Novatel Wireless Inc.	18,427	176
* Extreme Networks	56,859	176
* Infospace Inc.	21,148	176
* ModusLink Global Solutions Inc.	26,004	174
* IXYS Corp.	14,993	174
* Perficient Inc.	13,822	173
Cohu Inc.	10,313	171
* Vocus Inc.	6,132	170
* Silicon Graphics International Corp.	18,700	169
* Kulicke & Soffa Industries Inc.	23,434	169
* Ceva Inc.	8,185	168
* Imation Corp.	15,978	165
* Cogo Group Inc.	18,600	165
NIC Inc.	16,900	164
* Verint Systems Inc.	5,075	161
* Exar Corp.	22,971	160
* Sigma Designs Inc.	11,200	159
VirnetX Holding Corp.	10,500	156
* Gerber Scientific Inc.	19,600	154
* QuinStreet Inc.	8,026	154
* comScore Inc.	6,900	154
* UTStarcom Inc.	71,921	148
* Aviat Networks Inc.	28,777	146

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	Ultratech Inc.	7,200	143
*	Interactive Intelligence Inc.	5,461	143
*	NetSuite Inc.	5,700	142
*	PROS Holdings Inc.	12,500	142
	DDi Corp.	12,046	142
*	Internap Network Services Corp.	23,192	141
*	BroadSoft Inc.	5,900	141
*	Maxwell Technologies Inc.	7,400	140
*	Anaren Inc.	6,685	139
*	Westell Technologies Inc. Class A	41,100	134
*	Powerwave Technologies Inc.	52,792	134
*,^	Rubicon Technology Inc.	6,300	133
*	Lionbridge Technologies Inc.	35,784	132
*	Multi-Fineline Electronix Inc.	4,900	130
*	Dice Holdings Inc.	9,000	129
*	Magma Design Automation Inc.	25,500	128
*	VASCO Data Security International Inc.	15,200	124
*	Integrated Silicon Solution Inc.	15,300	123
*	Measurement Specialties Inc.	4,100	120
*	Symmetricom Inc.	16,836	119
*	Kemet Corp.	8,020	117
*	Wave Systems Corp. Class A	29,376	116
*	SMART Modular Technologies WWH Inc.	20,058	116
*	Axcelis Technologies Inc.	32,683	113
*	China Security & Surveillance Technology Inc.	21,044	112
	Keynote Systems Inc.	7,516	110
*	Mattson Technology Inc.	36,402	109
*	Rimage Corp.	7,300	109
*	QuickLogic Corp.	17,008	108
*	Kopin Corp.	25,500	106
*	Vishay Precision Group Inc.	5,618	106
*	EMS Technologies Inc.	5,331	105
*	Nanometrics Inc.	8,204	105
*	Energy Conversion Devices Inc.	22,606	104
*	Knot Inc.	10,481	104
	Bel Fuse Inc. Class A	4,000	102
*	ShoreTel Inc.	13,014	102
*	Ultra Clean Holdings	10,800	101
*	Seachange International Inc.	11,679	100
*	Intevac Inc.	7,100	99
*	Digi International Inc.	8,700	97
*	Hackett Group Inc.	26,903	94
*	Ciber Inc.	20,126	94
*	Super Micro Computer Inc.	8,100	93
*	X-Rite Inc.	20,406	93
*	Trident Microsystems Inc.	52,100	93
*	Globecomm Systems Inc.	9,266	93
*	Zix Corp.	21,700	93
*	KVH Industries Inc.	7,735	92
*	Zygo Corp.	7,521	92
	Marchex Inc. Class B	9,581	91
*	Integral Systems Inc.	9,196	91
*	Pericom Semiconductor Corp.	8,250	91
*	FalconStor Software Inc.	26,858	90
*	Online Resources Corp.	19,307	90
*	LoopNet Inc.	8,037	89
*	Cray Inc.	12,370	88
*	Immersion Corp.	13,159	88
*	MoneyGram International Inc.	32,290	87
*	Network Equipment Technologies Inc.	18,500	86
*	Advanced Analogic Technologies Inc.	21,248	85
*	Pulse Electronics Corp.	15,969	85
*	Supertex Inc.	3,456	84
*	Openwave Systems Inc.	39,175	83

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
*	PC Connection Inc.	9,314	83
	Cass Information Systems Inc.	2,160	82
*	Mindspeed Technologies Inc.	13,249	81
*	Global Cash Access Holdings Inc.	25,250	81
	Stamps.com Inc.	5,950	79
*	Saba Software Inc.	12,878	79
*	Photronics Inc.	13,300	79
*	Dynamics Research Corp.	5,857	78
*	Comverge Inc.	10,900	75
*	DSP Group Inc.	9,200	75
*	DemandTec Inc.	6,892	75
*	ExlService Holdings Inc.	3,449	74
*	Radisys Corp.	8,178	73
*	Computer Task Group Inc.	6,500	71
*	PC-Tel Inc.	11,702	70
*	Ramtron International Corp.	20,730	70
*	NVE Corp.	1,200	69
*	PDF Solutions Inc.	14,369	69
*	Monotype Imaging Holdings Inc.	6,100	68
*	SS&C Technologies Holdings Inc.	3,300	68
*,^	Evergreen Solar Inc.	115,307	67
*	MoSys Inc.	11,414	65
*	Rosetta Stone Inc.	2,900	62
*	TeleCommunication Systems Inc. Class A	13,167	61
*	Actuate Corp.	10,776	61
*	Ness Technologies Inc.	10,314	61
*	iGO Inc.	15,927	61
*	Conexant Systems Inc.	37,447	61
*	Rudolph Technologies Inc.	7,192	59
*	PC Mall Inc.	7,800	59
*	Liquidity Services Inc.	4,200	59
	Ipass Inc.	46,609	58
*	Dot Hill Systems Corp.	31,231	54
*	ORBCOMM Inc.	20,565	53
*	LRAD Corp.	19,570	53
*	NU Horizons Electronics Corp.	7,522	52
	Renaissance Learning Inc.	4,366	52
*	LoJack Corp.	7,969	51
*	KIT Digital Inc.	3,200	51
*	Emcore Corp.	46,977	51
*	Zhone Technologies Inc.	18,837	50
*	Agilysys Inc.	8,900	50
	Telular Corp.	7,232	48
*	Calix Inc.	2,800	47
	American Software Inc. Class A	6,941	47
*	PLX Technology Inc.	12,809	46
*	Opnext Inc.	26,100	46
*	Travelzoo Inc.	1,100	45
*	FSI International Inc.	9,808	43
*	Microvision Inc.	23,195	43
*	AXT Inc.	4,100	43
*	Tollgrade Communications Inc.	4,300	40
*	StarTek Inc.	7,800	40
*	NCI Inc. Class A	1,700	39
*	Newtek Business Services Inc.	22,635	39
*	QAD Inc. Class A	3,688	34
*	Hutchinson Technology Inc.	8,600	32
*	Transact Technologies Inc.	3,076	29
	TheStreet.com Inc.	10,767	29
*	Aware Inc.	10,000	28
*	Fabrinet	1,300	28
*	LaserCard Corp.	4,456	28
*	Web.com Group Inc.	3,285	28
	Bel Fuse Inc. Class B	1,156	28

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
* CalAmp Corp.	8,700	27
Imergent Inc.	6,000	27
* Transwitch Corp.	11,898	26
* BigBand Networks Inc.	9,130	26
* China Information Technology Inc.	4,900	26
* Research Frontiers Inc.	4,700	25
* GTSI Corp.	5,149	24
* Digimarc Corp.	800	24
* Presstek Inc.	10,531	23
* Autobytel Inc.	27,010	23
* Viasystems Group Inc.	1,108	22
* Bsquare Corp.	2,425	21
* Superconductor Technologies Inc.	13,815	21
* Virtusa Corp.	1,200	20
* Spectrum Control Inc.	1,300	19
* ID Systems Inc.	5,700	19
* Edgewater Technology Inc.	7,915	19
* LeCroy Corp.	1,800	18
* Reis Inc.	2,356	16
* Pixelworks Inc.	4,533	16
* Planar Systems Inc.	7,423	15
* GSE Systems Inc.	4,126	15
* Network Engines Inc.	9,800	15
* Looksmart Ltd.	6,700	14
Richardson Electronics Ltd.	1,200	14
* Concurrent Computer Corp.	2,620	13
* RAE Systems Inc.	8,200	13
* Lantronix Inc.	3,500	13
Evolving Systems Inc.	1,477	12
* Identive Group Inc.	4,700	12
* Datalink Corp.	2,405	12
* PRGX Global Inc.	1,681	11
* Ikanos Communications Inc.	7,741	10
* Ditech Networks Inc.	6,780	10
* Echo Global Logistics Inc.	800	10
* WebMediaBrands Inc.	6,017	10
* Tier Technologies Inc. Class B	1,600	10
* QAD Inc. Class B	922	9
* Callidus Software Inc.	1,800	9
* Management Network Group Inc.	3,023	8
* AuthenTec Inc.	3,100	8
* Authentidate Holding Corp.	14,539	6
* Market Leader Inc.	3,100	5
* Vertro Inc.	1,080	5
* Wireless Telecom Group Inc.	5,909	5
* Deltek Inc.	700	5
* Selectica Inc.	1,020	5
* Performance Technologies Inc.	2,900	5
* EndWave Corp.	2,100	5
* Qualstar Corp.	2,400	4
* Rainmaker Systems Inc.	2,180	3
* Cinedigm Digital Cinema Corp. Class A	1,600	3
* Parkervision Inc.	4,500	2
* Intellicheck Mobilisa Inc.	1,297	2
* Lantronix, Inc. Warrants Exp. 2/9/11	239	—
* ePresence, Inc. - Escrow	16,900	—
		1,157,787
Materials (2.6%)
Freeport-McMoRan Copper & Gold Inc.	205,208	24,643
EI du Pont de Nemours & Co.	395,470	19,726
Dow Chemical Co.	506,042	17,276
Monsanto Co.	235,757	16,418
Newmont Mining Corp.	214,760	13,193
Praxair Inc.	133,447	12,740

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
Air Products & Chemicals Inc.	92,697	8,431
Alcoa Inc.	445,476	6,856
PPG Industries Inc.	72,465	6,092
Nucor Corp.	137,646	6,032
Mosaic Co.	67,974	5,190
Ecolab Inc.	102,383	5,162
International Paper Co.	181,125	4,934
Cliffs Natural Resources Inc.	59,039	4,606
CF Industries Holdings Inc.	30,971	4,186
United States Steel Corp.	62,550	3,654
Sigma-Aldrich Corp.	52,893	3,521
Sherwin-Williams Co.	40,579	3,398
Lubrizol Corp.	29,543	3,158
Walter Energy Inc.	23,215	2,968
Celanese Corp. Class A	68,069	2,802
Eastman Chemical Co.	31,934	2,685
Ball Corp.	38,177	2,598
Vulcan Materials Co.	56,589	2,510
FMC Corp.	30,019	2,398
* Crown Holdings Inc.	70,673	2,359
Airgas Inc.	35,084	2,191
* Owens-Illinois Inc.	71,340	2,190
Allegheny Technologies Inc.	39,228	2,165
Albemarle Corp.	35,791	1,996
International Flavors & Fragrances Inc.	35,158	1,954
MeadWestvaco Corp.	74,473	1,948
Nalco Holding Co.	60,301	1,926
Martin Marietta Materials Inc.	19,835	1,830
Sealed Air Corp.	70,592	1,797
Ashland Inc.	33,052	1,681
Steel Dynamics Inc.	90,869	1,663
Bemis Co. Inc.	48,310	1,578
Reliance Steel & Aluminum Co.	30,741	1,571
Sonoco Products Co.	44,418	1,496
Valspar Corp.	41,177	1,420
Domtar Corp.	18,601	1,412
Aptargroup Inc.	29,341	1,396
Huntsman Corp.	85,440	1,334
Compass Minerals International Inc.	14,480	1,293
RPM International Inc.	58,102	1,284
* Hecla Mining Co.	112,488	1,267
* Solutia Inc.	54,019	1,247
Royal Gold Inc.	22,139	1,209
Packaging Corp. of America	45,700	1,181
Cytec Industries Inc.	21,337	1,132
* WR Grace & Co.	32,200	1,131
* Rockwood Holdings Inc.	28,378	1,110
* Coeur d'Alene Mines Corp.	39,280	1,073
Scotts Miracle-Gro Co. Class A	20,365	1,034
Cabot Corp.	27,013	1,017
Temple-Inland Inc.	45,124	958
* Allied Nevada Gold Corp.	35,400	931
Rock-Tenn Co. Class A	16,683	900
* Stillwater Mining Co.	40,295	860
Commercial Metals Co.	49,801	826
Sensient Technologies Corp.	22,417	823
AK Steel Holding Corp.	49,817	816
Silgan Holdings Inc.	22,158	793
Carpenter Technology Corp.	19,400	781
* Intrepid Potash Inc.	19,834	740
Olin Corp.	35,858	736
* Titanium Metals Corp.	41,001	704
Greif Inc. Class A	11,200	693
Schnitzer Steel Industries Inc.	10,300	684

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Market
			Value
		Shares	($000)
	NewMarket Corp.	5,320	656
*	Ferro Corp.	38,776	568
*	OM Group Inc.	14,189	546
	Eagle Materials Inc.	19,124	540
*	Louisiana-Pacific Corp.	56,456	534
*	PolyOne Corp.	42,670	533
	Schweitzer-Mauduit International Inc.	8,353	526
	Minerals Technologies Inc.	8,021	525
	Balchem Corp.	14,837	502
	Worthington Industries Inc.	26,800	493
	Texas Industries Inc.	10,600	485
	Globe Specialty Metals Inc.	27,824	476
	HB Fuller Co.	22,600	464
	Arch Chemicals Inc.	11,550	438
*	Clearwater Paper Corp.	5,225	409
*	Calgon Carbon Corp.	25,074	379
*	Georgia Gulf Corp.	15,304	368
*	RTI International Metals Inc.	13,639	368
	AMCOL International Corp.	11,700	363
	Buckeye Technologies Inc.	17,100	359
*	Century Aluminum Co.	22,900	356
*	Brush Engineered Materials Inc.	9,100	352
*	Horsehead Holding Corp.	26,057	340
	A Schulman Inc.	13,990	320
	Westlake Chemical Corp.	7,142	310
	PH Glatfelter Co.	24,200	297
*	US Gold Corp.	36,200	292
	Koppers Holdings Inc.	7,900	283
	Kaiser Aluminum Corp.	5,628	282
	Innophos Holdings Inc.	7,700	278
	Deltic Timber Corp.	4,500	254
*	Kraton Performance Polymers Inc.	7,800	241
	Zep Inc.	11,856	236
	Haynes International Inc.	5,495	230
*	Zoltek Cos. Inc.	19,134	221
	Stepan Co.	2,823	215
	Wausau Paper Corp.	23,926	206
*	Graphic Packaging Holding Co.	49,359	192
*	Omnova Solutions Inc.	22,741	190
*	General Moly Inc.	29,329	190
*	AM Castle & Co.	10,173	187
*	Innospec Inc.	8,800	180
*	STR Holdings Inc.	8,855	177
*	Spartech Corp.	18,106	169
*	KapStone Paper and Packaging Corp.	10,846	166
	Boise Inc.	18,777	149
	Neenah Paper Inc.	7,004	138
	Quaker Chemical Corp.	3,000	125
*	LSB Industries Inc.	4,778	116
	Olympic Steel Inc.	3,900	112
*	Senomyx Inc.	15,083	108
	Hawkins Inc.	2,200	98
*	Mercer International Inc.	12,482	97
	Myers Industries Inc.	9,661	94
*	US Energy Corp. Wyoming	14,923	91
*	TPC Group Inc.	2,985	91
*	Headwaters Inc.	17,200	79
*,^	Yongye International Inc.	9,059	76
*	Landec Corp.	12,600	75
*	Noranda Aluminum Holding Corp.	4,900	72
*	Capital Gold Corp.	13,900	70
*	Golden Minerals Co.	2,600	69
*	Flotek Industries Inc.	12,600	69
*	Puda Coal Inc.	4,700	67

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
American Vanguard Corp.	7,166	61
* Ampal American Israel Class A	24,444	56
* Graham Packaging Co. Inc.	3,500	46
* Gulf Resources Inc.	3,300	35
* Penford Corp.	5,215	32
* Universal Stainless & Alloy	1,000	31
* Verso Paper Corp.	8,400	29
* AEP Industries Inc.	1,000	26
* ShengdaTech Inc.	4,715	23
* China Green Agriculture Inc.	2,053	18
* Paramount Gold and Silver Corp.	3,300	13
* Nanophase Technologies Corp.	9,100	11
* Rock of Ages Corp.	1,410	7
* China Agritech Inc.	600	7
* United States Lime & Minerals Inc.	162	7
		262,201
Telecommunication Services (1.7%)
AT&T Inc.	2,578,138	75,746
Verizon Communications Inc.	1,233,342	44,129
* American Tower Corp. Class A	174,934	9,034
CenturyLink Inc.	131,428	6,068
* Crown Castle International Corp.	127,367	5,582
* Sprint Nextel Corp.	1,286,908	5,444
Qwest Communications International Inc.	682,909	5,197
Frontier Communications Corp.	432,564	4,209
* NII Holdings Inc.	74,118	3,310
Windstream Corp.	210,772	2,938
* SBA Communications Corp. Class A	47,800	1,957
* MetroPCS Communications Inc.	110,451	1,395
* tw telecom inc Class A	64,054	1,092
* Syniverse Holdings Inc.	31,331	966
Telephone & Data Systems Inc.	23,363	854
* Level 3 Communications Inc.	748,471	733
Telephone & Data Systems Inc. - Special Common Shares	17,799	561
* United States Cellular Corp.	9,149	457
* Leap Wireless International Inc.	28,924	355
AboveNet Inc.	5,760	337
* Clearwire Corp. Class A	64,296	331
* Cincinnati Bell Inc.	107,540	301
NTELOS Holdings Corp.	15,531	296
* General Communication Inc. Class A	19,946	252
* Cogent Communications Group Inc.	17,360	245
Shenandoah Telecommunications Co.	11,140	209
Atlantic Tele-Network Inc.	5,185	199
* PAETEC Holding Corp.	53,124	199
IDT Corp. Class B	7,600	195
Alaska Communications Systems Group Inc.	17,100	190
* Premiere Global Services Inc.	27,209	185
Consolidated Communications Holdings Inc.	9,436	182
* Neutral Tandem Inc.	10,900	157
USA Mobility Inc.	8,600	153
* Cbeyond Inc.	9,473	145
* Global Crossing Ltd.	10,900	141
* Vonage Holdings Corp.	57,100	128
* Hughes Communications Inc.	2,693	109
HickoryTech Corp.	10,322	99
* Iridium Communications Inc.	11,600	96
* ICO Global Communications Holdings Ltd.	55,650	83
* SureWest Communications	6,700	72
* 8x8 Inc.	27,550	65
* Arbinet Corp.	5,275	44
* FiberTower Corp.	9,204	41
* Globalstar Inc.	24,500	35

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

		Market
		Value
	Shares	($000)
IDT Corp.	266	7
		174,523
Utilities (2.1%)
Southern Co.	362,366	13,853
Exelon Corp.	288,373	12,008
Dominion Resources Inc.	257,046	10,981
Duke Energy Corp.	575,353	10,247
NextEra Energy Inc.	172,362	8,961
PG&E Corp.	170,457	8,155
American Electric Power Co. Inc.	209,151	7,525
Public Service Enterprise Group Inc.	220,710	7,021
Consolidated Edison Inc.	123,275	6,111
Entergy Corp.	81,414	5,767
PPL Corp.	211,864	5,576
Progress Energy Inc.	127,615	5,549
Sempra Energy	103,395	5,426
Edison International	135,810	5,242
FirstEnergy Corp.	133,756	4,952
Xcel Energy Inc.	201,752	4,751
* AES Corp.	294,417	3,586
DTE Energy Co.	73,642	3,337
Wisconsin Energy Corp.	50,938	2,998
Ameren Corp.	105,571	2,976
CenterPoint Energy Inc.	175,674	2,762
Constellation Energy Group Inc.	84,854	2,599
Oneok Inc.	44,694	2,479
Northeast Utilities	76,795	2,448
NiSource Inc.	122,779	2,163
* NRG Energy Inc.	110,402	2,157
SCANA Corp.	52,199	2,119
* Calpine Corp.	157,513	2,101
National Fuel Gas Co.	30,843	2,024
Pinnacle West Capital Corp.	47,977	1,989
American Water Works Co. Inc.	77,360	1,956
OGE Energy Corp.	42,481	1,935
NSTAR	45,398	1,915
CMS Energy Corp.	100,352	1,867
Pepco Holdings Inc.	98,864	1,804
Alliant Energy Corp.	49,038	1,803
Allegheny Energy Inc.	73,960	1,793
Integrys Energy Group Inc.	34,071	1,653
TECO Energy Inc.	88,874	1,582
MDU Resources Group Inc.	77,922	1,579
UGI Corp.	48,300	1,525
Energen Corp.	30,462	1,470
NV Energy Inc.	103,869	1,459
Aqua America Inc.	60,699	1,365
ITC Holdings Corp.	21,863	1,355
Questar Corp.	77,408	1,348
DPL Inc.	51,827	1,332
Westar Energy Inc.	52,514	1,321
* GenOn Energy Inc.	334,225	1,273
AGL Resources Inc.	34,479	1,236
Atmos Energy Corp.	39,536	1,234
Great Plains Energy Inc.	59,065	1,145
Nicor Inc.	20,144	1,006
Hawaiian Electric Industries Inc.	42,069	959
Piedmont Natural Gas Co. Inc.	32,100	898
Vectren Corp.	34,184	868
Cleco Corp.	27,591	849
IDACORP Inc.	21,750	804
WGL Holdings Inc.	22,324	799
New Jersey Resources Corp.	17,901	772
Southwest Gas Corp.	20,027	734

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

				Market
				Value
			Shares	($000)
Portland General Electric Co.			33,300	723
South Jersey Industries Inc.			13,200	697
UIL Holdings Corp.			21,433	642
Unisource Energy Corp.			15,900	570
Avista Corp.			25,186	567
* El Paso Electric Co.			20,121	554
Northwest Natural Gas Co.			11,850	551
Allete Inc.			14,575	543
PNM Resources Inc.			39,923	520
Black Hills Corp.			16,430	493
NorthWestern Corp.			16,783	484
MGE Energy Inc.			10,795	462
Empire District Electric Co.			16,900	375
CH Energy Group Inc.			7,600	372
Laclede Group Inc.			10,100	369
Otter Tail Corp.			16,268	367
California Water Service Group			9,613	358
American States Water Co.			9,057	312
Ormat Technologies Inc.			9,113	270
* Dynegy Inc. Class A			46,560	262
SJW Corp.			6,500	172
Connecticut Water Service Inc.			5,347	149
Middlesex Water Co.			7,966	146
Chesapeake Utilities Corp.			2,475	103
Central Vermont Public Service Corp.			4,130	90
York Water Co.			4,641	80
* Cadiz Inc.			5,495	68
Unitil Corp.			2,700	61
Consolidated Water Co. Ltd.			3,754	34
Artesian Resources Corp. Class A			500	9
* Synthesis Energy Systems Inc.			4,797	6
RGC Resources Inc.			99	3
* China Natural Gas Inc.			331	2
				209,916
Total Common Stocks (Cost $4,268,435)				6,198,220

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (27.9%)
U.S. Government Securities (14.5%)
United States Treasury Note/Bond	4.250%	1/15/11	125	125
United States Treasury Note/Bond	0.875%	4/30/11	625	626
United States Treasury Note/Bond	0.875%	5/31/11	225	226
United States Treasury Note/Bond	4.875%	5/31/11	400	408
United States Treasury Note/Bond	1.125%	6/30/11	2,450	2,461
United States Treasury Note/Bond	4.875%	7/31/11	2,350	2,413
United States Treasury Note/Bond	4.625%	8/31/11	2,425	2,494
United States Treasury Note/Bond	1.000%	9/30/11	750	754
United States Treasury Note/Bond	4.500%	9/30/11	1,725	1,779
United States Treasury Note/Bond	1.000%	10/31/11	2,225	2,238
United States Treasury Note/Bond	1.750%	11/15/11	6,850	6,935
United States Treasury Note/Bond	0.750%	11/30/11	18,175	18,246
United States Treasury Note/Bond	4.500%	11/30/11	500	519
United States Treasury Note/Bond	4.625%	12/31/11	225	235
United States Treasury Note/Bond	0.875%	1/31/12	100	101
United States Treasury Note/Bond	4.750%	1/31/12	825	864
United States Treasury Note/Bond	1.375%	2/15/12	10,125	10,237
United States Treasury Note/Bond	0.875%	2/29/12	29,650	29,817
United States Treasury Note/Bond	4.625%	2/29/12	500	525
United States Treasury Note/Bond	1.000%	3/31/12	11,325	11,412
United States Treasury Note/Bond	4.500%	3/31/12	800	841

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.375%	4/15/12	16,175	16,380
United States Treasury Note/Bond	1.000%	4/30/12	1,350	1,361
United States Treasury Note/Bond	4.500%	4/30/12	1,200	1,266
United States Treasury Note/Bond	1.375%	5/15/12	18,075	18,315
United States Treasury Note/Bond	0.750%	5/31/12	37,300	37,475
United States Treasury Note/Bond	4.750%	5/31/12	100	106
United States Treasury Note/Bond	1.875%	6/15/12	10,225	10,441
United States Treasury Note/Bond	0.625%	6/30/12	450	451
United States Treasury Note/Bond	4.875%	6/30/12	475	506
United States Treasury Note/Bond	0.625%	7/31/12	25,775	25,839
United States Treasury Note/Bond	1.750%	8/15/12	1,865	1,903
United States Treasury Note/Bond	1.375%	9/15/12	11,850	12,020
United States Treasury Note/Bond	0.375%	9/30/12	18,020	17,978
United States Treasury Note/Bond	4.250%	9/30/12	425	453
United States Treasury Note/Bond	1.375%	10/15/12	25	25
United States Treasury Note/Bond	1.375%	11/15/12	21,895	22,220
United States Treasury Note/Bond	4.000%	11/15/12	725	772
United States Treasury Note/Bond	1.125%	12/15/12	14,600	14,748
United States Treasury Note/Bond	1.375%	1/15/13	56,710	57,578
United States Treasury Note/Bond	1.375%	2/15/13	10,200	10,355
United States Treasury Note/Bond	2.750%	2/28/13	1,200	1,254
United States Treasury Note/Bond	1.375%	3/15/13	11,725	11,895
United States Treasury Note/Bond	1.750%	4/15/13	27,325	27,948
United States Treasury Note/Bond	1.375%	5/15/13	47,675	48,361
United States Treasury Note/Bond	3.500%	5/31/13	2,900	3,092
United States Treasury Note/Bond	1.125%	6/15/13	7,925	7,991
United States Treasury Note/Bond	3.375%	6/30/13	475	506
United States Treasury Note/Bond	1.000%	7/15/13	250	251
United States Treasury Note/Bond	0.750%	8/15/13	28,250	28,197
United States Treasury Note/Bond	4.250%	8/15/13	8,050	8,764
United States Treasury Note/Bond	3.125%	8/31/13	300	318
United States Treasury Note/Bond	0.750%	9/15/13	780	777
United States Treasury Note/Bond	3.125%	9/30/13	4,585	4,864
United States Treasury Note/Bond	0.500%	10/15/13	13,755	13,600
United States Treasury Note/Bond	2.750%	10/31/13	8,183	8,601
United States Treasury Note/Bond	4.250%	11/15/13	1,735	1,898
United States Treasury Note/Bond	2.000%	11/30/13	1,675	1,724
United States Treasury Note/Bond	0.750%	12/15/13	90	89
United States Treasury Note/Bond	1.500%	12/31/13	700	710
United States Treasury Note/Bond	1.750%	1/31/14	6,000	6,127
United States Treasury Note/Bond	4.000%	2/15/14	5	5
United States Treasury Note/Bond	1.875%	2/28/14	10,500	10,754
United States Treasury Note/Bond	1.750%	3/31/14	17,475	17,816
United States Treasury Note/Bond	1.875%	4/30/14	11,150	11,403
United States Treasury Note/Bond	4.750%	5/15/14	850	949
United States Treasury Note/Bond	2.250%	5/31/14	400	414
United States Treasury Note/Bond	2.625%	6/30/14	7,900	8,267
United States Treasury Note/Bond	2.625%	7/31/14	6,900	7,216
United States Treasury Note/Bond	4.250%	8/15/14	38,900	42,912
United States Treasury Note/Bond	2.375%	8/31/14	1,250	1,295
United States Treasury Note/Bond	2.375%	9/30/14	5,350	5,541
United States Treasury Note/Bond	2.375%	10/31/14	7,855	8,130
United States Treasury Note/Bond	2.125%	11/30/14	32,500	33,297
United States Treasury Note/Bond	2.625%	12/31/14	1,835	1,913
United States Treasury Note/Bond	4.000%	2/15/15	2,150	2,355
United States Treasury Note/Bond	11.250%	2/15/15	5,475	7,586
United States Treasury Note/Bond	2.375%	2/28/15	19,275	19,865
United States Treasury Note/Bond	2.500%	3/31/15	25	26
United States Treasury Note/Bond	4.125%	5/15/15	1,900	2,092
United States Treasury Note/Bond	2.125%	5/31/15	300	305
United States Treasury Note/Bond	1.875%	6/30/15	1,775	1,782
United States Treasury Note/Bond	4.250%	8/15/15	825	914
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,691
United States Treasury Note/Bond	1.250%	9/30/15	10	10

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.250%	10/31/15	6,875	6,655
United States Treasury Note/Bond	4.500%	11/15/15	300	336
United States Treasury Note/Bond	9.875%	11/15/15	400	549
United States Treasury Note/Bond	1.375%	11/30/15	150	146
United States Treasury Note/Bond	2.625%	2/29/16	30,550	31,357
United States Treasury Note/Bond	2.375%	3/31/16	7,875	7,975
United States Treasury Note/Bond	5.125%	5/15/16	24,375	28,081
United States Treasury Note/Bond	7.250%	5/15/16	9,065	11,430
United States Treasury Note/Bond	3.250%	5/31/16	19,950	21,047
United States Treasury Note/Bond	3.250%	6/30/16	2,750	2,900
United States Treasury Note/Bond	3.000%	8/31/16	40,175	41,700
United States Treasury Note/Bond	3.000%	9/30/16	15,850	16,437
United States Treasury Note/Bond	3.125%	10/31/16	4,075	4,251
United States Treasury Note/Bond	7.500%	11/15/16	4,725	6,074
United States Treasury Note/Bond	2.750%	11/30/16	39,922	40,764
United States Treasury Note/Bond	3.250%	12/31/16	18,900	19,804
United States Treasury Note/Bond	3.125%	1/31/17	20,620	21,432
United States Treasury Note/Bond	4.625%	2/15/17	200	225
United States Treasury Note/Bond	3.000%	2/28/17	2,225	2,295
United States Treasury Note/Bond	3.250%	3/31/17	20,150	21,057
United States Treasury Note/Bond	3.125%	4/30/17	14,000	14,510
United States Treasury Note/Bond	4.500%	5/15/17	23,500	26,298
United States Treasury Note/Bond	8.750%	5/15/17	16,050	22,046
United States Treasury Note/Bond	2.500%	6/30/17	21,800	21,718
United States Treasury Note/Bond	2.375%	7/31/17	16,600	16,390
United States Treasury Note/Bond	4.750%	8/15/17	2,500	2,835
United States Treasury Note/Bond	8.875%	8/15/17	7,000	9,725
United States Treasury Note/Bond	1.875%	9/30/17	50	48
United States Treasury Note/Bond	4.250%	11/15/17	575	633
United States Treasury Note/Bond	3.500%	2/15/18	750	789
United States Treasury Note/Bond	4.000%	8/15/18	19,250	20,871
United States Treasury Note/Bond	3.750%	11/15/18	1,380	1,469
United States Treasury Note/Bond	2.750%	2/15/19	800	790
United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,263
United States Treasury Note/Bond	3.125%	5/15/19	6,100	6,170
United States Treasury Note/Bond	3.625%	8/15/19	35,800	37,434
United States Treasury Note/Bond	3.375%	11/15/19	23,997	24,518
United States Treasury Note/Bond	3.625%	2/15/20	5,770	5,994
United States Treasury Note/Bond	3.500%	5/15/20	4,510	4,625
United States Treasury Note/Bond	2.625%	8/15/20	25,285	24,001
United States Treasury Note/Bond	8.750%	8/15/20	8,150	11,918
United States Treasury Note/Bond	2.625%	11/15/20	12,490	11,797
United States Treasury Note/Bond	7.875%	2/15/21	19,400	27,090
United States Treasury Note/Bond	8.125%	5/15/21	490	696
United States Treasury Note/Bond	8.125%	8/15/21	4,200	5,987
United States Treasury Note/Bond	8.000%	11/15/21	770	1,090
United States Treasury Note/Bond	7.125%	2/15/23	5,600	7,526
United States Treasury Note/Bond	6.250%	8/15/23	25,850	32,506
United States Treasury Note/Bond	6.875%	8/15/25	8,175	10,930
United States Treasury Note/Bond	6.000%	2/15/26	550	680
United States Treasury Note/Bond	6.750%	8/15/26	320	425
United States Treasury Note/Bond	6.125%	11/15/27	550	691
United States Treasury Note/Bond	5.500%	8/15/28	5,810	6,846
United States Treasury Note/Bond	5.250%	11/15/28	75	86
United States Treasury Note/Bond	5.250%	2/15/29	550	631
United States Treasury Note/Bond	6.125%	8/15/29	4,170	5,275
United States Treasury Note/Bond	6.250%	5/15/30	6,530	8,394
United States Treasury Note/Bond	4.500%	2/15/36	2,720	2,816
United States Treasury Note/Bond	4.750%	2/15/37	3,275	3,521
United States Treasury Note/Bond	5.000%	5/15/37	2,325	2,595
United States Treasury Note/Bond	4.375%	2/15/38	13,110	13,255
United States Treasury Note/Bond	3.500%	2/15/39	3,025	2,609
United States Treasury Note/Bond	4.250%	5/15/39	8,350	8,233
United States Treasury Note/Bond	4.500%	8/15/39	25,549	26,263

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	4.375%	11/15/39	17,511	17,615
United States Treasury Note/Bond	4.625%	2/15/40	16,860	17,671
United States Treasury Note/Bond	4.375%	5/15/40	12,880	12,946
United States Treasury Note/Bond	3.875%	8/15/40	9,750	8,988
				1,487,675
Agency Bonds and Notes (2.7%)
3 Ally Financial Inc.	1.750%	10/30/12	700	712
3 Ally Financial Inc.	2.200%	12/19/12	850	874
3 American Express Bank FSB	3.150%	12/9/11	850	872
3 Bank of America Corp.	2.100%	4/30/12	2,650	2,705
3 Bank of America Corp.	3.125%	6/15/12	1,375	1,425
3 Bank of America Corp.	2.375%	6/22/12	225	231
3 Bank of the West	2.150%	3/27/12	575	587
3 Citibank NA	1.625%	3/30/11	225	226
3 Citibank NA	1.875%	5/7/12	1,475	1,500
3 Citibank NA	1.750%	12/28/12	1,100	1,122
3 Citigroup Funding Inc.	2.000%	3/30/12	225	229
3 Citigroup Funding Inc.	2.125%	7/12/12	600	613
3 Citigroup Funding Inc.	1.875%	10/22/12	931	951
3 Citigroup Funding Inc.	2.250%	12/10/12	250	257
3 Citigroup Inc.	2.875%	12/9/11	325	333
3 Citigroup Inc.	2.125%	4/30/12	2,400	2,450
Egypt Government AID Bonds	4.450%	9/15/15	1,400	1,535
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	125	124
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	125	124
2 Federal Farm Credit Bank	2.125%	6/18/12	750	767
2 Federal Farm Credit Bank	4.500%	10/17/12	700	748
2 Federal Farm Credit Bank	1.875%	12/7/12	475	485
2 Federal Farm Credit Bank	1.750%	2/21/13	450	459
2 Federal Farm Credit Bank	1.375%	6/25/13	390	394
2 Federal Farm Credit Bank	2.625%	4/17/14	1,000	1,040
2 Federal Farm Credit Bank	3.000%	9/22/14	600	631
2 Federal Farm Credit Bank	1.500%	11/16/15	350	338
2 Federal Farm Credit Bank	5.125%	8/25/16	925	1,049
2 Federal Farm Credit Bank	4.875%	1/17/17	850	953
2 Federal Home Loan Bank of Chicago	5.625%	6/13/16	300	320
2 Federal Home Loan Banks	2.250%	4/13/12	8,000	8,182
2 Federal Home Loan Banks	1.125%	5/18/12	5,900	5,950
2 Federal Home Loan Banks	1.375%	6/8/12	3,950	3,995
2 Federal Home Loan Banks	1.875%	6/20/12	800	815
2 Federal Home Loan Banks	0.875%	8/22/12	200	201
2 Federal Home Loan Banks	1.750%	8/22/12	325	331
2 Federal Home Loan Banks	1.625%	9/26/12	2,500	2,542
2 Federal Home Loan Banks	1.500%	1/16/13	600	609
2 Federal Home Loan Banks	3.375%	2/27/13	850	897
2 Federal Home Loan Banks	1.625%	3/20/13	400	407
2 Federal Home Loan Banks	5.375%	6/14/13	250	277
2 Federal Home Loan Banks	1.875%	6/21/13	2,855	2,921
2 Federal Home Loan Banks	5.125%	8/14/13	1,115	1,234
2 Federal Home Loan Banks	4.000%	9/6/13	2,925	3,155
2 Federal Home Loan Banks	5.250%	9/13/13	1,800	1,995
2 Federal Home Loan Banks	4.500%	9/16/13	3,075	3,357
2 Federal Home Loan Banks	3.625%	10/18/13	4,200	4,491
2 Federal Home Loan Banks	3.125%	12/13/13	2,250	2,375
2 Federal Home Loan Banks	0.875%	12/27/13	8,000	7,934
2 Federal Home Loan Banks	2.500%	6/13/14	200	207
2 Federal Home Loan Banks	5.500%	8/13/14	400	456
2 Federal Home Loan Banks	4.500%	11/14/14	200	222
2 Federal Home Loan Banks	2.750%	12/12/14	125	130
2 Federal Home Loan Banks	5.125%	10/19/16	1,225	1,391
2 Federal Home Loan Banks	4.750%	12/16/16	875	980
2 Federal Home Loan Banks	4.875%	5/17/17	900	1,013
2 Federal Home Loan Banks	5.000%	11/17/17	350	397
2 Federal Home Loan Banks	5.375%	8/15/18	225	258

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Home Loan Banks	4.125%	3/13/20	450	469
2	Federal Home Loan Banks	5.250%	12/11/20	1,000	1,130
2	Federal Home Loan Banks	5.625%	6/11/21	1,100	1,273
2	Federal Home Loan Banks	5.500%	7/15/36	250	275
2	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	1,525	1,556
2	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	1,700	1,730
2	Federal Home Loan Mortgage Corp.	5.125%	7/15/12	900	962
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	8,000	8,635
2	Federal Home Loan Mortgage Corp.	1.000%	8/28/12	250	251
2	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	500	513
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	5,425	5,809
2	Federal Home Loan Mortgage Corp.	0.375%	11/30/12	900	895
2	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	1,325	1,413
2	Federal Home Loan Mortgage Corp.	0.625%	12/28/12	2,025	2,022
2	Federal Home Loan Mortgage Corp.	0.750%	12/28/12	1,000	1,001
2	Federal Home Loan Mortgage Corp.	1.375%	1/9/13	2,825	2,861
2	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	2,585	2,764
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	10,325	11,235
2	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	1,875	2,028
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	2,600	2,853
2	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	1,250	1,296
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	1,600	1,793
2	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,275	2,394
2	Federal Home Loan Mortgage Corp.	4.375%	7/17/15	4,000	4,401
2	Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	983
2	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	650	725
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,419
2	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,100	1,270
2	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	300	340
2	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,506
2	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	300	341
2	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,500	1,676
2	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	3,225	3,341
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,082
2	Federal National Mortgage Assn.	2.000%	1/9/12	8,000	8,134
2	Federal National Mortgage Assn.	6.125%	3/15/12	1,450	1,549
2	Federal National Mortgage Assn.	1.000%	4/4/12	1,500	1,510
2	Federal National Mortgage Assn.	1.875%	4/20/12	6,100	6,210
2	Federal National Mortgage Assn.	4.875%	5/18/12	2,225	2,357
2	Federal National Mortgage Assn.	1.250%	6/22/12	130	131
2	Federal National Mortgage Assn.	1.125%	7/30/12	300	302
2	Federal National Mortgage Assn.	1.750%	8/10/12	14,000	14,256
2	Federal National Mortgage Assn.	4.375%	9/15/12	1,750	1,860
2	Federal National Mortgage Assn.	0.375%	12/28/12	1,100	1,093
2	Federal National Mortgage Assn.	3.625%	2/12/13	3,550	3,761
2	Federal National Mortgage Assn.	4.750%	2/21/13	1,275	1,380
2	Federal National Mortgage Assn.	4.625%	5/1/13	700	754
2	Federal National Mortgage Assn.	1.750%	5/7/13	650	663
2,4	Federal National Mortgage Assn.	2.000%	5/24/13	1,000	1,002
2	Federal National Mortgage Assn.	1.250%	8/20/13	500	503
2	Federal National Mortgage Assn.	0.750%	12/18/13	1,400	1,383
2	Federal National Mortgage Assn.	5.125%	1/2/14	975	1,070
2	Federal National Mortgage Assn.	2.750%	2/5/14	1,100	1,150
2	Federal National Mortgage Assn.	2.750%	3/13/14	1,125	1,176
2	Federal National Mortgage Assn.	4.125%	4/15/14	3,700	4,028
2	Federal National Mortgage Assn.	2.500%	5/15/14	3,575	3,705
2	Federal National Mortgage Assn.	3.000%	9/16/14	800	841
2	Federal National Mortgage Assn.	4.625%	10/15/14	2,925	3,245
2	Federal National Mortgage Assn.	2.625%	11/20/14	800	829
2	Federal National Mortgage Assn.	2.375%	7/28/15	1,000	1,014
2	Federal National Mortgage Assn.	1.625%	10/26/15	9,000	8,772
2	Federal National Mortgage Assn.	5.375%	7/15/16	3,000	3,441
2	Federal National Mortgage Assn.	5.250%	9/15/16	4,825	5,503
2	Federal National Mortgage Assn.	4.875%	12/15/16	1,125	1,260

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,228
2	Federal National Mortgage Assn.	7.125%	1/15/30	1,000	1,328
2	Federal National Mortgage Assn.	7.250%	5/15/30	1,700	2,277
2	Federal National Mortgage Assn.	6.625%	11/15/30	915	1,155
2	Federal National Mortgage Assn.	5.625%	7/15/37	2,035	2,280
	Financing Corp. Fico	9.800%	4/6/18	500	712
	Financing Corp. Fico	9.650%	11/2/18	475	681
3	General Electric Capital Corp.	3.000%	12/9/11	2,325	2,381
3	General Electric Capital Corp.	2.250%	3/12/12	2,225	2,272
3	General Electric Capital Corp.	2.200%	6/8/12	1,775	1,815
3	General Electric Capital Corp.	2.125%	12/21/12	825	847
3	General Electric Capital Corp.	2.625%	12/28/12	675	700
3	Goldman Sachs Group Inc.	1.700%	3/15/11	125	125
3	Goldman Sachs Group Inc.	2.150%	3/15/12	375	383
3	Goldman Sachs Group Inc.	3.250%	6/15/12	1,350	1,402
3	HSBC USA Inc.	3.125%	12/16/11	750	769
	Israel Government AID Bond	5.500%	9/18/23	500	573
	Israel Government AID Bond	5.500%	12/4/23	375	430
	Israel Government AID Bond	5.500%	4/26/24	925	1,062
3	JPMorgan Chase & Co.	1.650%	2/23/11	900	902
3	JPMorgan Chase & Co.	3.125%	12/1/11	1,025	1,050
3	JPMorgan Chase & Co.	2.200%	6/15/12	1,000	1,023
3	JPMorgan Chase & Co.	2.125%	6/22/12	700	715
3	JPMorgan Chase & Co.	2.125%	12/26/12	1,400	1,440
3	Morgan Stanley	3.250%	12/1/11	1,475	1,514
3	Morgan Stanley	1.950%	6/20/12	1,375	1,402
3	PNC Funding Corp.	2.300%	6/22/12	875	896
	Private Export Funding Corp.	3.050%	10/15/14	150	157
	Private Export Funding Corp.	2.250%	12/15/17	200	189
	Private Export Funding Corp.	4.375%	3/15/19	350	374
	Private Export Funding Corp.	4.300%	12/15/21	125	129
3	Regions Bank	3.250%	12/9/11	1,000	1,027
3	Sovereign Bank	2.750%	1/17/12	350	358
2	Tennessee Valley Authority	4.500%	4/1/18	450	489
2	Tennessee Valley Authority	6.750%	11/1/25	100	129
2	Tennessee Valley Authority	7.125%	5/1/30	1,500	1,966
2	Tennessee Valley Authority	4.650%	6/15/35	500	492
2	Tennessee Valley Authority	5.500%	6/15/38	225	245
2	Tennessee Valley Authority	5.250%	9/15/39	425	449
2	Tennessee Valley Authority	5.375%	4/1/56	375	401
2	Tennessee Valley Authority	4.625%	9/15/60	175	163
5	US Central Federal Credit Union	1.900%	10/19/12	475	485
3	Wells Fargo & Co.	3.000%	12/9/11	1,625	1,664
3	Wells Fargo & Co.	2.125%	6/15/12	425	434
5	Western Corporate Federal Credit Union	1.750%	11/2/12	250	254
					279,667
Conventional Mortgage-Backed Securities (10.3%)
2,4	Fannie Mae Pool	3.500%	1/1/26–12/1/40	14,375	14,337
2,4	Fannie Mae Pool	4.000%	3/1/11–1/1/41	60,586	61,441
2,4	Fannie Mae Pool	4.500%	7/1/11–1/1/41	74,815	77,775
2,4	Fannie Mae Pool	5.000%	1/1/12–1/1/41	99,744	105,642
2,4	Fannie Mae Pool	5.500%	11/1/16–1/1/41	97,185	104,725
2,4	Fannie Mae Pool	6.000%	3/1/11–1/1/41	69,154	75,655
2,4	Fannie Mae Pool	6.500%	3/1/11–1/1/39	21,884	24,538
2,4	Fannie Mae Pool	7.000%	3/1/11–11/1/37	5,769	6,545
2,4	Fannie Mae Pool	7.500%	1/1/11–12/1/32	930	1,053
2,4	Fannie Mae Pool	8.000%	11/1/11–11/1/30	139	159
2,4	Fannie Mae Pool	8.500%	11/1/18–9/1/30	106	122
2,4	Fannie Mae Pool	9.000%	1/1/21–8/1/26	35	41
2,4	Fannie Mae Pool	9.500%	5/1/16–2/1/25	8	9
2,4	Fannie Mae Pool	10.000%	1/1/20–8/1/21	1	1
2,4	Fannie Mae Pool	10.500%	8/1/20	1	1
2,4	Freddie Mac Gold Pool	3.500%	1/1/26	3,750	3,772
2,4	Freddie Mac Gold Pool	4.000%	2/1/12–1/1/41	39,942	40,576

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,4	Freddie Mac Gold Pool	4.500%	1/1/11–1/1/41	57,594	59,734
2,4	Freddie Mac Gold Pool	5.000%	10/1/11–1/1/41	68,856	72,728
2,4	Freddie Mac Gold Pool	5.500%	1/1/14–1/1/41	75,295	80,766
2,4	Freddie Mac Gold Pool	6.000%	3/1/11–11/1/39	49,971	54,478
2,4	Freddie Mac Gold Pool	6.500%	2/1/11–1/1/39	14,006	15,625
2,4	Freddie Mac Gold Pool	7.000%	1/1/11–2/1/37	3,088	3,475
2,4	Freddie Mac Gold Pool	7.500%	1/1/11–1/1/32	415	471
2,4	Freddie Mac Gold Pool	8.000%	6/1/12–10/1/31	455	511
2,4	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	63	71
2,4	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	43	49
2,4	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	6	9
2,4	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	8	9
2,4	Freddie Mac Non Gold Pool	8.500%	12/1/16	1	1
2,4	Freddie Mac Non Gold Pool	9.500%	9/1/19	—	—
4	Ginnie Mae I Pool	4.000%	8/15/39–1/1/41	13,912	14,008
4	Ginnie Mae I Pool	4.500%	8/15/18–1/1/41	40,303	41,878
4	Ginnie Mae I Pool	5.000%	1/15/18–1/1/41	38,936	41,467
4	Ginnie Mae I Pool	5.500%	3/15/15–8/1/40	24,064	26,187
4	Ginnie Mae I Pool	6.000%	12/15/13–6/15/40	12,700	14,080
4	Ginnie Mae I Pool	6.500%	6/15/11–8/15/34	3,155	3,615
4	Ginnie Mae I Pool	7.000%	11/15/11–8/15/32	1,960	2,235
4	Ginnie Mae I Pool	7.500%	12/15/11–3/15/32	542	619
4	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	366	418
4	Ginnie Mae I Pool	8.500%	3/15/17–7/15/30	42	49
4	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	65	72
4	Ginnie Mae I Pool	9.500%	10/15/19–1/15/25	5	5
4	Ginnie Mae I Pool	10.000%	3/15/19	1	1
4	Ginnie Mae II Pool	4.000%	12/20/40	4,975	5,024
4	Ginnie Mae II Pool	4.500%	11/20/35–1/1/41	31,696	32,946
4	Ginnie Mae II Pool	5.000%	1/20/35–1/1/41	31,353	33,408
4	Ginnie Mae II Pool	5.500%	4/20/36–1/1/41	11,661	12,648
4	Ginnie Mae II Pool	6.000%	3/20/33–10/20/38	11,243	12,409
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/37	3,505	3,968
4	Ginnie Mae II Pool	7.000%	4/20/38	87	99
					1,049,455
Nonconventional Mortgage-Backed Securities (0.4%)
2,4	Fannie Mae Pool	2.289%	8/1/35	590	613
2,4	Fannie Mae Pool	2.330%	11/1/35	137	145
2,4	Fannie Mae Pool	2.439%	10/1/34	344	353
2,4	Fannie Mae Pool	2.456%	11/1/34	250	255
2,4	Fannie Mae Pool	2.581%	10/1/40	720	733
2,4	Fannie Mae Pool	2.642%	9/1/34	141	148
2,4	Fannie Mae Pool	2.684%	1/1/35	485	507
2,4	Fannie Mae Pool	2.685%	11/1/33	147	156
2,4	Fannie Mae Pool	2.993%	12/1/35	497	523
2,4	Fannie Mae Pool	3.064%	9/1/35	341	353
2,4	Fannie Mae Pool	3.101%	12/1/40	574	593
2,4	Fannie Mae Pool	3.199%	8/1/40	497	514
2,4	Fannie Mae Pool	3.201%	12/1/40	475	492
2,4	Fannie Mae Pool	3.224%	9/1/40	512	531
2,4	Fannie Mae Pool	3.256%	10/1/40	884	917
2,4	Fannie Mae Pool	3.298%	1/1/40	997	1,034
2,4	Fannie Mae Pool	3.403%	5/1/40	422	439
2,4	Fannie Mae Pool	3.527%	3/1/40	1,617	1,686
2,4	Fannie Mae Pool	3.629%	8/1/35	451	463
2,4	Fannie Mae Pool	4.147%	5/1/34	116	120
2,4	Fannie Mae Pool	4.319%	12/1/35	869	917
2,4	Fannie Mae Pool	4.511%	2/1/36	286	294
2,4	Fannie Mae Pool	4.542%	11/1/34	825	868
2,4	Fannie Mae Pool	4.624%	8/1/35	621	651
2,4	Fannie Mae Pool	4.648%	9/1/34	283	301
2,4	Fannie Mae Pool	4.803%	6/1/34	347	366
2,4	Fannie Mae Pool	5.032%	12/1/33	212	224
2,4	Fannie Mae Pool	5.099%	3/1/37	557	587

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,4	Fannie Mae Pool	5.466%	1/1/37	501	527
2,4	Fannie Mae Pool	5.566%	1/1/36	190	199
2,4	Fannie Mae Pool	5.626%	7/1/36	138	146
2,4	Fannie Mae Pool	5.643%	2/1/37	442	470
2,4	Fannie Mae Pool	5.644%	3/1/37	493	521
2,4	Fannie Mae Pool	5.650%	3/1/37	398	420
2,4	Fannie Mae Pool	5.723%	4/1/37	178	188
2,4	Fannie Mae Pool	5.735%	4/1/37	689	735
2,4	Fannie Mae Pool	5.757%	4/1/36	292	302
2,4	Fannie Mae Pool	5.789%	11/1/36	1,076	1,149
2,4	Fannie Mae Pool	5.828%	9/1/36	545	578
2,4	Fannie Mae Pool	5.882%	8/1/37	408	425
2,4	Fannie Mae Pool	5.921%	6/1/36	91	97
2,4	Fannie Mae Pool	6.308%	9/1/37	400	427
2,4	Freddie Mac Non Gold Pool	2.490%	12/1/34	540	563
2,4	Freddie Mac Non Gold Pool	2.592%	12/1/34	268	282
2,4	Freddie Mac Non Gold Pool	2.643%	9/1/34	312	328
2,4	Freddie Mac Non Gold Pool	2.658%	12/1/40	875	892
2,4	Freddie Mac Non Gold Pool	2.789%	11/1/40	720	738
2,4	Freddie Mac Non Gold Pool	2.938%	1/1/35	33	34
2,4	Freddie Mac Non Gold Pool	3.153%	11/1/40	550	569
2,4	Freddie Mac Non Gold Pool	3.309%	6/1/40	839	870
2,4	Freddie Mac Non Gold Pool	3.339%	4/1/40	540	561
2,4	Freddie Mac Non Gold Pool	3.376%	5/1/40	422	438
2,4	Freddie Mac Non Gold Pool	3.430%	5/1/40	394	410
2,4	Freddie Mac Non Gold Pool	3.482%	3/1/36	505	529
2,4	Freddie Mac Non Gold Pool	3.555%	6/1/40	399	417
2,4	Freddie Mac Non Gold Pool	3.599%	6/1/40	685	709
2,4	Freddie Mac Non Gold Pool	3.623%	1/1/40	551	575
2,4	Freddie Mac Non Gold Pool	4.111%	1/1/37	372	390
2,4	Freddie Mac Non Gold Pool	4.594%	7/1/35	433	454
2,4	Freddie Mac Non Gold Pool	4.602%	11/1/34	230	245
2,4	Freddie Mac Non Gold Pool	5.028%	5/1/35	694	731
2,4	Freddie Mac Non Gold Pool	5.311%	3/1/36	299	309
2,4	Freddie Mac Non Gold Pool	5.339%	12/1/35	421	446
2,4	Freddie Mac Non Gold Pool	5.413%	4/1/37	975	1,028
2,4	Freddie Mac Non Gold Pool	5.427%	3/1/37	574	611
2,4	Freddie Mac Non Gold Pool	5.500%	2/1/36	594	629
2,4	Freddie Mac Non Gold Pool	5.526%	5/1/36	290	304
2,4	Freddie Mac Non Gold Pool	5.544%	4/1/37	725	770
2,4	Freddie Mac Non Gold Pool	5.613%	4/1/37	387	406
2,4	Freddie Mac Non Gold Pool	5.630%	12/1/36	244	256
2,4	Freddie Mac Non Gold Pool	5.702%	6/1/37	698	742
2,4	Freddie Mac Non Gold Pool	5.714%	9/1/36	614	654
2,4	Freddie Mac Non Gold Pool	5.780%	5/1/36	314	338
2,4	Freddie Mac Non Gold Pool	5.841%	12/1/36	312	334
2,4	Freddie Mac Non Gold Pool	5.851%	5/1/37	1,110	1,184
2,4	Freddie Mac Non Gold Pool	5.855%	8/1/37	455	485
2,4	Freddie Mac Non Gold Pool	5.983%	10/1/37	144	154
2,4	Freddie Mac Non Gold Pool	6.410%	2/1/37	269	290
					39,642
Total U.S. Government and Agency Obligations (Cost $2,783,118)					2,856,439
Asset-Backed/Commercial Mortgage-Backed Securities (1.5%)
4	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	71	72
4	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	150	155
4	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	1,700	1,799
4	Banc of America Commercial Mortgage Inc.	5.060%	11/10/42	125	131
4	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	235	228
4	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	1,560	1,606
4	Banc of America Commercial Mortgage Inc.	5.775%	5/10/45	160	153
4	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	1,200	1,302
4	Banc of America Commercial Mortgage Inc.	5.421%	9/10/45	10	10

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	1,150	1,231
4,6	Banc of America Commercial Mortgage Inc.	5.176%	10/10/45	20	21
4	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	1,075	1,151
4	Banc of America Commercial Mortgage Inc.	5.195%	9/10/47	170	166
4,6	Banc of America Commercial Mortgage Inc.	5.195%	9/10/47	100	103
4	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	825	869
4	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	125	125
4	Banc of America Commercial Mortgage Inc.	5.523%	1/15/49	125	105
4	Banc of America Commercial Mortgage Inc.	6.152%	2/10/51	1,400	1,520
7	Bank of Scotland plc	5.250%	2/21/17	1,350	1,404
4	Bear Stearns Commercial Mortgage Securities	5.610%	11/15/33	1,880	1,919
4	Bear Stearns Commercial Mortgage Securities	5.512%	4/12/38	250	272
4	Bear Stearns Commercial Mortgage Securities	5.512%	4/12/38	250	268
4	Bear Stearns Commercial Mortgage Securities	4.830%	8/15/38	575	596
4	Bear Stearns Commercial Mortgage Securities	5.761%	9/11/38	275	286
4	Bear Stearns Commercial Mortgage Securities	5.761%	9/11/38	125	119
4	Bear Stearns Commercial Mortgage Securities	5.455%	3/11/39	175	190
4	Bear Stearns Commercial Mortgage Securities	4.680%	8/13/39	750	790
4	Bear Stearns Commercial Mortgage Securities	4.740%	3/13/40	300	315
4	Bear Stearns Commercial Mortgage Securities	5.664%	6/11/40	2,125	2,235
4	Bear Stearns Commercial Mortgage Securities	5.717%	6/11/40	125	91
4	Bear Stearns Commercial Mortgage Securities	4.750%	6/11/41	200	192
4	Bear Stearns Commercial Mortgage Securities	5.582%	9/11/41	160	164
4	Bear Stearns Commercial Mortgage Securities	5.568%	10/12/41	190	192
4	Bear Stearns Commercial Mortgage Securities	4.521%	11/11/41	335	338
4	Bear Stearns Commercial Mortgage Securities	4.868%	11/11/41	100	99
4	Bear Stearns Commercial Mortgage Securities	5.742%	9/11/42	1,575	1,713
4	Bear Stearns Commercial Mortgage Securities	5.127%	10/12/42	426	425
4	Bear Stearns Commercial Mortgage Securities	5.513%	1/12/45	335	334
4	Bear Stearns Commercial Mortgage Securities	5.566%	1/12/45	200	187
4	Bear Stearns Commercial Mortgage Securities	5.694%	6/11/50	800	858
4	Bear Stearns Commercial Mortgage Securities	5.915%	6/11/50	400	403
4	Bear Stearns Commercial Mortgage Securities	5.613%	6/13/50	850	889
4	Bear Stearns Commercial Mortgage Securities	5.700%	6/13/50	500	515
4	Capital Auto Receivables Asset Trust	4.680%	10/15/12	648	659
4	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	450	456
4	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,860
4	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	225	258
4	CDC Commercial Mortgage Trust	5.676%	11/15/30	1,128	1,145
4	Chase Issuance Trust	5.400%	7/15/15	400	441
7	Cie de Financement Foncier	2.125%	4/22/13	375	377
4	Citibank Credit Card Issuance Trust	5.450%	5/10/13	195	198
4	Citibank Credit Card Issuance Trust	4.900%	6/23/16	1,075	1,184
4	Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	269
4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	175	200
4	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	203
4	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	50	52
4	Citigroup Commercial Mortgage Trust	5.728%	3/15/49	550	586
4	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	150	154
4	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	100	92
4	Citigroup Commercial Mortgage Trust	5.698%	12/10/49	850	899
4	Citigroup Commercial Mortgage Trust	5.698%	12/10/49	275	275
4	Citigroup Commercial Mortgage Trust	6.179%	12/10/49	650	696
4	Citigroup Commercial Mortgage Trust	6.179%	12/10/49	350	357
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.221%	7/15/44	1,100	1,193
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.222%	7/15/44	300	306
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	1,650	1,725
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.648%	10/15/48	425	408
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.688%	10/15/48	150	131
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	1,400	1,446
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	950	968
4,7	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	316	351
4	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	875	907
4	Commercial Mortgage Pass Through Certificates	4.715%	3/10/39	800	844

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	250	266
4 Commercial Mortgage Pass Through Certificates	5.764%	6/10/46	1,255	1,365
4 Commercial Mortgage Pass Through Certificates	5.789%	6/10/46	200	210
4 Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	197	201
4 Commercial Mortgage Pass Through Certificates	5.815%	12/10/49	900	975
4 Countrywide Home Loan Mortgage Pass Through Trust	2.917%	5/25/33	280	225
4 Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	1,500	1,555
4 Credit Suisse First Boston Mortgage Securities Corp.	4.877%	4/15/37	50	44
4 Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	1,000	1,061
4 Credit Suisse First Boston Mortgage Securities Corp.	5.075%	2/15/38	140	137
4 Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	770	798
4 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	80	80
4 Credit Suisse First Boston Mortgage Securities Corp.	5.190%	8/15/38	150	147
4 Credit Suisse First Boston Mortgage Securities Corp.	5.230%	12/15/40	160	154
4 Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	52	53
4 Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	1,475	1,593
4 Credit Suisse Mortgage Capital Certificates	5.538%	2/15/39	1,225	1,323
4 Credit Suisse Mortgage Capital Certificates	5.539%	2/15/39	400	403
4 Credit Suisse Mortgage Capital Certificates	5.539%	2/15/39	175	167
4 Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	75	71
4 Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	800	831
4 Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	525	533
4 CW Capital Cobalt Ltd.	5.818%	5/15/46	1,400	1,456
4 Discover Card Master Trust	5.650%	12/15/15	1,650	1,819
4 Discover Card Master Trust	5.650%	3/16/20	375	425
4 First Union Commercial Mortgage Trust	6.639%	10/15/35	382	400
4 First Union National Bank Commercial Mortgage	6.223%	12/12/33	515	527
4 Ford Credit Auto Owner Trust	2.420%	11/15/14	225	231
4 Ford Credit Auto Owner Trust	2.150%	6/15/15	825	843
4 GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	1,000	1,058
4 GE Capital Commercial Mortgage Corp.	5.335%	3/10/44	325	338
4 GE Capital Commercial Mortgage Corp.	5.335%	3/10/44	1,350	1,469
4 GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	517	522
4 GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	150	156
4 GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	75	80
4 GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	128	132
4 GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	300	312
4 GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	75	75
4 Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	500	525
4 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,200	1,286
4 Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	159	160
4 Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,400	1,483
4 Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	275	277
4 Greenwich Capital Commercial Funding Corp.	5.883%	7/10/38	225	230
4 Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	75	75
4 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,950	2,055
4 Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	100	99
4 GS Mortgage Securities Corp. II	5.506%	4/10/38	854	863
4 GS Mortgage Securities Corp. II	5.553%	4/10/38	700	753
4 GS Mortgage Securities Corp. II	5.622%	4/10/38	250	251
4 Honda Auto Receivables Owner Trust	4.880%	9/18/14	600	614
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.050%	12/12/34	350	369
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	4.654%	1/12/37	150	155
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.347%	8/12/37	100	97
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	4.824%	9/12/37	600	603
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	4.404%	1/12/39	110	114
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.358%	6/12/41	600	635

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	4.780%	7/15/42	135	136
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.322%	1/12/43	10	10
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.475%	4/15/43	350	376
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.442%	12/12/44	150	149
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.491%	12/12/44	75	63
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.245%	12/15/44	175	181
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.324%	12/15/44	70	69
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.872%	4/15/45	1,050	1,153
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.872%	4/15/45	80	83
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.872%	4/15/45	155	141
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.593%	5/12/45	375	368
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.623%	5/12/45	75	65
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.440%	5/15/45	225	228
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.447%	5/15/45	250	259
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.440%	6/12/47	500	527
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.802%	6/15/49	700	723
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.817%	6/15/49	210	221
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.794%	2/12/51	1,105	1,188
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.855%	2/12/51	650	664
4 JP Morgan Chase Commercial Mortgage Securities
Corp.	5.882%	2/15/51	1,655	1,729
4 LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,299	1,359
4 LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	603
4 LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	45	45
4 LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,250	1,346
4 LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	125	127
4 LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,300	1,363
4 LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	250	264
4 LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	825	863
4 LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	400	429
4 LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	1,500	1,584
4 LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	1,000	1,066
4 LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	100	100
4 LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	179	188
4 LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	600	621
4 LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	250	246
4 LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	75	72
4 LB-UBS Commercial Mortgage Trust	5.276%	2/15/41	150	135
4 LB-UBS Commercial Mortgage Trust	6.154%	4/15/41	260	253
4 LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	1,000	1,047
4 Merrill Lynch Mortgage Trust	5.236%	11/12/35	750	791
4 Merrill Lynch Mortgage Trust	5.107%	7/12/38	40	42
4 Merrill Lynch Mortgage Trust	5.656%	5/12/39	350	377
4 Merrill Lynch Mortgage Trust	5.656%	5/12/39	100	102
4 Merrill Lynch Mortgage Trust	5.782%	8/12/43	245	252

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Merrill Lynch Mortgage Trust	5.802%	8/12/43	150	135
4 Merrill Lynch Mortgage Trust	5.291%	1/12/44	1,650	1,769
4 Merrill Lynch Mortgage Trust	5.826%	6/12/50	1,450	1,532
4 Merrill Lynch Mortgage Trust	5.826%	6/12/50	165	160
4 Merrill Lynch Mortgage Trust	5.425%	2/12/51	250	258
4 Merrill Lynch Mortgage Trust	5.690%	2/12/51	750	784
4 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.514%	2/12/39	25	23
4 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.907%	6/12/46	1,250	1,367
4 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456%	7/12/46	160	160
4 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	1,575	1,566
4 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	718	741
4 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	750	779
4 Morgan Stanley Capital I	4.970%	4/14/40	450	476
4 Morgan Stanley Capital I	5.110%	6/15/40	950	1,008
4 Morgan Stanley Capital I	5.270%	6/13/41	400	421
4 Morgan Stanley Capital I	5.808%	8/12/41	110	114
4 Morgan Stanley Capital I	5.328%	11/12/41	250	262
4 Morgan Stanley Capital I	5.360%	11/12/41	375	372
4 Morgan Stanley Capital I	4.840%	12/13/41	65	63
4 Morgan Stanley Capital I	4.970%	12/15/41	675	716
4 Morgan Stanley Capital I	5.168%	1/14/42	425	453
4 Morgan Stanley Capital I	5.648%	6/11/42	850	920
4 Morgan Stanley Capital I	5.648%	6/11/42	75	76
4 Morgan Stanley Capital I	4.989%	8/13/42	1,350	1,433
4 Morgan Stanley Capital I	5.073%	8/13/42	180	173
4 Morgan Stanley Capital I	5.230%	9/15/42	1,200	1,287
4 Morgan Stanley Capital I	5.729%	10/15/42	550	604
4 Morgan Stanley Capital I	5.734%	10/15/42	30	31
4 Morgan Stanley Capital I	5.734%	10/15/42	200	193
4 Morgan Stanley Capital I	5.191%	11/14/42	650	700
4 Morgan Stanley Capital I	5.332%	12/15/43	350	372
4 Morgan Stanley Capital I	5.388%	3/12/44	500	537
4 Morgan Stanley Capital I	5.773%	7/12/44	250	257
4 Morgan Stanley Capital I	5.793%	7/12/44	225	213
4 Morgan Stanley Capital I	4.660%	9/13/45	250	264
4 Morgan Stanley Capital I	5.691%	4/15/49	250	233
4 Morgan Stanley Capital I	5.692%	4/15/49	550	570
4 Morgan Stanley Capital I	5.544%	11/12/49	275	281
4 Morgan Stanley Capital I	5.809%	12/12/49	590	622
4 Morgan Stanley Capital I	6.110%	12/12/49	225	229
4 Morgan Stanley Capital I	5.090%	10/12/52	207	207
4 Morgan Stanley Capital I	5.204%	10/12/52	260	272
4 Morgan Stanley Capital I	4.770%	7/15/56	170	164
4 Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	1,375	1,446
4 Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	418	429
4 Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	850	892
7 Nationwide Building Society	5.500%	7/18/12	2,000	2,110
4 Nissan Auto Receivables Owner Trust	5.050%	11/17/14	475	497
7 Northern Rock Asset Management plc	5.625%	6/22/17	2,500	2,554
4 PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,382
7 Royal Bank of Canada	3.125%	4/14/15	425	440
4 TIAA Seasoned Commercial Mortgage Trust	6.049%	8/15/39	160	162
4 USAA Auto Owner Trust	4.710%	2/18/14	925	952
4 Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	150	159
4 Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	550	577
4 Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	237	237
4 Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	500	537
4 Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	184	185
4 Wachovia Bank Commercial Mortgage Trust	5.305%	7/15/41	1,250	1,342
4 Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	1,188
4 Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	400	427
4 Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	75	74
4 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	350	378
4 Wachovia Bank Commercial Mortgage Trust	5.737%	5/15/43	900	974

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	1,110
4 Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	65	65
4 Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	150	141
4 Wachovia Bank Commercial Mortgage Trust	5.204%	10/15/44	850	921
4 Wachovia Bank Commercial Mortgage Trust	5.204%	10/15/44	60	56
4 Wachovia Bank Commercial Mortgage Trust	5.270%	12/15/44	1,600	1,718
4 Wachovia Bank Commercial Mortgage Trust	5.320%	12/15/44	50	51
4 Wachovia Bank Commercial Mortgage Trust	5.956%	6/15/45	67	71
4 Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	950	1,019
4 Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,561
4 Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	375	378
4 Wachovia Bank Commercial Mortgage Trust	5.368%	11/15/48	160	142
4 World Omni Auto Receivables Trust	3.940%	10/15/12	211	212
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $134,081)				148,652
Corporate Bonds (7.5%)
Finance (2.6%)
Banking (1.7%)
American Express Bank FSB	5.550%	10/17/12	375	401
American Express Bank FSB	6.000%	9/13/17	225	251
American Express Centurion Bank	5.550%	10/17/12	250	267
American Express Centurion Bank	5.950%	6/12/17	75	84
American Express Centurion Bank	6.000%	9/13/17	1,750	1,964
American Express Co.	7.250%	5/20/14	425	484
American Express Co.	5.500%	9/12/16	350	383
American Express Co.	6.150%	8/28/17	225	255
American Express Co.	7.000%	3/19/18	1,000	1,163
4 American Express Co.	6.800%	9/1/66	450	449
American Express Credit Corp.	7.300%	8/20/13	450	508
American Express Credit Corp.	5.125%	8/25/14	275	296
Banco Santander Chile	2.875%	11/13/12	250	251
Bank of America Corp.	5.375%	9/11/12	1,025	1,077
Bank of America Corp.	4.875%	9/15/12	75	78
Bank of America Corp.	4.875%	1/15/13	750	781
Bank of America Corp.	7.375%	5/15/14	1,025	1,145
Bank of America Corp.	5.375%	6/15/14	175	184
Bank of America Corp.	5.125%	11/15/14	950	997
Bank of America Corp.	4.500%	4/1/15	1,250	1,276
Bank of America Corp.	5.250%	12/1/15	275	279
Bank of America Corp.	6.500%	8/1/16	750	815
Bank of America Corp.	5.750%	8/15/16	275	283
Bank of America Corp.	5.625%	10/14/16	75	78
Bank of America Corp.	5.420%	3/15/17	775	773
Bank of America Corp.	5.650%	5/1/18	1,550	1,601
Bank of America Corp.	7.625%	6/1/19	400	461
Bank of America NA	5.300%	3/15/17	325	330
Bank of America NA	6.100%	6/15/17	350	367
Bank of America NA	6.000%	10/15/36	600	567
Bank of Montreal	2.125%	6/28/13	275	281
Bank of New York Mellon Corp.	4.950%	1/14/11	500	500
Bank of New York Mellon Corp.	4.950%	11/1/12	425	457
Bank of New York Mellon Corp.	4.300%	5/15/14	250	267
Bank of New York Mellon Corp.	4.950%	3/15/15	1,150	1,248
Bank of New York Mellon Corp.	5.450%	5/15/19	350	387
Bank of Nova Scotia	2.250%	1/22/13	375	383
Bank of Nova Scotia	2.375%	12/17/13	375	386
Bank of Nova Scotia	2.050%	10/7/15	125	122
Bank One Corp.	5.250%	1/30/13	925	986
Bank One Corp.	4.900%	4/30/15	475	498
Barclays Bank plc	2.500%	1/23/13	425	433
Barclays Bank plc	5.000%	9/22/16	200	212
Barclays Bank plc	6.750%	5/22/19	1,200	1,357
Barclays Bank plc	5.125%	1/8/20	1,300	1,337

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BB&T Corp.	3.850%	7/27/12	225	234
	BB&T Corp.	5.700%	4/30/14	275	302
	BB&T Corp.	3.950%	4/29/16	1,250	1,295
	BB&T Corp.	6.850%	4/30/19	275	318
	Bear Stearns Cos. LLC	5.350%	2/1/12	400	419
	Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,770
	Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,065
	Bear Stearns Cos. LLC	6.400%	10/2/17	925	1,057
	Bear Stearns Cos. LLC	7.250%	2/1/18	375	445
	BNP Paribas	3.250%	3/11/15	75	76
	BNP Paribas / BNP Paribas US Medium-Term Note
	Program LLC	2.125%	12/21/12	800	813
	Branch Banking & Trust Co.	5.625%	9/15/16	100	109
	Canadian Imperial Bank of Commerce	1.450%	9/13/13	125	125
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	25	24
	Capital One Bank USA NA	8.800%	7/15/19	1,275	1,574
	Capital One Capital III	7.686%	8/15/36	525	528
	Capital One Capital IV	6.745%	2/17/37	300	296
	Capital One Financial Corp.	4.800%	2/21/12	50	52
	Capital One Financial Corp.	5.500%	6/1/15	225	243
	Capital One Financial Corp.	6.150%	9/1/16	50	54
	Capital One Financial Corp.	5.250%	2/21/17	50	52
	Capital One Financial Corp.	6.750%	9/15/17	100	114
4,7	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	1,953
	Citigroup Inc.	5.100%	9/29/11	325	335
	Citigroup Inc.	5.300%	10/17/12	1,825	1,936
	Citigroup Inc.	5.500%	4/11/13	75	80
	Citigroup Inc.	6.500%	8/19/13	500	548
	Citigroup Inc.	6.000%	12/13/13	775	848
	Citigroup Inc.	5.125%	5/5/14	100	106
	Citigroup Inc.	6.375%	8/12/14	1,500	1,661
	Citigroup Inc.	5.000%	9/15/14	3,325	3,438
	Citigroup Inc.	5.500%	10/15/14	875	943
	Citigroup Inc.	4.587%	12/15/15	450	469
	Citigroup Inc.	5.300%	1/7/16	275	293
	Citigroup Inc.	5.500%	2/15/17	100	103
	Citigroup Inc.	6.125%	11/21/17	1,075	1,185
	Citigroup Inc.	6.125%	5/15/18	1,250	1,369
	Citigroup Inc.	6.000%	10/31/33	525	498
	Citigroup Inc.	5.850%	12/11/34	50	48
	Citigroup Inc.	5.875%	5/29/37	225	222
	Citigroup Inc.	6.875%	3/5/38	1,375	1,528
	Citigroup Inc.	8.125%	7/15/39	1,000	1,273
	Comerica Bank	5.200%	8/22/17	300	310
	Comerica Inc.	3.000%	9/16/15	375	372
	Compass Bank	6.400%	10/1/17	150	152
	Compass Bank	5.900%	4/1/26	225	186
	Cooperatieve Centrale Raiffeisen-Boerenleenbank
	BA/Netherlands	2.125%	10/13/15	175	169
7	Corestates Capital I	8.000%	12/15/26	1,200	1,202
	Countrywide Financial Corp.	5.800%	6/7/12	50	53
	Credit Suisse	5.000%	5/15/13	425	457
	Credit Suisse	5.500%	5/1/14	700	767
	Credit Suisse	3.500%	3/23/15	2,000	2,046
	Credit Suisse	6.000%	2/15/18	1,025	1,103
	Credit Suisse	5.300%	8/13/19	475	502
	Credit Suisse	4.375%	8/5/20	300	294
4	Credit Suisse	5.860%	5/15/49	450	423
	Credit Suisse AG	5.400%	1/14/20	200	204
	Credit Suisse USA Inc.	6.500%	1/15/12	1,000	1,057
	Credit Suisse USA Inc.	5.125%	1/15/14	50	54
	Credit Suisse USA Inc.	4.875%	1/15/15	235	253
	Credit Suisse USA Inc.	5.125%	8/15/15	315	344
	Credit Suisse USA Inc.	5.850%	8/16/16	750	845

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Credit Suisse USA Inc.	7.125%	7/15/32	200	239
Deutsche Bank AG	5.375%	10/12/12	1,400	1,504
Deutsche Bank AG	4.875%	5/20/13	875	937
Deutsche Bank AG	3.450%	3/30/15	375	384
Deutsche Bank Financial LLC	5.375%	3/2/15	900	953
Discover Bank	7.000%	4/15/20	250	269
FIA Card Services NA	6.625%	6/15/12	350	370
Fifth Third Bancorp	6.250%	5/1/13	675	730
Fifth Third Bancorp	8.250%	3/1/38	200	228
Fifth Third Bank	4.750%	2/1/15	325	336
First Horizon National Corp.	5.375%	12/15/15	125	126
First Niagara Financial Group Inc.	6.750%	3/19/20	75	78
First Tennessee Bank NA	5.050%	1/15/15	325	321
FleetBoston Financial Corp.	6.875%	1/15/28	600	598
Golden West Financial Corp.	4.750%	10/1/12	375	397
Goldman Sachs Capital I	6.345%	2/15/34	1,125	1,085
4 Goldman Sachs Capital II	5.793%	12/29/49	550	465
Goldman Sachs Group Inc.	6.600%	1/15/12	1,300	1,375
Goldman Sachs Group Inc.	5.300%	2/14/12	50	52
Goldman Sachs Group Inc.	3.625%	8/1/12	300	310
Goldman Sachs Group Inc.	5.700%	9/1/12	25	27
Goldman Sachs Group Inc.	5.450%	11/1/12	900	964
Goldman Sachs Group Inc.	5.250%	4/1/13	875	940
Goldman Sachs Group Inc.	4.750%	7/15/13	525	558
Goldman Sachs Group Inc.	5.250%	10/15/13	125	135
Goldman Sachs Group Inc.	5.150%	1/15/14	700	751
Goldman Sachs Group Inc.	6.000%	5/1/14	1,000	1,099
Goldman Sachs Group Inc.	5.000%	10/1/14	2,475	2,652
Goldman Sachs Group Inc.	5.125%	1/15/15	400	430
Goldman Sachs Group Inc.	5.350%	1/15/16	875	945
Goldman Sachs Group Inc.	5.750%	10/1/16	500	540
Goldman Sachs Group Inc.	5.625%	1/15/17	625	659
Goldman Sachs Group Inc.	6.250%	9/1/17	400	443
Goldman Sachs Group Inc.	5.950%	1/18/18	1,175	1,279
Goldman Sachs Group Inc.	6.150%	4/1/18	100	110
Goldman Sachs Group Inc.	7.500%	2/15/19	125	146
Goldman Sachs Group Inc.	5.375%	3/15/20	200	209
Goldman Sachs Group Inc.	5.950%	1/15/27	1,375	1,362
Goldman Sachs Group Inc.	6.125%	2/15/33	1,500	1,606
Goldman Sachs Group Inc.	6.450%	5/1/36	450	444
Goldman Sachs Group Inc.	6.750%	10/1/37	1,475	1,516
7 HBOS plc	6.750%	5/21/18	425	397
HSBC Bank USA NA	4.625%	4/1/14	250	261
HSBC Bank USA NA	4.875%	8/24/20	275	274
HSBC Bank USA NA	5.875%	11/1/34	300	295
HSBC Bank USA NA	5.625%	8/15/35	625	595
HSBC Holdings plc	7.625%	5/17/32	400	441
HSBC Holdings plc	7.350%	11/27/32	400	421
HSBC Holdings plc	6.500%	5/2/36	100	105
HSBC Holdings plc	6.500%	9/15/37	575	604
HSBC Holdings plc	6.800%	6/1/38	75	81
Huntington BancShares Inc.	7.000%	12/15/20	50	53
7 ICICI Bank Ltd./Bahrain	6.625%	10/3/12	25	27
JP Morgan Chase Capital XVIII	6.950%	8/17/36	600	604
JP Morgan Chase Capital XX	6.550%	9/29/36	600	605
JP Morgan Chase Capital XXII	6.450%	2/2/37	650	648
JP Morgan Chase Capital XXV	6.800%	10/1/37	725	739
JPMorgan Chase & Co.	4.500%	1/15/12	450	467
JPMorgan Chase & Co.	6.625%	3/15/12	425	452
JPMorgan Chase & Co.	5.375%	10/1/12	650	696
JPMorgan Chase & Co.	5.750%	1/2/13	350	376
JPMorgan Chase & Co.	4.750%	5/1/13	225	241
JPMorgan Chase & Co.	1.650%	9/30/13	125	125
JPMorgan Chase & Co.	5.125%	9/15/14	1,375	1,465

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	3.700%	1/20/15	325	336
JPMorgan Chase & Co.	3.400%	6/24/15	775	792
JPMorgan Chase & Co.	5.150%	10/1/15	1,025	1,092
JPMorgan Chase & Co.	6.000%	1/15/18	200	223
JPMorgan Chase & Co.	6.300%	4/23/19	825	937
JPMorgan Chase & Co.	4.400%	7/22/20	300	296
JPMorgan Chase & Co.	4.250%	10/15/20	175	171
JPMorgan Chase & Co.	6.400%	5/15/38	1,600	1,841
JPMorgan Chase & Co.	5.500%	10/15/40	300	307
JPMorgan Chase Bank NA	5.875%	6/13/16	725	794
KeyBank NA	5.800%	7/1/14	150	161
KeyBank NA	4.950%	9/15/15	25	26
KeyBank NA	5.450%	3/3/16	300	314
KeyCorp	6.500%	5/14/13	50	54
M&I Marshall & Ilsley Bank	4.850%	6/16/15	375	379
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	672
MBNA Corp.	6.125%	3/1/13	500	534
MBNA Corp.	5.000%	6/15/15	400	412
Mellon Funding Corp.	5.000%	12/1/14	250	270
Merrill Lynch & Co. Inc.	6.050%	8/15/12	175	186
Merrill Lynch & Co. Inc.	5.450%	2/5/13	475	502
Merrill Lynch & Co. Inc.	6.150%	4/25/13	950	1,017
Merrill Lynch & Co. Inc.	5.000%	2/3/14	1,075	1,120
Merrill Lynch & Co. Inc.	5.450%	7/15/14	125	132
Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,299
Merrill Lynch & Co. Inc.	6.050%	5/16/16	600	617
Merrill Lynch & Co. Inc.	5.700%	5/2/17	125	125
Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,000	1,065
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,366
Merrill Lynch & Co. Inc.	6.220%	9/15/26	750	713
Merrill Lynch & Co. Inc.	6.110%	1/29/37	225	204
Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,275	1,360
Morgan Stanley	5.625%	1/9/12	650	678
Morgan Stanley	5.750%	8/31/12	100	107
Morgan Stanley	4.750%	4/1/14	1,200	1,229
Morgan Stanley	6.000%	5/13/14	1,050	1,134
Morgan Stanley	4.200%	11/20/14	600	613
Morgan Stanley	4.100%	1/26/15	975	992
Morgan Stanley	6.000%	4/28/15	1,025	1,111
Morgan Stanley	5.375%	10/15/15	650	686
Morgan Stanley	3.450%	11/2/15	450	441
Morgan Stanley	5.750%	10/18/16	425	452
Morgan Stanley	5.450%	1/9/17	975	1,016
Morgan Stanley	5.550%	4/27/17	250	262
Morgan Stanley	5.950%	12/28/17	700	740
Morgan Stanley	6.625%	4/1/18	1,325	1,451
Morgan Stanley	7.300%	5/13/19	1,125	1,268
Morgan Stanley	5.625%	9/23/19	1,725	1,753
Morgan Stanley	5.500%	1/26/20	525	531
Morgan Stanley	5.500%	7/24/20	300	303
Morgan Stanley	6.250%	8/9/26	300	309
National City Corp.	4.900%	1/15/15	500	534
4 National City Preferred Capital Trust I	12.000%	12/31/49	500	561
North American Development Bank	4.375%	2/11/20	125	128
Northern Trust Co.	6.500%	8/15/18	75	88
Northern Trust Corp.	5.500%	8/15/13	100	110
Northern Trust Corp.	4.625%	5/1/14	125	135
PNC Bank NA	4.875%	9/21/17	525	540
PNC Bank NA	6.000%	12/7/17	350	379
PNC Funding Corp.	3.625%	2/8/15	500	516
PNC Funding Corp.	5.250%	11/15/15	250	268
PNC Funding Corp.	6.700%	6/10/19	50	58
PNC Funding Corp.	5.125%	2/8/20	325	340
Royal Bank of Canada	2.100%	7/29/13	750	765

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Royal Bank of Canada	2.625%	12/15/15	200	200
	Royal Bank of Scotland Group plc	6.400%	10/21/19	450	458
7	Royal Bank of Scotland plc	4.875%	8/25/14	700	723
	Royal Bank of Scotland plc	4.875%	3/16/15	1,075	1,099
	Royal Bank of Scotland plc	5.625%	8/24/20	725	719
	SouthTrust Corp.	5.800%	6/15/14	300	323
	Sovereign Bank	5.125%	3/15/13	250	254
4,7	Standard Chartered plc	6.409%	12/31/49	300	282
	State Street Bank and Trust Co.	5.300%	1/15/16	300	328
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	600	654
	SunTrust Bank	7.250%	3/15/18	75	81
	SunTrust Capital VIII	6.100%	12/15/36	115	105
	UBS AG	2.250%	8/12/13	850	860
	UBS AG	7.000%	10/15/15	750	832
	UBS AG	5.875%	12/20/17	1,225	1,349
	UBS AG	5.750%	4/25/18	50	54
	UBS AG	4.875%	8/4/20	1,275	1,296
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	555
	Union Bank NA	5.950%	5/11/16	450	479
	UnionBanCal Corp.	5.250%	12/16/13	150	160
	US Bancorp	1.125%	10/30/13	250	247
	US Bancorp	4.200%	5/15/14	600	639
	US Bancorp	3.150%	3/4/15	100	103
	US Bank NA	6.300%	2/4/14	250	278
	US Bank NA	4.950%	10/30/14	175	190
	USB Capital XIII Trust	6.625%	12/15/39	125	127
	Wachovia Bank NA	4.800%	11/3/14	500	529
	Wachovia Bank NA	4.875%	2/1/15	1,030	1,090
	Wachovia Bank NA	5.850%	2/1/37	425	426
	Wachovia Bank NA	6.600%	1/15/38	300	333
	Wachovia Corp.	5.500%	5/1/13	600	653
	Wachovia Corp.	4.875%	2/15/14	345	363
	Wachovia Corp.	5.250%	8/1/14	100	107
	Wachovia Corp.	5.625%	10/15/16	500	545
	Wachovia Corp.	5.750%	6/15/17	300	333
	Wachovia Corp.	5.750%	2/1/18	100	111
	Wachovia Corp.	7.500%	4/15/35	150	170
	Wachovia Corp.	5.500%	8/1/35	200	186
	Wachovia Corp.	6.550%	10/15/35	100	102
	Wells Fargo & Co.	4.875%	1/12/11	625	626
	Wells Fargo & Co.	5.250%	10/23/12	1,100	1,180
	Wells Fargo & Co.	4.375%	1/31/13	275	291
	Wells Fargo & Co.	4.950%	10/16/13	375	401
	Wells Fargo & Co.	3.750%	10/1/14	700	731
	Wells Fargo & Co.	3.625%	4/15/15	400	416
	Wells Fargo & Co.	5.625%	12/11/17	550	612
	Wells Fargo Bank NA	4.750%	2/9/15	2,175	2,307
	Wells Fargo Bank NA	5.750%	5/16/16	250	275
	Wells Fargo Bank NA	5.950%	8/26/36	550	562
	Wells Fargo Capital X	5.950%	12/15/36	425	404
4	Wells Fargo Capital XIII	7.700%	12/29/49	450	466
4	Wells Fargo Capital XV	9.750%	12/29/49	100	111
	Westpac Banking Corp.	2.250%	11/19/12	475	485
	Westpac Banking Corp.	1.850%	12/9/13	400	400
	Westpac Banking Corp.	4.200%	2/27/15	925	971
	Westpac Banking Corp.	3.000%	8/4/15	375	377
	Westpac Banking Corp.	4.875%	11/19/19	475	499
	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.650%	11/15/15	525	580
	BlackRock Inc.	2.250%	12/10/12	200	204
	BlackRock Inc.	3.500%	12/10/14	175	181
	BlackRock Inc.	6.250%	9/15/17	300	339
	Charles Schwab Corp.	4.950%	6/1/14	625	678

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Franklin Resources Inc.	2.000%	5/20/13	325	328
Franklin Resources Inc.	3.125%	5/20/15	200	204
Franklin Resources Inc.	4.625%	5/20/20	100	104
Jefferies Group Inc.	8.500%	7/15/19	550	629
Jefferies Group Inc.	6.875%	4/15/21	200	210
Jefferies Group Inc.	6.450%	6/8/27	475	455
Lazard Group LLC	6.850%	6/15/17	450	467
Nomura Holdings Inc.	5.000%	3/4/15	375	391
Nomura Holdings Inc.	6.700%	3/4/20	100	107
TD Ameritrade Holding Corp.	2.950%	12/1/12	100	102
TD Ameritrade Holding Corp.	4.150%	12/1/14	150	155
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	104
Finance Companies (0.3%)
Alterra Finance LLC	6.250%	9/30/20	95	94
Block Financial LLC	7.875%	1/15/13	125	131
GATX Corp.	4.750%	10/1/12	150	157
General Electric Capital Corp.	5.875%	2/15/12	150	158
General Electric Capital Corp.	4.375%	3/3/12	1,275	1,326
General Electric Capital Corp.	5.000%	4/10/12	250	262
General Electric Capital Corp.	6.000%	6/15/12	1,000	1,069
General Electric Capital Corp.	3.500%	8/13/12	400	414
General Electric Capital Corp.	5.250%	10/19/12	3,525	3,767
General Electric Capital Corp.	2.800%	1/8/13	525	537
General Electric Capital Corp.	5.450%	1/15/13	325	349
General Electric Capital Corp.	4.800%	5/1/13	925	990
General Electric Capital Corp.	5.900%	5/13/14	425	470
General Electric Capital Corp.	5.500%	6/4/14	1,450	1,580
General Electric Capital Corp.	5.650%	6/9/14	150	164
General Electric Capital Corp.	3.750%	11/14/14	1,725	1,789
General Electric Capital Corp.	5.625%	5/1/18	1,000	1,088
General Electric Capital Corp.	6.000%	8/7/19	625	699
General Electric Capital Corp.	5.500%	1/8/20	125	133
General Electric Capital Corp.	5.550%	5/4/20	50	53
General Electric Capital Corp.	4.375%	9/16/20	175	172
General Electric Capital Corp.	6.750%	3/15/32	3,075	3,462
General Electric Capital Corp.	6.150%	8/7/37	400	415
General Electric Capital Corp.	5.875%	1/14/38	975	1,013
General Electric Capital Corp.	6.875%	1/10/39	2,775	3,209
4 General Electric Capital Corp.	6.375%	11/15/67	800	790
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	200	184
HSBC Finance Corp.	5.900%	6/19/12	275	292
HSBC Finance Corp.	4.750%	7/15/13	300	316
HSBC Finance Corp.	5.250%	1/15/14	650	684
HSBC Finance Corp.	5.000%	6/30/15	625	663
7 HSBC Finance Corp.	6.676%	1/15/21	1,096	1,107
SLM Corp.	5.375%	1/15/13	350	355
SLM Corp.	5.000%	10/1/13	300	303
SLM Corp.	8.450%	6/15/18	800	836
SLM Corp.	8.000%	3/25/20	525	536
SLM Corp.	5.625%	8/1/33	700	553
Insurance (0.4%)
ACE Capital Trust II	9.700%	4/1/30	75	92
ACE INA Holdings Inc.	5.600%	5/15/15	125	138
ACE INA Holdings Inc.	2.600%	11/23/15	125	123
ACE INA Holdings Inc.	5.900%	6/15/19	550	612
AEGON Funding Co. LLC	5.750%	12/15/20	50	52
Aegon NV	4.750%	6/1/13	75	78
Aetna Inc.	6.500%	9/15/18	175	201
Aetna Inc.	3.950%	9/1/20	75	72
Aetna Inc.	6.625%	6/15/36	200	219
Aetna Inc.	6.750%	12/15/37	150	168
Aflac Inc.	6.900%	12/17/39	75	79
Alleghany Corp.	5.625%	9/15/20	100	98

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	875	967
Allstate Corp.	6.125%	2/15/12	100	105
Allstate Corp.	5.000%	8/15/14	350	381
Allstate Corp.	6.125%	12/15/32	250	270
Allstate Corp.	5.550%	5/9/35	100	101
4 Allstate Corp.	6.125%	5/15/37	200	200
4 Allstate Corp.	6.500%	5/15/57	200	206
American Financial Group Inc.	9.875%	6/15/19	100	120
American International Group Inc.	4.950%	3/20/12	700	721
American International Group Inc.	4.250%	5/15/13	1,775	1,824
American International Group Inc.	5.600%	10/18/16	125	127
American International Group Inc.	6.250%	5/1/36	700	651
AON Corp.	3.500%	9/30/15	150	150
AON Corp.	5.000%	9/30/20	150	151
AON Corp.	8.205%	1/1/27	100	106
AON Corp.	6.250%	9/30/40	150	155
Arch Capital Group Ltd.	7.350%	5/1/34	375	386
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	449
Assurant Inc.	5.625%	2/15/14	200	210
Assurant Inc.	6.750%	2/15/34	400	391
AXA SA	8.600%	12/15/30	425	476
Axis Capital Holdings Ltd.	5.750%	12/1/14	275	288
Axis Specialty Finance LLC	5.875%	6/1/20	575	574
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	350	365
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	275	295
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	125	137
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	700	698
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	500	548
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	475	496
Berkshire Hathaway Inc.	1.400%	2/10/12	500	504
Berkshire Hathaway Inc.	2.125%	2/11/13	225	229
Berkshire Hathaway Inc.	3.200%	2/11/15	475	489
Chubb Corp.	5.750%	5/15/18	175	195
Chubb Corp.	6.000%	5/11/37	375	403
Chubb Corp.	6.500%	5/15/38	125	142
4 Chubb Corp.	6.375%	3/29/67	250	260
CIGNA Corp.	4.375%	12/15/20	100	97
CIGNA Corp.	6.150%	11/15/36	500	513
Cincinnati Financial Corp.	6.125%	11/1/34	325	303
CNA Financial Corp.	6.500%	8/15/16	475	505
CNA Financial Corp.	7.350%	11/15/19	325	356
Coventry Health Care Inc.	6.300%	8/15/14	575	605
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	143
Genworth Financial Inc.	4.950%	10/1/15	125	124
Genworth Financial Inc.	8.625%	12/15/16	400	447
Genworth Financial Inc.	7.200%	2/15/21	25	26
Genworth Financial Inc.	6.500%	6/15/34	425	377
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	492
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	153
Hartford Financial Services Group Inc.	6.000%	1/15/19	100	103
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	23
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	236
Humana Inc.	8.150%	6/15/38	325	362
4 Lincoln National Corp.	7.000%	5/17/16	500	489
Lincoln National Corp.	8.750%	7/1/19	175	219
Lincoln National Corp.	6.150%	4/7/36	350	344
Lincoln National Corp.	7.000%	6/15/40	150	163
Loews Corp.	6.000%	2/1/35	200	196
Manulife Financial Corp.	3.400%	9/17/15	400	395
Manulife Financial Corp.	4.900%	9/17/20	475	459
Markel Corp.	7.125%	9/30/19	125	137
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	92
MetLife Inc.	2.375%	2/6/14	225	226
MetLife Inc.	5.000%	6/15/15	1,000	1,079

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MetLife Inc.	4.750%	2/8/21	275	283
MetLife Inc.	6.500%	12/15/32	75	84
MetLife Inc.	6.375%	6/15/34	375	413
MetLife Inc.	5.700%	6/15/35	125	127
MetLife Inc.	6.400%	12/15/36	400	380
MetLife Inc.	5.875%	2/6/41	50	52
7 Metropolitan Life Global Funding I	2.875%	9/17/12	75	77
7 Metropolitan Life Global Funding I	5.125%	6/10/14	450	487
OneBeacon US Holdings Inc.	5.875%	5/15/13	125	130
PartnerRe Finance B LLC	5.500%	6/1/20	200	201
Principal Financial Group Inc.	7.875%	5/15/14	225	259
Principal Financial Group Inc.	6.050%	10/15/36	250	250
Principal Life Income Funding Trusts	5.300%	12/14/12	100	108
Principal Life Income Funding Trusts	5.100%	4/15/14	475	502
Progressive Corp.	6.625%	3/1/29	150	164
4 Progressive Corp.	6.700%	6/15/37	425	441
Protective Life Corp.	7.375%	10/15/19	100	109
Protective Life Corp.	8.450%	10/15/39	175	188
Prudential Financial Inc.	3.625%	9/17/12	500	518
Prudential Financial Inc.	5.150%	1/15/13	75	80
Prudential Financial Inc.	4.750%	4/1/14	425	448
Prudential Financial Inc.	5.100%	9/20/14	550	591
Prudential Financial Inc.	6.200%	1/15/15	100	110
Prudential Financial Inc.	5.500%	3/15/16	50	53
Prudential Financial Inc.	6.100%	6/15/17	100	110
Prudential Financial Inc.	7.375%	6/15/19	250	294
Prudential Financial Inc.	5.375%	6/21/20	225	235
Prudential Financial Inc.	5.750%	7/15/33	200	196
Prudential Financial Inc.	5.400%	6/13/35	150	140
Prudential Financial Inc.	5.900%	3/17/36	325	325
Prudential Financial Inc.	5.700%	12/14/36	550	543
Prudential Financial Inc.	6.625%	6/21/40	125	138
Prudential Financial Inc.	6.200%	11/15/40	125	133
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	500	536
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	185
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	300	340
Torchmark Corp.	6.375%	6/15/16	425	455
Transatlantic Holdings Inc.	8.000%	11/30/39	625	639
Travelers Cos. Inc.	5.500%	12/1/15	600	670
Travelers Cos. Inc.	6.250%	6/20/16	100	115
Travelers Cos. Inc.	5.800%	5/15/18	775	866
Travelers Cos. Inc.	5.350%	11/1/40	25	24
UnitedHealth Group Inc.	5.000%	8/15/14	650	704
UnitedHealth Group Inc.	4.875%	3/15/15	250	268
UnitedHealth Group Inc.	6.000%	6/15/17	875	978
UnitedHealth Group Inc.	6.000%	2/15/18	425	481
UnitedHealth Group Inc.	6.500%	6/15/37	200	222
UnitedHealth Group Inc.	6.625%	11/15/37	325	365
UnitedHealth Group Inc.	6.875%	2/15/38	250	292
Unum Group	7.125%	9/30/16	175	196
Unum Group	5.625%	9/15/20	50	50
Validus Holdings Ltd.	8.875%	1/26/40	150	159
WellPoint Health Networks Inc.	6.375%	1/15/12	200	211
WellPoint Inc.	6.800%	8/1/12	550	597
WellPoint Inc.	6.000%	2/15/14	525	583
WellPoint Inc.	5.250%	1/15/16	125	137
WellPoint Inc.	5.850%	1/15/36	150	153
WellPoint Inc.	6.375%	6/15/37	425	455
WellPoint Inc.	5.800%	8/15/40	100	101
Willis North America Inc.	6.200%	3/28/17	300	307
Willis North America Inc.	7.000%	9/29/19	700	740
WR Berkley Corp.	5.375%	9/15/20	50	49
XL Group plc	6.375%	11/15/24	100	100

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	550	604
CME Group Inc.	5.750%	2/15/14	200	222
NASDAQ OMX Group Inc.	4.000%	1/15/15	150	153
NASDAQ OMX Group Inc.	5.550%	1/15/20	175	176
XTRA Finance Corp.	5.150%	4/1/17	575	613
Real Estate Investment Trusts (0.1%)
AMB Property LP	4.500%	8/15/17	75	75
AMB Property LP	6.625%	12/1/19	100	109
AvalonBay Communities Inc.	5.500%	1/15/12	119	124
AvalonBay Communities Inc.	5.750%	9/15/16	100	111
Boston Properties LP	5.625%	11/15/20	325	345
Boston Properties LP	4.125%	5/15/21	50	47
Brandywine Operating Partnership LP	5.400%	11/1/14	225	231
Brandywine Operating Partnership LP	7.500%	5/15/15	125	137
Camden Property Trust	5.700%	5/15/17	25	27
CommonWealth REIT	6.250%	8/15/16	700	741
7 Digital Realty Trust LP	4.500%	7/15/15	75	76
Duke Realty LP	6.250%	5/15/13	350	375
Duke Realty LP	5.950%	2/15/17	200	212
Duke Realty LP	8.250%	8/15/19	125	147
Duke Realty LP	6.750%	3/15/20	250	272
ERP Operating LP	6.625%	3/15/12	400	426
ERP Operating LP	5.250%	9/15/14	350	377
ERP Operating LP	5.375%	8/1/16	275	301
HCP Inc.	6.450%	6/25/12	25	26
HCP Inc.	6.300%	9/15/16	300	321
HCP Inc.	5.625%	5/1/17	25	25
HCP Inc.	6.700%	1/30/18	200	214
Health Care REIT Inc.	6.200%	6/1/16	325	360
Health Care REIT Inc.	6.125%	4/15/20	100	105
Health Care REIT Inc.	4.950%	1/15/21	175	169
Healthcare Realty Trust Inc.	6.500%	1/17/17	225	243
Hospitality Properties Trust	5.125%	2/15/15	500	509
Kilroy Realty LP	5.000%	11/3/15	150	149
Kimco Realty Corp.	5.783%	3/15/16	125	136
Kimco Realty Corp.	6.875%	10/1/19	50	57
Liberty Property LP	5.125%	3/2/15	375	400
Liberty Property LP	5.500%	12/15/16	100	108
Mack-Cali Realty LP	7.750%	8/15/19	100	116
National Retail Properties Inc.	6.875%	10/15/17	25	27
Nationwide Health Properties Inc.	6.250%	2/1/13	375	401
ProLogis	7.375%	10/30/19	50	55
ProLogis	6.875%	3/15/20	300	319
Realty Income Corp.	6.750%	8/15/19	525	593
Regency Centers LP	5.250%	8/1/15	75	78
Simon Property Group LP	6.750%	5/15/14	425	484
Simon Property Group LP	5.750%	12/1/15	325	362
Simon Property Group LP	5.250%	12/1/16	200	217
Simon Property Group LP	5.875%	3/1/17	650	719
Simon Property Group LP	6.125%	5/30/18	325	364
Simon Property Group LP	5.650%	2/1/20	125	136
Simon Property Group LP	6.750%	2/1/40	50	57
Tanger Properties LP	6.150%	11/15/15	400	434
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	25	24
				265,092
Industrial (4.0%)
Basic Industry (0.4%)
Agrium Inc.	6.125%	1/15/41	450	474
Airgas Inc.	4.500%	9/15/14	100	104
Airgas Inc.	3.250%	10/1/15	225	221
Albemarle Corp.	4.500%	12/15/20	50	49
Alcoa Inc.	6.150%	8/15/20	1,500	1,539

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Alcoa Inc.	5.900%	2/1/27	275	268
Alcoa Inc.	6.750%	1/15/28	500	513
Allegheny Technologies Inc.	9.375%	6/1/19	450	522
AngloGold Ashanti Holdings plc	5.375%	4/15/20	75	78
AngloGold Ashanti Holdings plc	6.500%	4/15/40	100	102
ArcelorMittal	5.375%	6/1/13	925	983
ArcelorMittal	9.000%	2/15/15	50	59
ArcelorMittal	3.750%	8/5/15	125	126
ArcelorMittal	6.125%	6/1/18	425	452
ArcelorMittal	9.850%	6/1/19	25	32
ArcelorMittal	5.250%	8/5/20	150	148
ArcelorMittal	7.000%	10/15/39	1,400	1,445
Barrick Gold Corp.	6.950%	4/1/19	350	429
Barrick Gold Finance Co.	4.875%	11/15/14	825	902
Barrick North America Finance LLC	6.800%	9/15/18	25	30
Barrick North America Finance LLC	7.500%	9/15/38	25	31
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	500	567
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	275	304
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	389
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	550	653
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	823
Cliffs Natural Resources Inc.	5.900%	3/15/20	50	53
Cliffs Natural Resources Inc.	6.250%	10/1/40	375	365
Commercial Metals Co.	6.500%	7/15/17	175	176
Cytec Industries Inc.	8.950%	7/1/17	75	91
Dow Chemical Co.	4.850%	8/15/12	425	448
Dow Chemical Co.	6.000%	10/1/12	50	54
Dow Chemical Co.	7.600%	5/15/14	650	748
Dow Chemical Co.	5.900%	2/15/15	750	830
Dow Chemical Co.	2.500%	2/15/16	250	240
Dow Chemical Co.	5.700%	5/15/18	100	108
Dow Chemical Co.	8.550%	5/15/19	1,450	1,811
Dow Chemical Co.	4.250%	11/15/20	325	312
Dow Chemical Co.	7.375%	11/1/29	100	121
Dow Chemical Co.	9.400%	5/15/39	450	645
Eastman Chemical Co.	7.250%	1/15/24	550	627
EI du Pont de Nemours & Co.	4.750%	11/15/12	125	133
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	316
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	316
EI du Pont de Nemours & Co.	3.625%	1/15/21	50	48
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	576
EI du Pont de Nemours & Co.	4.900%	1/15/41	300	292
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	700	739
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	175	193
International Paper Co.	5.300%	4/1/15	525	560
International Paper Co.	9.375%	5/15/19	1,100	1,413
International Paper Co.	7.300%	11/15/39	600	684
Lubrizol Corp.	5.500%	10/1/14	525	572
Lubrizol Corp.	6.500%	10/1/34	800	825
Monsanto Co.	7.375%	8/15/12	350	385
Newmont Mining Corp.	5.875%	4/1/35	325	339
Newmont Mining Corp.	6.250%	10/1/39	100	108
Nucor Corp.	5.750%	12/1/17	100	113
Nucor Corp.	6.400%	12/1/37	250	288
Placer Dome Inc.	6.450%	10/15/35	375	404
Plum Creek Timberlands LP	5.875%	11/15/15	400	433
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	309
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	50	48
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	625	648
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	50
PPG Industries Inc.	6.650%	3/15/18	600	691
Praxair Inc.	1.750%	11/15/12	100	101
Praxair Inc.	4.375%	3/31/14	450	481
Praxair Inc.	5.250%	11/15/14	150	167

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Praxair Inc.	5.200%	3/15/17	25	28
Praxair Inc.	4.500%	8/15/19	175	184
Rio Tinto Alcan Inc.	4.875%	9/15/12	325	343
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	133
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	273
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	347
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	253
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	750	908
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	465
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,444
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	276
Sherwin-Williams Co.	3.125%	12/15/14	175	181
Sigma-Aldrich Corp.	3.375%	11/1/20	75	70
Southern Copper Corp.	5.375%	4/16/20	200	203
Southern Copper Corp.	7.500%	7/27/35	250	282
Southern Copper Corp.	6.750%	4/16/40	250	262
Teck Resources Ltd.	9.750%	5/15/14	343	427
Teck Resources Ltd.	10.250%	5/15/16	500	618
Teck Resources Ltd.	10.750%	5/15/19	500	650
Vale Canada Ltd.	5.700%	10/15/15	450	486
Vale Canada Ltd.	7.200%	9/15/32	100	107
Vale Overseas Ltd.	6.250%	1/11/16	100	111
Vale Overseas Ltd.	6.250%	1/23/17	350	388
Vale Overseas Ltd.	4.625%	9/15/20	475	472
Vale Overseas Ltd.	8.250%	1/17/34	375	464
Vale Overseas Ltd.	6.875%	11/21/36	375	408
Vale Overseas Ltd.	6.875%	11/10/39	575	625
Valspar Corp.	7.250%	6/15/19	50	58
WMC Finance USA Ltd.	5.125%	5/15/13	400	432
Xstrata Canada Corp.	7.350%	6/5/12	375	402
Xstrata Canada Corp.	7.250%	7/15/12	250	268
Xstrata Canada Corp.	5.500%	6/15/17	250	265
Capital Goods (0.4%)
3M Co.	6.375%	2/15/28	350	405
Acuity Brands Lighting Inc.	6.000%	12/15/19	100	105
Allied Waste North America Inc.	7.125%	5/15/16	1,050	1,110
Bemis Co. Inc.	4.875%	4/1/12	700	727
Black & Decker Corp.	5.750%	11/15/16	75	83
Boeing Capital Corp.	6.500%	2/15/12	200	212
Boeing Capital Corp.	5.800%	1/15/13	925	1,008
Boeing Co.	1.875%	11/20/12	50	51
Boeing Co.	3.500%	2/15/15	450	472
Boeing Co.	6.000%	3/15/19	150	172
Boeing Co.	4.875%	2/15/20	150	161
Boeing Co.	5.875%	2/15/40	150	163
Browning-Ferris Industries Inc.	7.400%	9/15/35	500	585
Caterpillar Financial Services Corp.	2.000%	4/5/13	175	178
Caterpillar Financial Services Corp.	1.550%	12/20/13	275	275
Caterpillar Financial Services Corp.	6.125%	2/17/14	325	365
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	191
Caterpillar Financial Services Corp.	4.625%	6/1/15	1,600	1,735
Caterpillar Financial Services Corp.	7.150%	2/15/19	925	1,136
Caterpillar Inc.	7.375%	3/1/97	400	481
Cooper US Inc.	5.250%	11/15/12	425	457
CRH America Inc.	6.950%	3/15/12	75	80
CRH America Inc.	5.300%	10/15/13	100	107
CRH America Inc.	4.125%	1/15/16	500	495
CRH America Inc.	6.000%	9/30/16	750	799
CRH America Inc.	5.750%	1/15/21	475	467
Deere & Co.	6.950%	4/25/14	825	958
Deere & Co.	5.375%	10/16/29	350	368
Deere & Co.	7.125%	3/3/31	300	368
Eaton Corp.	5.600%	5/15/18	125	138

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Embraer Overseas Ltd.	6.375%	1/24/17	100	104
	Embraer Overseas Ltd.	6.375%	1/15/20	175	185
	Emerson Electric Co.	4.625%	10/15/12	1,075	1,145
	Emerson Electric Co.	4.875%	10/15/19	125	135
	Emerson Electric Co.	4.250%	11/15/20	25	26
	Emerson Electric Co.	5.250%	11/15/39	25	25
	General Dynamics Corp.	4.250%	5/15/13	650	696
	General Electric Co.	5.000%	2/1/13	1,400	1,497
	General Electric Co.	5.250%	12/6/17	1,850	1,990
	Goodrich Corp.	6.125%	3/1/19	525	592
	Goodrich Corp.	4.875%	3/1/20	625	653
	Harsco Corp.	2.700%	10/15/15	300	292
	Harsco Corp.	5.750%	5/15/18	350	382
	Honeywell International Inc.	4.250%	3/1/13	175	187
	Honeywell International Inc.	5.300%	3/15/17	275	303
	Honeywell International Inc.	5.300%	3/1/18	150	167
	Illinois Tool Works Inc.	5.150%	4/1/14	325	358
	Illinois Tool Works Inc.	6.250%	4/1/19	450	525
	Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	225	248
	Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	650	782
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	259
	John Deere Capital Corp.	5.250%	10/1/12	375	403
	John Deere Capital Corp.	4.950%	12/17/12	50	54
	John Deere Capital Corp.	4.900%	9/9/13	525	572
	John Deere Capital Corp.	2.950%	3/9/15	125	128
	John Deere Capital Corp.	2.800%	9/18/17	550	534
	Joy Global Inc.	6.000%	11/15/16	250	271
	L-3 Communications Corp.	5.200%	10/15/19	200	205
	L-3 Communications Corp.	4.750%	7/15/20	650	643
	Lafarge SA	7.125%	7/15/36	525	507
	Lockheed Martin Corp.	7.650%	5/1/16	250	305
	Lockheed Martin Corp.	6.150%	9/1/36	450	493
	Lockheed Martin Corp.	5.500%	11/15/39	25	26
7	Lockheed Martin Corp.	5.720%	6/1/40	316	326
	Martin Marietta Materials Inc.	6.600%	4/15/18	400	431
	Owens Corning	6.500%	12/1/16	600	634
	Parker Hannifin Corp.	5.500%	5/15/18	125	139
	Parker Hannifin Corp.	3.500%	9/15/22	75	70
	Parker Hannifin Corp.	6.250%	5/15/38	75	85
	Raytheon Co.	3.125%	10/15/20	200	184
	Raytheon Co.	7.200%	8/15/27	75	92
	Raytheon Co.	4.875%	10/15/40	100	94
	Republic Services Inc.	5.250%	11/15/21	425	448
	Republic Services Inc.	6.200%	3/1/40	75	82
	Rockwell Automation Inc.	5.650%	12/1/17	25	28
	Rockwell Automation Inc.	6.700%	1/15/28	200	230
	Rockwell Automation Inc.	6.250%	12/1/37	325	359
	Rockwell Collins Inc.	5.250%	7/15/19	50	54
	Roper Industries Inc.	6.250%	9/1/19	650	722
	Sonoco Products Co.	5.750%	11/1/40	175	169
	Stanley Black & Decker Inc.	5.200%	9/1/40	150	140
4,7	Systems 2001 AT LLC	7.156%	12/15/11	78	82
	Tyco International Finance SA	8.500%	1/15/19	175	224
	Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	400	477
	United Technologies Corp.	6.125%	2/1/19	925	1,081
	United Technologies Corp.	4.500%	4/15/20	325	342
	United Technologies Corp.	7.500%	9/15/29	100	127
	United Technologies Corp.	5.400%	5/1/35	400	408
	United Technologies Corp.	6.125%	7/15/38	500	572
	United Technologies Corp.	5.700%	4/15/40	350	382
	Vulcan Materials Co.	6.300%	6/15/13	175	185
	Vulcan Materials Co.	7.000%	6/15/18	325	341
	Waste Management Inc.	5.000%	3/15/14	675	729
	Waste Management Inc.	7.100%	8/1/26	325	376

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Waste Management Inc.	6.125%	11/30/39	400	424
Communication (0.8%)
America Movil SAB de CV	5.000%	10/16/19	400	417
America Movil SAB de CV	5.000%	3/30/20	400	416
America Movil SAB de CV	6.375%	3/1/35	200	220
America Movil SAB de CV	6.125%	11/15/37	300	320
America Movil SAB de CV	6.125%	3/30/40	475	507
American Tower Corp.	4.625%	4/1/15	75	78
American Tower Corp.	4.500%	1/15/18	400	395
AT&T Corp.	8.000%	11/15/31	1,251	1,575
AT&T Inc.	5.875%	2/1/12	345	364
AT&T Inc.	5.875%	8/15/12	155	167
AT&T Inc.	6.700%	11/15/13	300	341
AT&T Inc.	4.850%	2/15/14	450	485
AT&T Inc.	5.100%	9/15/14	1,575	1,724
AT&T Inc.	2.500%	8/15/15	1,875	1,872
AT&T Inc.	5.625%	6/15/16	600	674
AT&T Inc.	5.500%	2/1/18	300	332
AT&T Inc.	5.800%	2/15/19	75	84
AT&T Inc.	6.450%	6/15/34	1,000	1,062
AT&T Inc.	6.500%	9/1/37	425	460
AT&T Inc.	6.300%	1/15/38	175	185
AT&T Inc.	6.400%	5/15/38	675	723
7 AT&T Inc.	5.350%	9/1/40	170	159
AT&T Mobility LLC	7.125%	12/15/31	1,000	1,175
Bellsouth Capital Funding Corp.	7.875%	2/15/30	150	183
BellSouth Corp.	5.200%	12/15/16	250	276
BellSouth Corp.	6.875%	10/15/31	325	355
BellSouth Corp.	6.550%	6/15/34	700	739
BellSouth Corp.	6.000%	11/15/34	290	286
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,658
British Telecommunications plc	9.875%	12/15/30	1,125	1,496
CBS Corp.	5.625%	8/15/12	32	34
CBS Corp.	5.750%	4/15/20	75	80
CBS Corp.	7.875%	7/30/30	400	470
CBS Corp.	5.500%	5/15/33	200	183
Cellco Partnership / Verizon Wireless Capital LLC	5.250%	2/1/12	450	471
Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	1,375	1,596
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	525	581
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	525	688
CenturyLink Inc.	5.000%	2/15/15	150	154
CenturyLink Inc.	6.875%	1/15/28	150	145
CenturyLink Inc.	7.600%	9/15/39	250	250
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,529
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,062
Comcast Corp.	6.500%	1/15/15	700	797
Comcast Corp.	5.900%	3/15/16	650	728
Comcast Corp.	5.700%	7/1/19	750	820
Comcast Corp.	6.500%	11/15/35	1,075	1,152
Comcast Corp.	6.450%	3/15/37	50	53
Comcast Corp.	6.950%	8/15/37	250	283
Comcast Corp.	6.400%	5/15/38	600	637
COX Communications Inc.	4.625%	6/1/13	200	214
COX Communications Inc.	5.450%	12/15/14	150	165
COX Communications Inc.	5.500%	10/1/15	600	661
Deutsche Telekom International Finance BV	5.875%	8/20/13	325	359
Deutsche Telekom International Finance BV	4.875%	7/8/14	25	27
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	478
Deutsche Telekom International Finance BV	6.000%	7/8/19	25	28
Deutsche Telekom International Finance BV	8.750%	6/15/30	650	871
DIRECTV Holdings LLC	3.550%	3/15/15	375	380
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	325	346
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	7.625%	5/15/16	100	111

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	1,450	1,578
Embarq Corp.	7.082%	6/1/16	875	975
Embarq Corp.	7.995%	6/1/36	200	219
France Telecom SA	4.375%	7/8/14	525	562
France Telecom SA	5.375%	7/8/19	525	585
France Telecom SA	8.500%	3/1/31	475	643
Grupo Televisa SA	6.625%	3/18/25	450	506
GTE Corp.	6.940%	4/15/28	325	363
McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	375
7 NBC Universal Inc.	2.100%	4/1/14	550	549
7 NBC Universal Inc.	3.650%	4/30/15	425	436
7 NBC Universal Inc.	2.875%	4/1/16	300	293
7 NBC Universal Inc.	5.150%	4/30/20	175	182
7 NBC Universal Inc.	4.375%	4/1/21	300	290
7 NBC Universal Inc.	6.400%	4/30/40	350	367
7 NBC Universal Inc.	5.950%	4/1/41	225	225
New Cingular Wireless Services Inc.	8.125%	5/1/12	600	656
News America Holdings Inc.	8.150%	10/17/36	385	473
News America Inc.	5.650%	8/15/20	650	727
News America Inc.	6.550%	3/15/33	600	640
News America Inc.	6.200%	12/15/34	725	758
News America Inc.	6.400%	12/15/35	450	482
News America Inc.	6.900%	8/15/39	50	57
Omnicom Group Inc.	5.900%	4/15/16	50	56
Omnicom Group Inc.	4.450%	8/15/20	500	490
Pacific Bell Telephone Co.	7.125%	3/15/26	200	231
Qwest Corp.	8.875%	3/15/12	425	460
Qwest Corp.	8.375%	5/1/16	325	385
Qwest Corp.	6.500%	6/1/17	275	297
Qwest Corp.	7.500%	6/15/23	350	348
Qwest Corp.	7.250%	9/15/25	175	184
Qwest Corp.	6.875%	9/15/33	375	367
Qwest Corp.	7.125%	11/15/43	550	536
Reed Elsevier Capital Inc.	4.625%	6/15/12	100	104
Reed Elsevier Capital Inc.	7.750%	1/15/14	175	201
Reed Elsevier Capital Inc.	8.625%	1/15/19	200	255
Rogers Communications Inc.	6.375%	3/1/14	50	56
Rogers Communications Inc.	5.500%	3/15/14	250	272
Rogers Communications Inc.	6.800%	8/15/18	950	1,139
RR Donnelley & Sons Co.	8.600%	8/15/16	400	458
RR Donnelley & Sons Co.	7.625%	6/15/20	250	268
Telecom Italia Capital SA	5.250%	11/15/13	325	339
Telecom Italia Capital SA	4.950%	9/30/14	1,000	1,024
Telecom Italia Capital SA	5.250%	10/1/15	1,300	1,326
Telecom Italia Capital SA	7.175%	6/18/19	50	54
Telecom Italia Capital SA	6.375%	11/15/33	205	176
Telecom Italia Capital SA	7.200%	7/18/36	475	449
Telecom Italia Capital SA	7.721%	6/4/38	500	495
Telefonica Emisiones SAU	2.582%	4/26/13	275	275
Telefonica Emisiones SAU	4.949%	1/15/15	625	647
Telefonica Emisiones SAU	3.729%	4/27/15	300	297
Telefonica Emisiones SAU	6.421%	6/20/16	475	519
Telefonica Emisiones SAU	5.877%	7/15/19	300	308
Telefonica Emisiones SAU	5.134%	4/27/20	500	484
Telefonica Europe BV	8.250%	9/15/30	750	876
Telefonos de Mexico SAB de CV	5.500%	1/27/15	850	918
Thomson Reuters Corp.	5.950%	7/15/13	75	83
Thomson Reuters Corp.	5.700%	10/1/14	850	944
Thomson Reuters Corp.	6.500%	7/15/18	50	58
Thomson Reuters Corp.	4.700%	10/15/19	125	132
Thomson Reuters Corp.	5.500%	8/15/35	50	50
Thomson Reuters Corp.	5.850%	4/15/40	275	287
Time Warner Cable Inc.	5.400%	7/2/12	400	424
Time Warner Cable Inc.	6.200%	7/1/13	300	333

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Cable Inc.	7.500%	4/1/14	650	747
Time Warner Cable Inc.	3.500%	2/1/15	300	308
Time Warner Cable Inc.	5.850%	5/1/17	825	919
Time Warner Cable Inc.	8.250%	4/1/19	700	866
Time Warner Cable Inc.	5.000%	2/1/20	825	849
Time Warner Cable Inc.	6.550%	5/1/37	550	586
Time Warner Cable Inc.	6.750%	6/15/39	675	744
Time Warner Cable Inc.	5.875%	11/15/40	490	485
Time Warner Entertainment Co. LP	10.150%	5/1/12	200	222
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,007
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	126
United States Cellular Corp.	6.700%	12/15/33	350	340
Verizon Communications Inc.	5.250%	4/15/13	650	708
Verizon Communications Inc.	5.550%	2/15/16	500	558
Verizon Communications Inc.	5.500%	2/15/18	500	551
Verizon Communications Inc.	6.100%	4/15/18	100	114
Verizon Communications Inc.	8.750%	11/1/18	275	359
Verizon Communications Inc.	6.350%	4/1/19	525	607
Verizon Communications Inc.	5.850%	9/15/35	500	517
Verizon Communications Inc.	6.250%	4/1/37	150	162
Verizon Communications Inc.	6.900%	4/15/38	350	408
Verizon Communications Inc.	8.950%	3/1/39	1,250	1,787
Verizon Global Funding Corp.	6.875%	6/15/12	2,000	2,172
Verizon Global Funding Corp.	7.750%	12/1/30	725	903
Verizon Maryland Inc.	6.125%	3/1/12	500	528
Verizon New England Inc.	7.875%	11/15/29	250	271
Verizon New York Inc.	6.875%	4/1/12	300	320
Verizon Virginia Inc.	4.625%	3/15/13	450	474
Vodafone Group plc	5.350%	2/27/12	200	210
Vodafone Group plc	5.000%	12/16/13	600	654
Vodafone Group plc	5.750%	3/15/16	300	336
Vodafone Group plc	5.625%	2/27/17	550	614
Vodafone Group plc	4.625%	7/15/18	125	132
Vodafone Group plc	5.450%	6/10/19	275	303
Vodafone Group plc	7.875%	2/15/30	425	531
Vodafone Group plc	6.250%	11/30/32	350	375
Vodafone Group plc	6.150%	2/27/37	75	80
Washington Post Co.	7.250%	2/1/19	150	171
WPP Finance UK	5.875%	6/15/14	425	459
Consumer Cyclical (0.4%)
AutoZone Inc.	6.500%	1/15/14	300	333
AutoZone Inc.	5.750%	1/15/15	325	358
Best Buy Co. Inc.	6.750%	7/15/13	125	137
BorgWarner Inc.	4.625%	9/15/20	50	49
Costco Wholesale Corp.	5.500%	3/15/17	475	540
CVS Caremark Corp.	4.875%	9/15/14	175	190
CVS Caremark Corp.	3.250%	5/18/15	100	102
CVS Caremark Corp.	5.750%	6/1/17	175	195
CVS Caremark Corp.	6.600%	3/15/19	1,575	1,846
CVS Caremark Corp.	6.250%	6/1/27	125	138
4 CVS Caremark Corp.	6.302%	6/1/37	425	411
Daimler Finance North America LLC	7.300%	1/15/12	1,175	1,251
Daimler Finance North America LLC	6.500%	11/15/13	875	990
Daimler Finance North America LLC	8.500%	1/18/31	450	596
Darden Restaurants Inc.	5.625%	10/15/12	225	241
Darden Restaurants Inc.	6.200%	10/15/17	150	167
Darden Restaurants Inc.	6.800%	10/15/37	275	295
eBay Inc.	0.875%	10/15/13	125	124
eBay Inc.	1.625%	10/15/15	125	120
eBay Inc.	3.250%	10/15/20	125	116
Expedia Inc.	5.950%	8/15/20	150	151
Historic TW Inc.	9.150%	2/1/23	975	1,280
Historic TW Inc.	6.625%	5/15/29	200	221

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Home Depot Inc.	5.250%	12/16/13	775	851
Home Depot Inc.	5.400%	3/1/16	1,100	1,230
Home Depot Inc.	5.875%	12/16/36	1,250	1,301
International Game Technology	7.500%	6/15/19	125	142
International Game Technology	5.500%	6/15/20	125	127
Johnson Controls Inc.	5.000%	3/30/20	200	212
Johnson Controls Inc.	6.000%	1/15/36	125	128
Kohl's Corp.	6.250%	12/15/17	200	231
Kohl's Corp.	6.000%	1/15/33	225	228
Kohl's Corp.	6.875%	12/15/37	100	115
Lowe's Cos. Inc.	5.000%	10/15/15	75	83
Lowe's Cos. Inc.	6.100%	9/15/17	200	232
Lowe's Cos. Inc.	4.625%	4/15/20	200	210
Lowe's Cos. Inc.	6.875%	2/15/28	367	425
Lowe's Cos. Inc.	5.800%	4/15/40	100	106
Marriott International Inc.	4.625%	6/15/12	400	415
Marriott International Inc.	5.625%	2/15/13	200	213
Marriott International Inc.	6.200%	6/15/16	150	165
Marriott International Inc.	6.375%	6/15/17	50	56
McDonald's Corp.	5.300%	3/15/17	400	444
McDonald's Corp.	5.800%	10/15/17	300	346
McDonald's Corp.	5.350%	3/1/18	350	393
McDonald's Corp.	6.300%	3/1/38	300	353
McDonald's Corp.	5.700%	2/1/39	25	27
Nordstrom Inc.	4.750%	5/1/20	600	607
Nordstrom Inc.	6.950%	3/15/28	200	221
Nordstrom Inc.	7.000%	1/15/38	150	171
PACCAR Financial Corp.	1.950%	12/17/12	225	229
PACCAR Inc.	6.875%	2/15/14	200	228
Staples Inc.	9.750%	1/15/14	1,025	1,238
Target Corp.	5.125%	1/15/13	675	728
Target Corp.	4.000%	6/15/13	525	561
Target Corp.	5.375%	5/1/17	200	225
Target Corp.	3.875%	7/15/20	350	349
Target Corp.	7.000%	7/15/31	175	208
Target Corp.	6.350%	11/1/32	450	505
Target Corp.	7.000%	1/15/38	700	866
Time Warner Inc.	3.150%	7/15/15	450	456
Time Warner Inc.	4.875%	3/15/20	625	650
Time Warner Inc.	4.700%	1/15/21	200	203
Time Warner Inc.	7.625%	4/15/31	460	556
Time Warner Inc.	7.700%	5/1/32	590	722
Time Warner Inc.	6.200%	3/15/40	150	159
Time Warner Inc.	6.100%	7/15/40	250	261
TJX Cos. Inc.	6.950%	4/15/19	175	213
Toll Brothers Finance Corp.	5.150%	5/15/15	400	407
Toyota Motor Credit Corp.	3.200%	6/17/15	700	726
VF Corp.	5.950%	11/1/17	250	279
VF Corp.	6.450%	11/1/37	150	167
Viacom Inc.	4.375%	9/15/14	350	372
Viacom Inc.	6.250%	4/30/16	275	313
Viacom Inc.	5.625%	9/15/19	650	723
Wal-Mart Stores Inc.	4.550%	5/1/13	2,275	2,449
Wal-Mart Stores Inc.	7.250%	6/1/13	150	171
Wal-Mart Stores Inc.	3.200%	5/15/14	550	575
Wal-Mart Stores Inc.	4.500%	7/1/15	450	491
Wal-Mart Stores Inc.	5.375%	4/5/17	200	227
Wal-Mart Stores Inc.	5.800%	2/15/18	200	229
Wal-Mart Stores Inc.	3.250%	10/25/20	1,725	1,629
Wal-Mart Stores Inc.	5.875%	4/5/27	1,950	2,167
Wal-Mart Stores Inc.	5.250%	9/1/35	175	176
Wal-Mart Stores Inc.	6.500%	8/15/37	550	648
Wal-Mart Stores Inc.	5.000%	10/25/40	500	485
Walgreen Co.	5.250%	1/15/19	875	972

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walt Disney Co.	6.375%	3/1/12	150	160
Walt Disney Co.	4.500%	12/15/13	125	136
Walt Disney Co.	5.625%	9/15/16	50	58
Walt Disney Co.	7.000%	3/1/32	400	492
Western Union Co.	6.500%	2/26/14	300	336
Western Union Co.	5.930%	10/1/16	400	448
Western Union Co.	6.200%	11/17/36	325	322
Yum! Brands Inc.	7.700%	7/1/12	250	272
Yum! Brands Inc.	6.875%	11/15/37	750	857
Consumer Noncyclical (1.0%)
Abbott Laboratories	4.350%	3/15/14	250	269
Abbott Laboratories	5.875%	5/15/16	1,350	1,556
Abbott Laboratories	5.600%	11/30/17	475	544
Abbott Laboratories	4.125%	5/27/20	500	509
Abbott Laboratories	6.150%	11/30/37	325	371
Abbott Laboratories	6.000%	4/1/39	325	366
Allergan Inc.	5.750%	4/1/16	125	143
Altria Group Inc.	8.500%	11/10/13	1,325	1,568
Altria Group Inc.	9.700%	11/10/18	1,200	1,582
Altria Group Inc.	9.950%	11/10/38	275	386
Altria Group Inc.	10.200%	2/6/39	675	970
AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,299
Amgen Inc.	4.850%	11/18/14	500	549
Amgen Inc.	5.850%	6/1/17	125	143
Amgen Inc.	5.700%	2/1/19	75	86
Amgen Inc.	3.450%	10/1/20	275	262
Amgen Inc.	6.375%	6/1/37	400	453
Amgen Inc.	6.400%	2/1/39	700	801
Amgen Inc.	4.950%	10/1/41	100	94
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	250	275
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	900	1,045
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	450	464
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	350	357
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	525	554
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	975	1,061
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	675	713
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	286
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	379
AstraZeneca plc	5.400%	9/15/12	750	809
AstraZeneca plc	5.400%	6/1/14	875	974
AstraZeneca plc	6.450%	9/15/37	1,175	1,386
Baxter International Inc.	4.625%	3/15/15	250	272
Baxter International Inc.	5.900%	9/1/16	150	174
Baxter International Inc.	6.250%	12/1/37	100	114
Becton Dickinson and Co.	5.000%	5/15/19	50	54
Becton Dickinson and Co.	3.250%	11/12/20	550	515
Biogen Idec Inc.	6.000%	3/1/13	600	648
Bottling Group LLC	4.625%	11/15/12	300	321
Bottling Group LLC	5.000%	11/15/13	100	110
Bottling Group LLC	6.950%	3/15/14	500	578
Bottling Group LLC	5.500%	4/1/16	1,275	1,453
Bristol-Myers Squibb Co.	5.450%	5/1/18	300	340
Bristol-Myers Squibb Co.	5.875%	11/15/36	642	710
Bunge Ltd. Finance Corp.	5.350%	4/15/14	350	367
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	911
Campbell Soup Co.	3.050%	7/15/17	50	50
Cardinal Health Inc.	4.000%	6/15/15	100	103
Cardinal Health Inc.	4.625%	12/15/20	350	347
CareFusion Corp.	4.125%	8/1/12	50	52
CareFusion Corp.	5.125%	8/1/14	100	108
CareFusion Corp.	6.375%	8/1/19	75	85
Celgene Corp.	2.450%	10/15/15	75	73
Celgene Corp.	3.950%	10/15/20	50	48

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Celgene Corp.	5.700%	10/15/40	75	72
Church & Dwight Co. Inc.	3.350%	12/15/15	100	100
Cia de Bebidas das Americas	8.750%	9/15/13	25	29
Clorox Co.	5.000%	3/1/13	375	402
Clorox Co.	3.550%	11/1/15	325	335
Coca-Cola Co.	0.750%	11/15/13	50	49
Coca-Cola Co.	1.500%	11/15/15	100	96
Coca-Cola Co.	5.350%	11/15/17	175	198
Coca-Cola Co.	4.875%	3/15/19	725	793
Coca-Cola Co.	3.150%	11/15/20	125	117
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	103
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	600	698
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	300	323
ConAgra Foods Inc.	5.875%	4/15/14	275	303
ConAgra Foods Inc.	7.125%	10/1/26	50	57
ConAgra Foods Inc.	7.000%	10/1/28	100	112
Corn Products International Inc.	3.200%	11/1/15	25	25
Corn Products International Inc.	4.625%	11/1/20	50	49
Corn Products International Inc.	6.625%	4/15/37	75	78
Covidien International Finance SA	1.875%	6/15/13	525	530
Covidien International Finance SA	6.550%	10/15/37	525	619
CR Bard Inc.	6.700%	12/1/26	450	536
Delhaize Group SA	5.875%	2/1/14	250	275
Diageo Capital plc	5.200%	1/30/13	75	81
Diageo Capital plc	5.750%	10/23/17	75	86
Diageo Finance BV	5.300%	10/28/15	625	696
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	150	153
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	375	413
Eli Lilly & Co.	3.550%	3/6/12	125	129
Eli Lilly & Co.	6.000%	3/15/12	125	133
Eli Lilly & Co.	5.500%	3/15/27	625	667
Express Scripts Inc.	5.250%	6/15/12	225	238
Express Scripts Inc.	6.250%	6/15/14	250	279
Express Scripts Inc.	7.250%	6/15/19	75	89
Fortune Brands Inc.	3.000%	6/1/12	350	355
Fortune Brands Inc.	6.375%	6/15/14	475	514
Fortune Brands Inc.	5.375%	1/15/16	25	26
Fortune Brands Inc.	5.875%	1/15/36	250	218
Genentech Inc.	4.750%	7/15/15	150	165
Genentech Inc.	5.250%	7/15/35	325	329
General Mills Inc.	6.000%	2/15/12	592	625
General Mills Inc.	5.650%	9/10/12	250	269
General Mills Inc.	5.200%	3/17/15	875	967
General Mills Inc.	5.700%	2/15/17	575	646
General Mills Inc.	5.650%	2/15/19	875	974
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	700	758
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,025	1,105
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	309
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,050	1,238
Hasbro Inc.	6.300%	9/15/17	550	594
Hershey Co.	5.450%	9/1/16	150	167
Hershey Co.	4.125%	12/1/20	25	25
Hospira Inc.	5.900%	6/15/14	200	220
Johnson & Johnson	5.150%	8/15/12	400	429
Johnson & Johnson	5.150%	7/15/18	125	142
Johnson & Johnson	6.950%	9/1/29	100	126
Johnson & Johnson	4.950%	5/15/33	550	560
Johnson & Johnson	5.850%	7/15/38	325	373
Kellogg Co.	5.125%	12/3/12	225	242
Kellogg Co.	4.250%	3/6/13	125	133
Kellogg Co.	4.150%	11/15/19	250	255
Kellogg Co.	4.000%	12/15/20	1,025	1,007
Kellogg Co.	7.450%	4/1/31	150	188
Kimberly-Clark Corp.	4.875%	8/15/15	650	720

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kimberly-Clark Corp.	6.125%	8/1/17	200	233
Kimberly-Clark Corp.	3.625%	8/1/20	250	247
Koninklijke Philips Electronics NV	4.625%	3/11/13	150	160
Koninklijke Philips Electronics NV	5.750%	3/11/18	250	281
Koninklijke Philips Electronics NV	6.875%	3/11/38	200	239
Kraft Foods Inc.	2.625%	5/8/13	800	822
Kraft Foods Inc.	6.750%	2/19/14	125	142
Kraft Foods Inc.	4.125%	2/9/16	1,425	1,494
Kraft Foods Inc.	6.500%	8/11/17	525	611
Kraft Foods Inc.	6.125%	8/23/18	750	857
Kraft Foods Inc.	5.375%	2/10/20	150	161
Kraft Foods Inc.	6.500%	11/1/31	875	971
Kraft Foods Inc.	7.000%	8/11/37	725	851
Kraft Foods Inc.	6.875%	2/1/38	700	810
Kraft Foods Inc.	6.875%	1/26/39	250	291
Kraft Foods Inc.	6.500%	2/9/40	450	502
Kroger Co.	6.200%	6/15/12	25	27
Kroger Co.	4.950%	1/15/15	500	540
Kroger Co.	3.900%	10/1/15	350	365
Kroger Co.	8.000%	9/15/29	750	930
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	356
Laboratory Corp. of America Holdings	4.625%	11/15/20	600	595
Life Technologies Corp.	4.400%	3/1/15	225	233
Life Technologies Corp.	3.500%	1/15/16	50	50
Life Technologies Corp.	6.000%	3/1/20	200	214
Life Technologies Corp.	5.000%	1/15/21	100	99
Lorillard Tobacco Co.	8.125%	6/23/19	400	446
Lorillard Tobacco Co.	6.875%	5/1/20	250	258
McKesson Corp.	7.750%	2/1/12	350	374
McKesson Corp.	5.250%	3/1/13	75	80
Mead Johnson Nutrition Co.	3.500%	11/1/14	75	77
Mead Johnson Nutrition Co.	4.900%	11/1/19	150	158
Mead Johnson Nutrition Co.	5.900%	11/1/39	125	129
Medco Health Solutions Inc.	7.250%	8/15/13	675	765
Medco Health Solutions Inc.	7.125%	3/15/18	600	710
Medtronic Inc.	3.000%	3/15/15	425	437
Medtronic Inc.	4.750%	9/15/15	550	607
Medtronic Inc.	4.450%	3/15/20	175	182
Medtronic Inc.	5.550%	3/15/40	75	80
Merck & Co. Inc.	4.750%	3/1/15	275	303
Merck & Co. Inc.	4.000%	6/30/15	350	376
Merck & Co. Inc.	2.250%	1/15/16	125	124
Merck & Co. Inc.	6.000%	9/15/17	500	585
Merck & Co. Inc.	5.000%	6/30/19	375	414
Merck & Co. Inc.	3.875%	1/15/21	350	348
Merck & Co. Inc.	6.400%	3/1/28	225	260
Merck & Co. Inc.	5.950%	12/1/28	250	278
Merck & Co. Inc.	6.550%	9/15/37	850	1,036
Merck & Co. Inc.	5.850%	6/30/39	100	112
Novant Health Inc.	5.850%	11/1/19	300	318
Novartis Capital Corp.	1.900%	4/24/13	250	254
Novartis Capital Corp.	4.125%	2/10/14	1,000	1,069
Novartis Capital Corp.	2.900%	4/24/15	450	461
Novartis Securities Investment Ltd.	5.125%	2/10/19	1,250	1,384
PepsiAmericas Inc.	5.750%	7/31/12	225	242
PepsiAmericas Inc.	5.000%	5/15/17	450	489
PepsiCo Inc.	5.150%	5/15/12	125	132
PepsiCo Inc.	4.650%	2/15/13	250	268
PepsiCo Inc.	3.750%	3/1/14	875	924
PepsiCo Inc.	5.000%	6/1/18	775	851
PepsiCo Inc.	7.900%	11/1/18	2,250	2,883
Pfizer Inc.	4.450%	3/15/12	1,175	1,227
Pfizer Inc.	5.350%	3/15/15	825	928
Pfizer Inc.	6.200%	3/15/19	1,125	1,323

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pfizer Inc.	7.200%	3/15/39	800	1,033
Philip Morris International Inc.	4.875%	5/16/13	625	676
Philip Morris International Inc.	6.875%	3/17/14	475	546
Philip Morris International Inc.	5.650%	5/16/18	275	312
Philip Morris International Inc.	6.375%	5/16/38	825	959
4 Procter & Gamble - Esop	9.360%	1/1/21	956	1,211
Procter & Gamble Co.	4.950%	8/15/14	100	111
Procter & Gamble Co.	3.500%	2/15/15	525	552
Procter & Gamble Co.	4.700%	2/15/19	175	190
Procter & Gamble Co.	6.450%	1/15/26	600	710
Quest Diagnostics Inc.	5.450%	11/1/15	250	270
Reynolds American Inc.	7.250%	6/1/12	200	214
Reynolds American Inc.	6.750%	6/15/17	100	111
Reynolds American Inc.	7.250%	6/15/37	375	381
Safeway Inc.	6.250%	3/15/14	300	332
Safeway Inc.	3.950%	8/15/20	925	876
Safeway Inc.	7.250%	2/1/31	50	56
St. Jude Medical Inc.	2.200%	9/15/13	300	305
St. Jude Medical Inc.	3.750%	7/15/14	425	448
St. Jude Medical Inc.	4.875%	7/15/19	75	79
Stryker Corp.	3.000%	1/15/15	100	102
Stryker Corp.	4.375%	1/15/20	100	103
Sysco Corp.	5.250%	2/12/18	300	329
Sysco Corp.	5.375%	9/21/35	500	514
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	150	169
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	225	229
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	600	605
Thermo Fisher Scientific Inc.	2.150%	12/28/12	125	127
Thermo Fisher Scientific Inc.	3.250%	11/20/14	100	103
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	408
Unilever Capital Corp.	3.650%	2/15/14	275	289
Unilever Capital Corp.	4.800%	2/15/19	150	162
UST LLC	5.750%	3/1/18	250	268
Whirlpool Corp.	5.500%	3/1/13	250	265
Wyeth	5.500%	2/15/16	400	453
Wyeth	6.450%	2/1/24	400	470
Wyeth	6.500%	2/1/34	200	234
Wyeth	6.000%	2/15/36	1,225	1,353
Wyeth	5.950%	4/1/37	150	165
Energy (0.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	862
Anadarko Petroleum Corp.	7.625%	3/15/14	300	336
Anadarko Petroleum Corp.	5.750%	6/15/14	125	134
Anadarko Petroleum Corp.	6.950%	6/15/19	50	56
Anadarko Petroleum Corp.	6.450%	9/15/36	650	646
Anadarko Petroleum Corp.	7.950%	6/15/39	125	144
Apache Corp.	6.000%	9/15/13	300	337
Apache Corp.	5.625%	1/15/17	75	86
Apache Corp.	6.900%	9/15/18	500	603
Apache Corp.	3.625%	2/1/21	250	241
Apache Corp.	5.100%	9/1/40	100	97
Apache Corp.	5.250%	2/1/42	500	495
Apache Finance Canada Corp.	7.750%	12/15/29	225	286
Baker Hughes Inc.	6.875%	1/15/29	400	481
Baker Hughes Inc.	5.125%	9/15/40	50	49
BJ Services Co.	6.000%	6/1/18	100	115
BP Capital Markets plc	5.250%	11/7/13	750	813
BP Capital Markets plc	3.625%	5/8/14	300	309
BP Capital Markets plc	3.875%	3/10/15	250	259
BP Capital Markets plc	3.125%	10/1/15	800	796
BP Capital Markets plc	4.750%	3/10/19	750	774
Burlington Resources Finance Co.	7.400%	12/1/31	600	724

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Canadian Natural Resources Ltd.	5.450%	10/1/12	250	268
Canadian Natural Resources Ltd.	4.900%	12/1/14	175	191
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	598
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	443
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	481
Cenovus Energy Inc.	4.500%	9/15/14	950	1,019
Cenovus Energy Inc.	5.700%	10/15/19	475	538
Cenovus Energy Inc.	6.750%	11/15/39	375	437
Chevron Corp.	3.450%	3/3/12	175	181
Chevron Corp.	3.950%	3/3/14	500	534
Chevron Corp.	4.950%	3/3/19	750	841
ConocoPhillips	4.750%	2/1/14	250	271
ConocoPhillips	4.600%	1/15/15	200	218
ConocoPhillips	5.750%	2/1/19	1,575	1,794
ConocoPhillips	5.900%	10/15/32	150	165
ConocoPhillips	6.500%	2/1/39	175	207
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	250	268
ConocoPhillips Holding Co.	6.950%	4/15/29	275	338
Devon Energy Corp.	5.625%	1/15/14	525	580
Devon Energy Corp.	7.950%	4/15/32	25	33
Devon Financing Corp. ULC	7.875%	9/30/31	425	562
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	108
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	83
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	223
Encana Corp.	4.750%	10/15/13	25	27
Encana Corp.	7.200%	11/1/31	625	706
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	56
EOG Resources Inc.	6.125%	10/1/13	575	644
EOG Resources Inc.	5.625%	6/1/19	275	305
EOG Resources Inc.	4.100%	2/1/21	150	148
Halliburton Co.	6.700%	9/15/38	250	293
Halliburton Co.	7.450%	9/15/39	450	575
Hess Corp.	8.125%	2/15/19	600	759
Hess Corp.	7.875%	10/1/29	150	187
Hess Corp.	7.125%	3/15/33	375	442
Hess Corp.	5.600%	2/15/41	400	397
Husky Energy Inc.	6.250%	6/15/12	350	375
Husky Energy Inc.	7.250%	12/15/19	300	355
Husky Energy Inc.	6.800%	9/15/37	100	110
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,083
Kerr-McGee Corp.	7.875%	9/15/31	150	167
Marathon Oil Corp.	6.125%	3/15/12	475	503
Nabors Industries Inc.	9.250%	1/15/19	600	741
7 Nabors Industries Inc.	5.000%	9/15/20	100	97
Nexen Inc.	5.050%	11/20/13	400	425
Nexen Inc.	5.650%	5/15/17	175	186
Nexen Inc.	7.875%	3/15/32	100	111
Nexen Inc.	7.500%	7/30/39	625	680
Noble Energy Inc.	8.250%	3/1/19	300	374
Noble Holding International Ltd.	3.450%	8/1/15	75	77
Noble Holding International Ltd.	4.900%	8/1/20	100	104
Noble Holding International Ltd.	6.200%	8/1/40	200	213
Occidental Petroleum Corp.	6.750%	1/15/12	125	133
Occidental Petroleum Corp.	7.000%	11/1/13	150	174
Occidental Petroleum Corp.	2.500%	2/1/16	525	524
Occidental Petroleum Corp.	4.100%	2/1/21	600	610
PC Financial Partnership	5.000%	11/15/14	25	27
Petro-Canada	4.000%	7/15/13	75	79
Petro-Canada	6.050%	5/15/18	125	142
Petro-Canada	7.875%	6/15/26	100	119
Petro-Canada	5.350%	7/15/33	450	422
Petro-Canada	5.950%	5/15/35	500	513
Rowan Cos. Inc.	7.875%	8/1/19	125	145
Shell International Finance BV	1.875%	3/25/13	450	457

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Shell International Finance BV	4.000%	3/21/14	600	639
Shell International Finance BV	3.100%	6/28/15	1,075	1,103
Shell International Finance BV	3.250%	9/22/15	200	207
Shell International Finance BV	5.200%	3/22/17	300	334
Shell International Finance BV	4.300%	9/22/19	800	836
Shell International Finance BV	4.375%	3/25/20	475	498
Shell International Finance BV	6.375%	12/15/38	300	354
Shell International Finance BV	5.500%	3/25/40	175	187
Smith International Inc.	9.750%	3/15/19	600	827
Statoil ASA	3.875%	4/15/14	300	318
Statoil ASA	2.900%	10/15/14	75	78
Statoil ASA	3.125%	8/17/17	175	173
Statoil ASA	5.250%	4/15/19	650	722
Statoil ASA	7.150%	1/15/29	250	305
Statoil ASA	5.100%	8/17/40	100	100
Suncor Energy Inc.	6.100%	6/1/18	100	115
Suncor Energy Inc.	6.500%	6/15/38	1,075	1,194
Suncor Energy Inc.	6.850%	6/1/39	700	802
Sunoco Inc.	4.875%	10/15/14	175	181
Sunoco Inc.	5.750%	1/15/17	200	206
Talisman Energy Inc.	5.125%	5/15/15	100	108
Talisman Energy Inc.	3.750%	2/1/21	350	329
Talisman Energy Inc.	5.850%	2/1/37	650	655
Tosco Corp.	8.125%	2/15/30	1,150	1,489
Total Capital SA	3.000%	6/24/15	575	586
Total Capital SA	3.125%	10/2/15	25	26
Total Capital SA	4.450%	6/24/20	325	337
Transocean Inc.	5.250%	3/15/13	100	105
Transocean Inc.	4.950%	11/15/15	450	464
Transocean Inc.	6.000%	3/15/18	425	445
Transocean Inc.	6.500%	11/15/20	200	212
Transocean Inc.	7.500%	4/15/31	300	316
Valero Energy Corp.	6.875%	4/15/12	700	745
Valero Energy Corp.	4.500%	2/1/15	75	78
Valero Energy Corp.	6.125%	2/1/20	150	160
Valero Energy Corp.	7.500%	4/15/32	750	809
Valero Energy Corp.	6.625%	6/15/37	300	305
Weatherford International Inc.	6.800%	6/15/37	150	158
Weatherford International Ltd.	6.500%	8/1/36	800	812
Weatherford International Ltd. Bermuda	9.625%	3/1/19	775	998
Weatherford International Ltd. Bermuda	5.125%	9/15/20	300	300
Weatherford International Ltd. Bermuda	6.750%	9/15/40	250	261
Williams Cos. Inc.	7.500%	1/15/31	519	583
Williams Cos. Inc.	7.750%	6/15/31	149	170
XTO Energy Inc.	5.750%	12/15/13	900	1,015
XTO Energy Inc.	6.250%	8/1/17	400	469
XTO Energy Inc.	6.750%	8/1/37	300	374
Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	225	256
Massachusetts Development Finance Agency Revenue
(Harvard University)	4.875%	10/15/40	200	190
Technology (0.3%)
Adobe Systems Inc.	3.250%	2/1/15	200	204
Adobe Systems Inc.	4.750%	2/1/20	325	333
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Agilent Technologies Inc.	5.500%	9/14/15	550	595
Agilent Technologies Inc.	6.500%	11/1/17	350	388
Amphenol Corp.	4.750%	11/15/14	200	213
Analog Devices Inc.	5.000%	7/1/14	175	188
Arrow Electronics Inc.	3.375%	11/1/15	100	97
BMC Software Inc.	7.250%	6/1/18	175	202
7 Broadcom Corp.	1.500%	11/1/13	100	99
CA Inc.	5.375%	12/1/19	175	181

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cisco Systems Inc.	4.950%	2/15/19	125	136
Cisco Systems Inc.	4.450%	1/15/20	2,150	2,258
Cisco Systems Inc.	5.900%	2/15/39	425	469
Cisco Systems Inc.	5.500%	1/15/40	575	600
Computer Sciences Corp.	6.500%	3/15/18	125	136
Corning Inc.	6.625%	5/15/19	50	58
Dell Inc.	3.375%	6/15/12	625	646
Dell Inc.	1.400%	9/10/13	200	199
Dell Inc.	2.300%	9/10/15	275	268
Dell Inc.	5.875%	6/15/19	175	192
Dun & Bradstreet Corp.	2.875%	11/15/15	150	147
Equifax Inc.	6.300%	7/1/17	125	136
Equifax Inc.	7.000%	7/1/37	150	162
Fiserv Inc.	3.125%	10/1/15	150	149
Fiserv Inc.	6.800%	11/20/17	475	529
Fiserv Inc.	4.625%	10/1/20	100	97
Harris Corp.	5.000%	10/1/15	425	449
Harris Corp.	6.150%	12/15/40	25	26
Hewlett-Packard Co.	4.500%	3/1/13	625	667
Hewlett-Packard Co.	1.250%	9/13/13	300	299
Hewlett-Packard Co.	6.125%	3/1/14	1,050	1,188
Hewlett-Packard Co.	2.125%	9/13/15	200	197
Hewlett-Packard Co.	5.400%	3/1/17	225	251
Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,155
Hewlett-Packard Co.	3.750%	12/1/20	200	196
HP Enterprise Services LLC	6.000%	8/1/13	225	251
IBM International Group Capital LLC	5.050%	10/22/12	1,100	1,183
International Business Machines Corp.	7.500%	6/15/13	550	630
International Business Machines Corp.	1.000%	8/5/13	1,000	994
International Business Machines Corp.	2.000%	1/5/16	275	268
International Business Machines Corp.	5.700%	9/14/17	500	575
International Business Machines Corp.	5.600%	11/30/39	1,720	1,872
Intuit Inc.	5.400%	3/15/12	200	209
Lexmark International Inc.	5.900%	6/1/13	150	160
Lexmark International Inc.	6.650%	6/1/18	375	404
Maxim Integrated Products Inc.	3.450%	6/14/13	100	102
Microsoft Corp.	0.875%	9/27/13	150	149
Microsoft Corp.	2.950%	6/1/14	675	704
Microsoft Corp.	1.625%	9/25/15	200	195
Microsoft Corp.	4.200%	6/1/19	50	52
Microsoft Corp.	3.000%	10/1/20	250	236
Microsoft Corp.	5.200%	6/1/39	350	363
Microsoft Corp.	4.500%	10/1/40	125	117
Motorola Inc.	5.375%	11/15/12	275	290
Motorola Inc.	7.500%	5/15/25	75	81
Motorola Inc.	6.500%	11/15/28	19	19
Motorola Inc.	6.625%	11/15/37	26	26
Nokia Oyj	5.375%	5/15/19	175	184
Nokia Oyj	6.625%	5/15/39	100	106
Oracle Corp.	3.750%	7/8/14	200	212
Oracle Corp.	5.250%	1/15/16	1,900	2,129
Oracle Corp.	5.750%	4/15/18	300	341
Oracle Corp.	5.000%	7/8/19	975	1,057
Oracle Corp.	6.125%	7/8/39	500	558
7 Oracle Corp.	5.375%	7/15/40	600	607
Pitney Bowes Inc.	3.875%	6/15/13	225	233
Pitney Bowes Inc.	4.875%	8/15/14	25	26
Pitney Bowes Inc.	4.750%	1/15/16	1,300	1,339
7 SAIC Inc.	4.450%	12/1/20	75	75
7 SAIC Inc.	5.950%	12/1/40	75	76
Science Applications International Corp.	6.250%	7/1/12	100	108
Science Applications International Corp.	5.500%	7/1/33	100	96
Symantec Corp.	2.750%	9/15/15	50	49
Symantec Corp.	4.200%	9/15/20	75	69

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Xerox Corp.	5.500%	5/15/12	150	158
Xerox Corp.	8.250%	5/15/14	300	351
Xerox Corp.	6.400%	3/15/16	375	428
Xerox Corp.	6.750%	2/1/17	350	401
Xerox Corp.	6.350%	5/15/18	350	394
Xerox Corp.	5.625%	12/15/19	50	54
Transportation (0.2%)
4 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	123	147
Burlington Northern Santa Fe LLC	5.900%	7/1/12	350	375
Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	83
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	263
Burlington Northern Santa Fe LLC	7.000%	12/15/25	200	235
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	135
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	348
Canadian National Railway Co.	6.250%	8/1/34	350	400
Canadian National Railway Co.	6.200%	6/1/36	350	394
Canadian Pacific Railway Co.	7.125%	10/15/31	450	501
Canadian Pacific Railway Co.	5.950%	5/15/37	250	259
Con-way Inc.	6.700%	5/1/34	350	321
4 Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	9/15/17	500	522
4 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	146	163
CSX Corp.	6.300%	3/15/12	400	424
CSX Corp.	5.600%	5/1/17	25	27
CSX Corp.	7.900%	5/1/17	126	153
CSX Corp.	6.250%	3/15/18	725	829
CSX Corp.	7.375%	2/1/19	1,050	1,265
CSX Corp.	6.220%	4/30/40	174	187
4 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	8/10/22	244	261
4 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	708	787
4 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	100	100
JB Hunt Transport Services Inc.	3.375%	9/15/15	450	443
Norfolk Southern Corp.	5.750%	1/15/16	175	197
Norfolk Southern Corp.	7.700%	5/15/17	400	489
Norfolk Southern Corp.	5.750%	4/1/18	100	112
Norfolk Southern Corp.	5.900%	6/15/19	425	481
Norfolk Southern Corp.	5.590%	5/17/25	72	75
Norfolk Southern Corp.	7.800%	5/15/27	100	129
Norfolk Southern Corp.	5.640%	5/17/29	100	106
Norfolk Southern Corp.	7.050%	5/1/37	200	240
Norfolk Southern Corp.	7.900%	5/15/97	100	121
Norfolk Southern Railway Co.	9.750%	6/15/20	116	160
Ryder System Inc.	5.850%	3/1/14	250	268
Ryder System Inc.	3.600%	3/1/16	400	398
Ryder System Inc.	5.850%	11/1/16	75	82
Southwest Airlines Co.	5.750%	12/15/16	200	211
Southwest Airlines Co.	5.125%	3/1/17	400	403
4 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	133	147
Union Pacific Corp.	6.125%	1/15/12	25	26
Union Pacific Corp.	6.500%	4/15/12	38	41
Union Pacific Corp.	5.450%	1/31/13	650	701
Union Pacific Corp.	7.125%	2/1/28	500	574
Union Pacific Corp.	6.625%	2/1/29	200	226
Union Pacific Corp.	5.780%	7/15/40	775	779
United Parcel Service Inc.	3.875%	4/1/14	50	53
United Parcel Service Inc.	5.125%	4/1/19	175	195
United Parcel Service Inc.	3.125%	1/15/21	350	325
United Parcel Service Inc.	6.200%	1/15/38	595	691
				407,459
Utilities (0.9%)
Electric (0.7%)
AEP Texas Central Co.	6.650%	2/15/33	400	430
Alabama Power Co.	4.850%	12/15/12	200	215
Alabama Power Co.	5.500%	10/15/17	550	609

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ameren Energy Generating Co.	7.000%	4/15/18	1,025	1,017
Ameren Illinois Co.	6.125%	11/15/17	25	28
American Water Capital Corp.	6.593%	10/15/37	500	533
Appalachian Power Co.	3.400%	5/24/15	300	308
Arizona Public Service Co.	5.800%	6/30/14	50	55
Arizona Public Service Co.	4.650%	5/15/15	275	289
Carolina Power & Light Co.	6.500%	7/15/12	350	379
Carolina Power & Light Co.	5.125%	9/15/13	325	357
Carolina Power & Light Co.	5.300%	1/15/19	675	750
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	500	544
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	175	200
Cleco Power LLC	6.000%	12/1/40	175	171
Cleveland Electric Illuminating Co.	5.650%	12/15/13	325	357
Cleveland Electric Illuminating Co.	5.700%	4/1/17	500	538
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	241
Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	773
Commonwealth Edison Co.	5.950%	8/15/16	900	1,032
Commonwealth Edison Co.	6.150%	9/15/17	600	685
Commonwealth Edison Co.	5.800%	3/15/18	150	168
Commonwealth Edison Co.	5.900%	3/15/36	100	104
Connecticut Light & Power Co.	6.350%	6/1/36	250	285
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	125	142
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	350	397
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	225	269
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	297
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	446
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	450	509
Constellation Energy Group Inc.	4.550%	6/15/15	175	182
Constellation Energy Group Inc.	7.600%	4/1/32	100	114
Consumers Energy Co.	5.000%	2/15/12	725	757
Consumers Energy Co.	5.375%	4/15/13	175	190
Detroit Edison Co.	5.700%	10/1/37	125	132
Dominion Resources Inc.	6.000%	11/30/17	550	623
Dominion Resources Inc.	5.250%	8/1/33	200	220
4 Dominion Resources Inc.	7.500%	6/30/66	175	182
4 Dominion Resources Inc.	6.300%	9/30/66	50	49
Duke Energy Carolinas LLC	4.300%	6/15/20	500	518
Duke Energy Carolinas LLC	6.000%	12/1/28	300	328
Duke Energy Carolinas LLC	6.100%	6/1/37	850	945
Duke Energy Carolinas LLC	6.050%	4/15/38	50	56
Duke Energy Carolinas LLC	5.300%	2/15/40	375	381
Duke Energy Corp.	3.350%	4/1/15	375	386
Duke Energy Corp.	5.050%	9/15/19	175	186
Duke Energy Indiana Inc.	5.000%	9/15/13	250	272
Duke Energy Indiana Inc.	3.750%	7/15/20	185	181
Duke Energy Ohio Inc.	5.700%	9/15/12	675	728
Duke Energy Ohio Inc.	2.100%	6/15/13	325	332
El Paso Electric Co.	6.000%	5/15/35	175	174
Entergy Arkansas Inc.	3.750%	2/15/21	375	360
Entergy Louisiana LLC	6.500%	9/1/18	100	115
Exelon Corp.	4.900%	6/15/15	500	534
Exelon Generation Co. LLC	5.200%	10/1/19	225	235
Exelon Generation Co. LLC	4.000%	10/1/20	550	517
Exelon Generation Co. LLC	6.250%	10/1/39	425	433
Exelon Generation Co. LLC	5.750%	10/1/41	75	71
Florida Power & Light Co.	5.950%	10/1/33	100	111
Florida Power & Light Co.	5.625%	4/1/34	225	240
Florida Power & Light Co.	4.950%	6/1/35	50	49
Florida Power & Light Co.	6.200%	6/1/36	50	57
Florida Power & Light Co.	5.850%	5/1/37	150	165
Florida Power & Light Co.	5.950%	2/1/38	175	195
Florida Power & Light Co.	5.960%	4/1/39	1,175	1,313
Florida Power Corp.	4.800%	3/1/13	50	54
Florida Power Corp.	5.650%	6/15/18	50	57

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Georgia Power Co.	5.950%	2/1/39	575	625
Great Plains Energy Inc.	2.750%	8/15/13	100	101
Iberdrola International BV	6.750%	6/15/12	500	535
Iberdrola International BV	6.750%	7/15/36	400	408
4 Integrys Energy Group Inc.	6.110%	12/1/66	300	292
Interstate Power & Light Co.	6.250%	7/15/39	100	112
Jersey Central Power & Light Co.	5.625%	5/1/16	350	385
Jersey Central Power & Light Co.	5.650%	6/1/17	350	382
Kansas City Power & Light Co.	6.050%	11/15/35	200	203
7 Kentucky Utilities Co.	1.625%	11/1/15	200	192
7 Kentucky Utilities Co.	3.250%	11/1/20	200	189
7 Kentucky Utilities Co.	5.125%	11/1/40	800	782
7 LG&E and KU Energy LLC	2.125%	11/15/15	125	120
7 LG&E and KU Energy LLC	3.750%	11/15/20	150	140
7 Louisville Gas & Electric Co.	1.625%	11/15/15	300	288
7 Louisville Gas & Electric Co.	5.125%	11/15/40	100	98
MidAmerican Energy Co.	5.650%	7/15/12	75	80
MidAmerican Energy Co.	5.950%	7/15/17	150	172
MidAmerican Energy Co.	6.750%	12/30/31	325	384
Midamerican Energy Holdings Co.	5.875%	10/1/12	750	810
Midamerican Energy Holdings Co.	5.000%	2/15/14	300	323
Midamerican Energy Holdings Co.	6.125%	4/1/36	400	434
Midamerican Energy Holdings Co.	5.950%	5/15/37	525	556
National Rural Utilities Cooperative Finance Corp.	2.625%	9/16/12	750	771
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	275	302
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	700	757
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	150	166
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	600	764
Nevada Power Co.	7.125%	3/15/19	450	532
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	1,025	1,050
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	222
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	277
7 Niagara Mohawk Power Corp.	4.881%	8/15/19	400	420
Nisource Finance Corp.	5.400%	7/15/14	300	325
Nisource Finance Corp.	6.125%	3/1/22	450	487
Nisource Finance Corp.	6.250%	12/15/40	400	407
Northern States Power Co.	6.200%	7/1/37	250	290
Northern States Power Co.	5.350%	11/1/39	175	180
NSTAR	4.500%	11/15/19	250	260
NSTAR Electric Co.	4.875%	10/15/12	75	80
NSTAR Electric Co.	4.875%	4/15/14	225	245
NSTAR Electric Co.	5.625%	11/15/17	325	365
Oglethorpe Power Corp.	5.950%	11/1/39	100	103
Oglethorpe Power Corp.	5.375%	11/1/40	175	169
Ohio Edison Co.	6.400%	7/15/16	550	623
Ohio Power Co.	5.750%	9/1/13	475	521
Ohio Power Co.	6.000%	6/1/16	150	170
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	155
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	325	359
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	200
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	236
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	720
Pacific Gas & Electric Co.	4.800%	3/1/14	650	701
Pacific Gas & Electric Co.	5.625%	11/30/17	250	282
Pacific Gas & Electric Co.	8.250%	10/15/18	275	359
Pacific Gas & Electric Co.	3.500%	10/1/20	425	405
Pacific Gas & Electric Co.	6.050%	3/1/34	825	897
Pacific Gas & Electric Co.	5.800%	3/1/37	525	560
PacifiCorp	5.250%	6/15/35	475	475
PacifiCorp	6.250%	10/15/37	650	736
Peco Energy Co.	5.350%	3/1/18	125	138
Pennsylvania Electric Co.	6.050%	9/1/17	75	81
Pepco Holdings Inc.	2.700%	10/1/15	475	467
PPL Electric Utilities Corp.	6.250%	5/15/39	100	112

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PPL Energy Supply LLC	6.200%	5/15/16	68	75
Progress Energy Inc.	6.050%	3/15/14	100	111
Progress Energy Inc.	7.050%	3/15/19	75	89
Progress Energy Inc.	7.750%	3/1/31	625	780
Progress Energy Inc.	7.000%	10/30/31	550	643
Progress Energy Inc.	6.000%	12/1/39	25	27
PSEG Power LLC	2.500%	4/15/13	250	256
PSEG Power LLC	5.000%	4/1/14	650	698
PSEG Power LLC	5.500%	12/1/15	450	494
PSEG Power LLC	5.125%	4/15/20	200	209
Public Service Co. of Colorado	5.800%	8/1/18	100	115
Public Service Co. of Colorado	5.125%	6/1/19	175	192
Public Service Co. of Colorado	6.250%	9/1/37	300	346
Public Service Co. of Oklahoma	5.150%	12/1/19	600	629
Public Service Co. of Oklahoma	6.625%	11/15/37	275	294
Public Service Electric & Gas Co.	2.700%	5/1/15	225	228
Public Service Electric & Gas Co.	5.500%	3/1/40	300	316
Puget Sound Energy Inc.	5.483%	6/1/35	100	98
Puget Sound Energy Inc.	6.274%	3/15/37	500	541
San Diego Gas & Electric Co.	5.300%	11/15/15	100	113
San Diego Gas & Electric Co.	5.350%	5/15/35	100	103
San Diego Gas & Electric Co.	6.000%	6/1/39	50	56
San Diego Gas & Electric Co.	4.500%	8/15/40	50	45
Sierra Pacific Power Co.	6.000%	5/15/16	525	593
Sierra Pacific Power Co.	6.750%	7/1/37	400	448
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	517
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	163
Southern California Edison Co.	4.650%	4/1/15	775	848
Southern California Edison Co.	5.000%	1/15/16	275	306
Southern California Edison Co.	6.650%	4/1/29	225	258
Southern California Edison Co.	5.750%	4/1/35	275	294
Southern California Edison Co.	5.350%	7/15/35	350	355
Southern Power Co.	6.250%	7/15/12	425	457
Southern Power Co.	4.875%	7/15/15	1,325	1,433
Southwestern Electric Power Co.	6.450%	1/15/19	250	276
Southwestern Electric Power Co.	6.200%	3/15/40	75	76
Tampa Electric Co.	6.550%	5/15/36	375	415
Teco Finance Inc.	4.000%	3/15/16	100	102
Teco Finance Inc.	5.150%	3/15/20	125	130
TransAlta Corp.	6.650%	5/15/18	100	113
UIL Holdings Corp.	4.625%	10/1/20	100	95
Union Electric Co.	5.400%	2/1/16	350	386
United Utilities plc	5.375%	2/1/19	325	335
Virginia Electric and Power Co.	5.100%	11/30/12	225	242
Virginia Electric and Power Co.	5.400%	1/15/16	700	790
Virginia Electric and Power Co.	6.000%	5/15/37	550	605
Virginia Electric and Power Co.	6.350%	11/30/37	250	286
Virginia Electric and Power Co.	8.875%	11/15/38	100	145
Wisconsin Electric Power Co.	6.000%	4/1/14	550	617
Wisconsin Electric Power Co.	4.250%	12/15/19	175	180
Wisconsin Electric Power Co.	5.625%	5/15/33	200	206
4 Wisconsin Energy Corp.	6.250%	5/15/67	525	521
Wisconsin Power & Light Co.	5.000%	7/15/19	25	27
Wisconsin Power & Light Co.	6.375%	8/15/37	300	341
Xcel Energy Inc.	5.613%	4/1/17	631	685
Xcel Energy Inc.	4.700%	5/15/20	100	104
Xcel Energy Inc.	6.500%	7/1/36	225	251
Natural Gas (0.2%)
Atmos Energy Corp.	8.500%	3/15/19	250	313
Boardwalk Pipelines LP	5.500%	2/1/17	200	212
CenterPoint Energy Resources Corp.	7.875%	4/1/13	250	283
CenterPoint Energy Resources Corp.	6.150%	5/1/16	300	334
DCP Midstream Operating LP	3.250%	10/1/15	175	173

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
El Paso Natural Gas Co.	5.950%	4/15/17	225	241
Enbridge Energy Partners LP	9.875%	3/1/19	550	721
Energy Transfer Partners LP	5.650%	8/1/12	275	292
Energy Transfer Partners LP	6.000%	7/1/13	700	761
Energy Transfer Partners LP	5.950%	2/1/15	300	327
Energy Transfer Partners LP	6.125%	2/15/17	300	320
Energy Transfer Partners LP	9.000%	4/15/19	275	345
Energy Transfer Partners LP	6.625%	10/15/36	150	156
8 Enron Corp.	9.125%	4/1/03	700	1
8 Enron Corp.	7.125%	5/15/07	300	—
8 Enron Corp.	6.875%	10/15/07	1,000	1
Enterprise Products Operating LLC	4.600%	8/1/12	225	236
Enterprise Products Operating LLC	5.600%	10/15/14	775	855
Enterprise Products Operating LLC	6.300%	9/15/17	275	311
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,568
Enterprise Products Operating LLC	7.550%	4/15/38	450	536
Enterprise Products Operating LLC	6.125%	10/15/39	500	521
EQT Corp.	8.125%	6/1/19	400	466
KeySpan Corp.	8.000%	11/15/30	200	250
KeySpan Corp.	5.803%	4/1/35	250	250
Kinder Morgan Energy Partners LP	7.125%	3/15/12	475	508
Kinder Morgan Energy Partners LP	5.850%	9/15/12	175	188
Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	381
Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	514
Kinder Morgan Energy Partners LP	5.625%	2/15/15	75	82
Kinder Morgan Energy Partners LP	6.850%	2/15/20	225	258
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	288
Kinder Morgan Energy Partners LP	6.500%	9/1/39	375	386
Magellan Midstream Partners LP	5.650%	10/15/16	150	165
Magellan Midstream Partners LP	6.550%	7/15/19	125	142
National Grid plc	6.300%	8/1/16	275	314
NuStar Logistics LP	7.650%	4/15/18	350	403
Oneok Inc.	5.200%	6/15/15	300	318
Oneok Inc.	6.000%	6/15/35	275	268
ONEOK Partners LP	5.900%	4/1/12	350	369
ONEOK Partners LP	6.150%	10/1/16	600	676
ONEOK Partners LP	8.625%	3/1/19	400	501
ONEOK Partners LP	6.650%	10/1/36	525	559
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	800	854
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	50	56
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	125	156
Questar Corp.	2.750%	2/1/16	25	25
Sempra Energy	6.000%	2/1/13	200	217
Southern California Gas Co.	5.750%	11/15/35	25	27
7 Southern Natural Gas Co.	5.900%	4/1/17	225	241
Southern Union Co.	7.600%	2/1/24	250	267
Spectra Energy Capital LLC	5.668%	8/15/14	400	439
2 Tennessee Gas Pipeline Co.	7.625%	4/1/37	350	382
Texas Gas Transmission LLC	4.600%	6/1/15	250	262
TransCanada PipeLines Ltd.	4.000%	6/15/13	750	794
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	354
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	811
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	129
TransCanada PipeLines Ltd.	6.200%	10/15/37	475	518
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	395
Williams Partners LP	3.800%	2/15/15	125	129
Williams Partners LP	5.250%	3/15/20	900	931
Williams Partners LP	4.125%	11/15/20	550	522
Williams Partners LP	6.300%	4/15/40	225	235
Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	500	581

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Other Utility (0.0%)
Veolia Environnement SA	6.000%	6/1/18	600	672
				91,398
Total Corporate Bonds (Cost $717,000)				763,949
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
African Development Bank	1.000%	11/23/11	275	276
African Development Bank	1.750%	10/1/12	225	228
African Development Bank	1.625%	2/11/13	325	329
African Development Bank	3.000%	5/27/14	875	924
Asian Development Bank	4.500%	9/4/12	500	530
Asian Development Bank	1.625%	7/15/13	625	634
Asian Development Bank	3.625%	9/5/13	900	961
Asian Development Bank	2.750%	5/21/14	1,175	1,225
Asian Development Bank	4.250%	10/20/14	300	330
Asian Development Bank	2.625%	2/9/15	600	616
Asian Development Bank	5.500%	6/27/16	100	115
Asian Development Bank	5.593%	7/16/18	500	570
Brazilian Government International Bond	11.000%	1/11/12	300	329
Brazilian Government International Bond	10.250%	6/17/13	150	180
Brazilian Government International Bond	7.875%	3/7/15	475	566
Brazilian Government International Bond	6.000%	1/17/17	1,975	2,232
4 Brazilian Government International Bond	8.000%	1/15/18	83	98
Brazilian Government International Bond	5.875%	1/15/19	1,225	1,360
Brazilian Government International Bond	8.875%	10/14/19	175	231
Brazilian Government International Bond	4.875%	1/22/21	450	460
Brazilian Government International Bond	8.875%	4/15/24	325	449
Brazilian Government International Bond	8.750%	2/4/25	800	1,100
Brazilian Government International Bond	10.125%	5/15/27	875	1,326
Brazilian Government International Bond	8.250%	1/20/34	75	100
Brazilian Government International Bond	7.125%	1/20/37	650	774
Brazilian Government International Bond	11.000%	8/17/40	1,825	2,450
Brazilian Government International Bond	5.625%	1/7/41	650	637
Chile Government International Bond	7.125%	1/11/12	300	318
Chile Government International Bond	5.500%	1/15/13	150	162
Chile Government International Bond	3.875%	8/5/20	300	295
China Development Bank Corp.	4.750%	10/8/14	450	480
China Development Bank Corp.	5.000%	10/15/15	175	190
China Government International Bond	4.750%	10/29/13	200	219
Corp Andina de Fomento	3.750%	1/15/16	875	860
Corp. Andina de Fomento	5.200%	5/21/13	425	453
Corp. Andina de Fomento	5.125%	5/5/15	625	656
Corp. Andina de Fomento	5.750%	1/12/17	375	397
Council Of Europe Development Bank	2.750%	2/10/15	275	282
9 Development Bank of Japan	4.250%	6/9/15	250	271
Eksportfinans ASA	2.000%	9/15/15	25	24
Eksportfinans ASA	5.500%	5/25/16	1,025	1,155
Eksportfinans ASA	5.500%	6/26/17	450	507
European Bank for Reconstruction & Development	2.750%	4/20/15	1,000	1,026
European Bank for Reconstruction & Development	1.625%	9/3/15	100	97
European Investment Bank	2.000%	2/10/12	2,475	2,519
7 European Investment Bank	1.125%	4/16/12	950	956
European Investment Bank	1.750%	9/14/12	650	662
European Investment Bank	1.625%	3/15/13	600	608
European Investment Bank	2.875%	3/15/13	650	676
European Investment Bank	1.875%	6/17/13	700	714
European Investment Bank	4.250%	7/15/13	2,400	2,590
European Investment Bank	1.250%	9/17/13	875	880
European Investment Bank	2.375%	3/14/14	375	387
European Investment Bank	4.625%	5/15/14	2,000	2,207
European Investment Bank	3.125%	6/4/14	1,125	1,187
European Investment Bank	2.875%	1/15/15	450	468

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Investment Bank	2.750%	3/23/15	900	928
European Investment Bank	1.625%	9/1/15	2,050	1,996
European Investment Bank	1.375%	10/20/15	800	769
European Investment Bank	4.875%	2/16/16	550	614
European Investment Bank	5.125%	9/13/16	300	340
European Investment Bank	4.875%	1/17/17	1,225	1,369
European Investment Bank	5.125%	5/30/17	800	903
European Investment Bank	2.875%	9/15/20	1,650	1,548
Export Development Canada	2.375%	3/19/12	850	868
Export Development Canada	1.750%	9/24/12	975	992
Export Development Canada	3.500%	5/16/13	475	503
Export Development Canada	2.250%	5/28/15	150	151
Export-Import Bank of Korea	5.500%	10/17/12	1,100	1,171
Export-Import Bank of Korea	8.125%	1/21/14	875	996
Export-Import Bank of Korea	5.875%	1/14/15	800	866
Export-Import Bank of Korea	5.125%	3/16/15	150	158
Financement-Quebec	5.000%	10/25/12	500	536
Hydro Quebec	6.300%	5/11/11	775	791
Hydro Quebec	8.400%	1/15/22	825	1,127
Inter-American Development Bank	1.625%	7/15/13	50	51
Inter-American Development Bank	3.000%	4/22/14	1,325	1,396
Inter-American Development Bank	2.250%	7/15/15	3,975	4,001
Inter-American Development Bank	2.375%	8/15/17	250	244
Inter-American Development Bank	3.875%	9/17/19	100	104
Inter-American Development Bank	3.875%	2/14/20	500	520
Inter-American Development Bank	7.000%	6/15/25	250	310
International Bank for Reconstruction & Development	2.000%	4/2/12	2,175	2,214
International Bank for Reconstruction & Development	0.800%	7/13/12	1,075	1,076
International Bank for Reconstruction & Development	1.750%	7/15/13	1,100	1,118
International Bank for Reconstruction & Development	3.500%	10/8/13	450	479
International Bank for Reconstruction & Development	2.375%	5/26/15	1,950	1,983
International Finance Corp.	3.500%	5/15/13	375	398
International Finance Corp.	3.000%	4/22/14	875	918
International Finance Corp.	2.750%	4/20/15	900	927
International Finance Corp.	2.125%	11/17/17	400	379
Israel Government International Bond	4.625%	6/15/13	200	214
Israel Government International Bond	5.500%	11/9/16	850	955
Israel Government International Bond	5.125%	3/26/19	300	321
Japan Bank for International Cooperation	4.250%	6/18/13	75	80
9 Japan Finance Corp.	1.500%	7/6/12	700	707
9 Japan Finance Corp.	2.125%	11/5/12	1,400	1,435
9 Japan Finance Corp.	2.875%	2/2/15	625	642
9 Japan Finance Organization for Municipalities	4.625%	4/21/15	500	551
Japan Finance Organization for Municipalities	5.000%	5/16/17	500	559
Korea Development Bank	8.000%	1/23/14	800	914
Korea Development Bank	4.375%	8/10/15	700	718
Korea Development Bank	3.250%	3/9/16	150	147
Korea Electric Power Corp.	7.750%	4/1/13	750	835
10 Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	275	279
10 Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	1,125	1,147
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	775	818
10 Kreditanstalt fuer Wiederaufbau	1.250%	6/15/12	1,625	1,639
10 Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	1,250	1,273
Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	1,200	1,270
10 Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	225	227
Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	1,325	1,426
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	25	27
10 Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	1,225	1,267
10 Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	1,275	1,306
10 Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	550	527
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	775	873
Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	2,200	2,401
Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	350	383
10 Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	4,775	5,319

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
10 Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	150	157
10 Kreditanstalt fuer Wiederaufbau	2.750%	9/8/20	2,325	2,176
10 Landwirtschaftliche Rentenbank	5.250%	7/2/12	1,075	1,146
Landwirtschaftliche Rentenbank	1.875%	9/24/12	1,500	1,524
10 Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	338
Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,142
Mexico Government International Bond	6.375%	1/16/13	917	1,007
Mexico Government International Bond	5.875%	2/17/14	1,325	1,466
Mexico Government International Bond	6.625%	3/3/15	493	566
Mexico Government International Bond	11.375%	9/15/16	100	141
Mexico Government International Bond	5.625%	1/15/17	750	828
Mexico Government International Bond	5.950%	3/19/19	1,725	1,923
Mexico Government International Bond	5.125%	1/15/20	100	105
Mexico Government International Bond	6.750%	9/27/34	1,757	1,987
Mexico Government International Bond	6.050%	1/11/40	650	661
Mexico Government International Bond	5.750%	10/12/10	150	133
Nordic Investment Bank	1.625%	1/28/13	550	555
Nordic Investment Bank	2.625%	10/6/14	475	490
Nordic Investment Bank	2.500%	7/15/15	400	407
11 Oesterreichische Kontrollbank AG	1.875%	3/21/12	1,425	1,446
11 Oesterreichische Kontrollbank AG	4.750%	10/16/12	275	294
11 Oesterreichische Kontrollbank AG	1.750%	3/11/13	700	710
11 Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	333
Ontario Electricity Financial Corp.	7.450%	3/31/13	600	677
Panama Government International Bond	5.200%	1/30/20	1,225	1,296
Panama Government International Bond	7.125%	1/29/26	900	1,082
4 Panama Government International Bond	6.700%	1/26/36	200	222
Pemex Project Funding Master Trust	5.750%	3/1/18	950	1,013
Pemex Project Funding Master Trust	6.625%	6/15/38	375	373
Peruvian Government International Bond	7.125%	3/30/19	500	595
Peruvian Government International Bond	7.350%	7/21/25	700	849
Peruvian Government International Bond	8.750%	11/21/33	560	764
Peruvian Government International Bond	5.625%	11/18/50	700	651
Petrobras International Finance Co. - Pifco	7.750%	9/15/14	300	350
Petrobras International Finance Co. - Pifco	6.125%	10/6/16	1,225	1,342
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	600	634
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	650	767
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	325	337
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	275	288
Petroleos Mexicanos	4.875%	3/15/15	425	449
Petroleos Mexicanos	8.000%	5/3/19	700	842
Petroleos Mexicanos	6.000%	3/5/20	425	456
Petroleos Mexicanos	5.500%	1/21/21	875	887
Poland Government International Bond	6.250%	7/3/12	350	373
Poland Government International Bond	3.875%	7/16/15	550	559
Poland Government International Bond	5.000%	10/19/15	375	398
Poland Government International Bond	6.375%	7/15/19	1,850	2,072
Province of British Columbia Canada	2.850%	6/15/15	750	773
Province of Manitoba Canada	4.900%	12/6/16	825	918
Province of Nova Scotia Canada	5.750%	2/27/12	250	263
Province of Nova Scotia Canada	2.375%	7/21/15	150	150
Province of Ontario Canada	1.875%	11/19/12	2,700	2,751
Province of Ontario Canada	4.100%	6/16/14	1,625	1,763
Province of Ontario Canada	2.950%	2/5/15	250	258
Province of Ontario Canada	2.700%	6/16/15	875	889
Province of Ontario Canada	4.750%	1/19/16	75	83
Province of Ontario Canada	3.150%	12/15/17	100	99
Province of Ontario Canada	4.000%	10/7/19	1,850	1,897
Province of Ontario Canada	4.400%	4/14/20	475	497
Province of Quebec Canada	4.875%	5/5/14	250	277
Province of Quebec Canada	4.600%	5/26/15	350	383
Province of Quebec Canada	5.125%	11/14/16	525	589
Province of Quebec Canada	4.625%	5/14/18	450	485
Province of Quebec Canada	3.500%	7/29/20	300	291

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Province of Quebec Canada	7.125%	2/9/24	400	512
Province of Quebec Canada	7.500%	9/15/29	475	647
Region of Lombardy Italy	5.804%	10/25/32	500	468
Republic of Italy	5.625%	6/15/12	875	919
Republic of Italy	2.125%	10/5/12	2,100	2,098
Republic of Italy	4.375%	6/15/13	525	547
Republic of Italy	3.125%	1/26/15	750	731
Republic of Italy	4.750%	1/25/16	575	584
Republic of Italy	5.250%	9/20/16	1,825	1,893
Republic of Italy	6.875%	9/27/23	125	138
Republic of Italy	5.375%	6/15/33	1,400	1,316
Republic of Korea	4.250%	6/1/13	625	655
Republic of Korea	5.750%	4/16/14	875	953
Republic of Korea	7.125%	4/16/19	425	510
South Africa Government International Bond	7.375%	4/25/12	575	618
South Africa Government International Bond	6.875%	5/27/19	875	1,025
South Africa Government International Bond	5.500%	3/9/20	425	450
South Africa Government International Bond	5.875%	5/30/22	100	108
Svensk Exportkredit AB	3.250%	9/16/14	1,025	1,071
Total Sovereign Bonds (Cost $158,995)				165,700
Taxable Municipal Bonds (0.3%)
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	100	108
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	50	47
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	175	160
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	75	77
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	175	188
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	100	101
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	175	175
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	325	331
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	300	298
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.262%	7/1/39	100	97
Board of Regents of the University of Texas System
Revenue Financing System Revenue	6.276%	8/15/41	75	77
Board of Regents of the University of Texas System
Revenue Financing System Revenue	5.134%	8/15/42	150	147
Board of Regents of the University of Texas System
Revenue Financing System Revenue	4.794%	8/15/46	100	91
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	400	423
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	100	107
California GO	5.250%	4/1/14	150	158
California GO	5.750%	3/1/17	150	158
California GO	6.200%	10/1/19	600	621
California GO	5.700%	11/1/21	250	248
California GO	7.500%	4/1/34	1,200	1,242
California GO	5.650%	4/1/39	200	211
California GO	7.300%	10/1/39	150	152
California GO	7.350%	11/1/39	1,125	1,148
California GO	7.625%	3/1/40	450	474
California GO	7.600%	11/1/40	350	367

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	100	100
Chicago IL Board of Education GO	6.319%	11/1/29	50	49
Chicago IL Board of Education GO	6.138%	12/1/39	100	91
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	650	671
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	50	48
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	75	73
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	183
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	325	325
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	75	75
Chicago IL Water Revenue	6.742%	11/1/40	75	74
Clark County NV Airport Revenue	6.881%	7/1/42	75	76
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	325	325
Connecticut GO	5.090%	10/1/30	75	72
Connecticut GO	5.850%	3/15/32	300	313
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	150	151
Cook County IL GO	6.229%	11/15/34	100	97
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	50	52
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	103
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	45
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	210
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	67
Dallas TX Independent School District GO	6.450%	2/15/35	150	157
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	75	77
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	51
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	76
Georgia GO	4.503%	11/1/25	325	329
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	400	392
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	300	291
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	138
Illinois GO	2.766%	1/1/12	300	302
Illinois GO	4.071%	1/1/14	300	307
Illinois GO	4.950%	6/1/23	1,450	1,271
Illinois GO	5.100%	6/1/33	1,600	1,204
Illinois GO	6.630%	2/1/35	100	92
Illinois GO	6.725%	4/1/35	275	254
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	69
Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	475	497
Kansas Development Finance Authority Revenue
(Public Employees Retirement System)	5.501%	5/1/34	650	627
Kentucky Asset/Liability Commission General Fund
Revenue	3.165%	4/1/18	50	49
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	79
Los Angeles CA Community College District GO	6.600%	8/1/42	250	256
Los Angeles CA Department of Water & Power
Revenue	5.716%	7/1/39	100	88
Los Angeles CA Department of Water & Power
Revenue	6.008%	7/1/39	325	320
Los Angeles CA Department of Water & Power
Revenue	6.166%	7/1/40	100	93
Los Angeles CA Department of Water & Power
Revenue	6.574%	7/1/45	125	128
Los Angeles CA Unified School District GO	5.750%	7/1/34	250	236
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	105
Los Angeles County CA Metropolitan Transportation
Authority Sales Tax Revenue	5.735%	6/1/39	125	119
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.488%	8/1/33	200	198

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.618%	8/1/40	50	49
Loudoun County VA Industrial Development Authority
Revenue (Howard Hughes Medical Institute)	3.450%	9/1/14	200	211
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)	5.250%	7/1/19	375	412
Maryland Transportation Authority Facilities Projects
Revenue	5.888%	7/1/43	100	104
Massachusetts GO	4.200%	12/1/21	225	225
Massachusetts GO	5.456%	12/1/39	250	257
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.715%	8/15/39	125	130
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	53
Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	150	147
Metropolitan Government of Nashville & Davidson
County TN GO	5.707%	7/1/34	125	125
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	125	139
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	49
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	100	91
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	6.648%	11/15/39	175	176
Metropolitan Washington DC/VA Airports Authority
Dulles Toll Road Revenue	7.462%	10/1/46	75	74
Mississippi GO	5.245%	11/1/34	50	49
Missouri Highways & Transportation Commission Road
Revenue	5.445%	5/1/33	100	99
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College)	4.750%	6/1/19	25	27
New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	425	456
New Jersey Educational Facilities Authority Revenue
(Princeton University)	5.700%	3/1/39	300	321
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.754%	12/15/28	100	98
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.104%	12/15/28	150	150
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.561%	12/15/40	50	51
New Jersey Turnpike Authority Revenue	4.252%	1/1/16	15	16
New Jersey Turnpike Authority Revenue	4.252%	1/1/16	335	351
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	414
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	300	327
New York City NY GO	6.246%	6/1/35	100	100
New York City NY GO	5.968%	3/1/36	150	150
New York City NY GO	5.985%	12/1/36	75	77
New York City NY GO	5.517%	10/1/37	50	48
New York City NY GO	6.271%	12/1/37	100	105
New York City NY GO	5.846%	6/1/40	100	97
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.750%	6/15/41	100	99
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.952%	6/15/42	100	101
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	6.011%	6/15/42	75	77
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.440%	6/15/43	100	95
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.882%	6/15/44	300	297
New York City NY Transitional Finance Authority
Building Aid Revenue	6.828%	7/15/40	250	259

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future
Tax Revenue	5.767%	8/1/36	100	101
New York City NY Transitional Finance Authority Future
Tax Revenue	5.508%	8/1/37	150	148
New York City NY Transitional Finance Authority Future
Tax Revenue	5.572%	11/1/38	125	124
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.500%	3/15/30	325	321
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.628%	3/15/39	95	93
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.389%	3/15/40	100	96
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.770%	3/15/39	300	299
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.838%	3/15/40	75	77
North Texas Tollway Authority System Revenue	6.718%	1/1/49	200	196
Ohio State University General Receipts Revenue	4.910%	6/1/40	175	159
Ohio Water Development Authority Water Pollution
Control Loan Fund Revenue	4.879%	12/1/34	100	95
Orange County CA Local Transportation Authority Sales
Tax Revenue	6.908%	2/15/41	75	78
Oregon Department Transportation Highway Usertax
Revenue	5.834%	11/15/34	75	77
Oregon GO	5.762%	6/1/23	250	262
Oregon GO	5.892%	6/1/27	375	403
Oregon School Boards Association GO	4.759%	6/30/28	300	266
Oregon School Boards Association GO	5.528%	6/30/28	125	122
Pennsylvania GO	4.650%	2/15/26	125	120
Pennsylvania GO	5.350%	5/1/30	400	389
Pennsylvania Public School Building Authority Lease
Revenue (School District of Philadelphia)	5.000%	9/15/27	100	90
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	75	68
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	67
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	131
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	450	431
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	150	150
Rutgers State University NJ Revenue	5.665%	5/1/40	75	75
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	75	69
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	233
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	100	102
San Diego County CA Water Authority Revenue	6.947%	7/1/40	75	78
San Diego County CA Water Authority Revenue	6.138%	5/1/49	100	101
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	400	390
South Carolina Public Service Authority Revenue	6.454%	1/1/50	75	79
Texas Transportation Commission Revenue	5.028%	4/1/26	100	99
Texas Transportation Commission Revenue	5.178%	4/1/30	75	75
Texas Transportation Commission Revenue	4.631%	4/1/33	300	278
Texas Transportation Commission Revenue	4.681%	4/1/40	100	91
University of California Regents Medical Center
Revenue	6.548%	5/15/48	150	147
University of California Regents Medical Center
Revenue	6.583%	5/15/49	125	123
University of California Revenue	5.946%	5/15/45	275	256
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	72
Utah GO	4.554%	7/1/24	125	127
Utah GO	3.539%	7/1/25	50	46
Washington GO	5.090%	8/1/33	475	466
Washington GO	5.481%	8/1/39	50	49
Washington GO	5.140%	8/1/40	275	266

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wisconsin GO	4.800%	5/1/13	275	294
Wisconsin GO	5.700%	5/1/26	325	330
Total Taxable Municipal Bonds (Cost $32,889)				32,526
Tax-Exempt Municipal Bonds (0.0%)
San Francisco CA City & County Public Utility
Commission Water Revenue (Cost $75)	6.000%	11/1/40	75	73

			Shares
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
12,13 Vanguard Market Liquidity Fund	0.211%		213,356,489	213,356

			Face
			Amount
			($000)
U.S. Government and Agency Obligations (0.0%)
2,14 Federal Home Loan Bank Discount Notes	0.210%	6/3/11	3,000	2,997
Total Temporary Cash Investments (Cost $216,353)				216,353
Total Investments (101.6%) (Cost $8,310,947)				10,381,912
Other Assets and Liabilities—Net (-1.6%)[13]				(163,280)
Net Assets (100%)				10,218,632

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $8,140,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.9% and 1.8%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Guaranteed by the National Credit Union Administration.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate value of these securities was $20,856,000, representing 0.2% of net assets.
8 Non-income-producing security--security in default.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13 Includes $8,656,000 of collateral received for securities on loan.
14 Securities with a value of $2,967,000 have been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Balanced Index Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the "Fund") as of December 31, 2010 and for the year then ended and have issued our unqualified report thereon dated February 14, 2011. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2010. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 14, 2011

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 020_022011

Vanguard Managed Payout Funds
Annual Report

December 31, 2010

Vanguard Managed Payout Growth Focus Fund
Vanguard Managed Payout Growth and Distribution Fund
Vanguard Managed Payout Distribution Focus Fund

> During 2010, the three Vanguard Managed Payout Funds returned from 13.43% to 14.43%.

> Most of the several funds underlying each Managed Payout Fund posted solid returns for the year.

> In 2011, monthly payouts will increase slightly from 2010 levels.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
Managed Payout Growth Focus Fund.	10
Managed Payout Growth and Distribution Fund.	21
Managed Payout Distribution Focus Fund.	32
Your Fund’s After-Tax Returns.	45
About Your Fund’s Expenses.	47
Glossary.	49

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2010
Total
Returns
Vanguard Managed Payout Growth Focus Fund	14.43%
Managed Payout Growth Focus Composite Index	13.56
Vanguard Managed Payout Growth and Distribution Fund	13.67%
Managed Payout Growth and Distribution Composite Index	12.38
Vanguard Managed Payout Distribution Focus Fund	13.43%
Managed Payout Distribution Focus Composite Index	12.11

Your Fund’s Performance at a Glance
December 31, 2009 , Through December 31, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital	Return of
	Share Price	Share Price	Dividends	Gains	Capital
Vanguard Managed Payout Growth Focus Fund	$15.97	$17.53	$0.681	$0.000	$0.000
Vanguard Managed Payout Growth and
Distribution Fund	$15.92	$17.26	$0.658	$0.000	$0.103
Vanguard Managed Payout Distribution Focus
Fund	$15.60	$16.53	$0.755	$0.000	$0.312

The funds pay monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains. The tax characteristics of these distributions, however, cannot be determined until after the end of the year.

For an index description, see the Glossary.

1

Chairman’s Letter

Dear Shareholder,

In 2010, the three Vanguard Managed Payout Funds produced strong double-digit returns, the result of a surge in stocks prices worldwide, solid bond-market returns, and galloping commodity prices.

The Distribution Focus Fund, which seeks to generate the highest current payout, returned 13.43%. The Growth Focus Fund, which places greater emphasis on longer-term capital appreciation, returned 14.43%. The Growth and Distribution Fund ended up between the two others, with a return of 13.67%. Each fund outpaced its unmanaged benchmark as relatively small shifts in emphasis by the funds’ investment committee—favoring intermediate-term corporate bonds, for example—paid off on balance.

The funds are designed to make monthly cash distributions to shareholders. As you can see on page 5, these monthly payments will be slightly higher in 2011 than in 2010. The size of the payouts is based on the funds’ objectives and their returns over the previous three years. The 2011 payouts are below 2009 levels, a consequence of the very weak returns soon after the funds began operations. Because the funds haven’t yet reached their third anniversary, the most recent payout level is based on performance since the funds’ inception in May 2008.

2

The Managed Payout Funds are “funds of funds,” meaning they get exposure to the different markets by investing primarily in other Vanguard funds. (However, the funds do hold commodities contracts directly.) Since September, they have made their international investments through Vanguard Total International Stock Index Fund. Previously, the funds had held allocations to three regional funds. The new approach is expected to broaden the funds’ international exposure. Canadian stocks, for example, will now be included. As described more fully in the Advisor’s Report, the funds also changed their equity benchmark at the start of 2011, which will bring the funds’ exposure to U.S. and international stocks more in line with Vanguard’s approach in other funds of funds.

Stocks rallied as the forecast seemed to brighten
After a series of false starts, hesitations, and retreats, global stock markets finished 2010 with powerful gains. As the prospect of a double-dip recession faded, the broad U.S. stock market clambered higher, shrugging off high unemployment and distress in Europe’s debt markets to return 17.70%. Small- and mid-capitalization stocks did even better.

Outside the United States, gains were more muted, in part because Europe’s sovereign debt challenges continued to reverberate through local stock markets. Emerging markets were the best performers. Asia’s developed markets performed weakly, though the strength of the yen,

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.10%	-2.37%	2.59%
Russell 2000 Index (Small-caps)	26.86	2.22	4.47
Dow Jones U.S. Total Stock Market Index	17.70	-1.56	3.17
MSCI All Country World Index ex USA (International)	11.60	-4.58	5.29

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.54%	5.90%	5.80%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	2.38	4.08	4.09
Citigroup Three-Month U.S. Treasury Bill Index	0.13	0.69	2.29

CPI
Consumer Price Index	1.50%	1.43%	2.18%

3

the Australian dollar, and other regional currencies bolstered returns for U.S.-based investors.

The fixed income market reprised a familiar theme
Although U.S. Treasury securities rallied through the summer, total return tables were dominated by riskier bonds for the full 12 months, a pattern we also saw in 2009. Low interest rates and a sense that the economic recovery was gathering momentum prompted investors to seek higher yields in both high-quality and below-investment-grade corporate bonds. The broad U.S. bond market returned 6.54%. Late in the year, yields bounced off summer lows, putting pressure on bond prices. The dynamic was especially pronounced among municipal bonds.

As it has since December 2008, the Fed held its target for short-term interest rates near 0%, keeping the returns available from money market instruments such as the 3-month Treasury bill in the same neighborhood.

A mid-year stock turnabout boosted each fund’s performance
The double-digit 12-month returns of each of the Managed Payout Funds reflected a disappointing first half of the year followed by a very strong second half.

A surge in stocks powered the turnaround. From July 2 through year-end, Vanguard Total Stock Market Index Fund, a significant component of each fund, climbed about 25%. International stocks, another significant allocation in each fund, ended

	Percentage of Managed Payout Funds’ Investments[1]
		Growth and
	Growth	Distribution	Distribution
	Focus Fund	Fund	Focus Fund
Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	45.8%	35.1%	28.1%
Total International Stock Index	20.0	15.3	12.1
REIT Index	10.0	10.2	10.2

Vanguard Bond Funds (Investor Shares)
Intermediate-Term Investment-Grade	5.2%	10.2%	15.5%
Total Bond Market II Index	0.0	5.1	10.1

Vanguard Market Neutral Fund (Investor Shares)	10.0%	15.1%	14.8%

Commodities[2]	9.0%	9.0%	9.2%

1 As of December 31, 2010.
2 The funds invest a portion of their assets in commodities through the use of swap contracts.

4

the year on a strong note. Commodities and REITs generated impressive double-digit returns. Bonds, as expected, delivered more modest results.

The differences in return among the three funds largely reflected differences in stock market exposure. The Growth Focus Fund, which had about 75% of its assets in U.S. and international stocks as of year-end, returned 14.43%, the highest 12-month result. The Growth and Distribution Fund, with more than 60% of its assets in stocks, returned 13.67%. The Distribution Focus Fund had roughly 50% of its assets in stocks at the year’s close, the smallest allocation, and the fund returned 13.43%. (The asset mix of each fund at year-end is shown in the table on page 4.)

Each fund’s allocation to Vanguard Market Neutral Fund increased during the year to match or exceed benchmark levels. The Market Neutral Fund seeks to add modest stock selection gains to the return of 3-month U.S. Treasury bills. However, weak selections among industrial and financial stocks weighed on its performance, and the fund returned about –1%, a disappointing result. Each fund’s allocation to commodities remained about the same as that of its benchmark.

The Managed Payout Funds’ bond portfolios benefited by favoring Vanguard Intermediate-Term Investment-Grade Fund over the broad-market, and government-bond-heavy, Total Bond Market II Index Fund. The intermediate-term fund, which includes corporate bonds and asset-backed

		Monthly Payout Per Share
		Effective
		January
Managed Payout Fund	2010	2011	% Increase
Growth Focus[1]	$0.0373	$0.0380	1.9%
Growth and Distribution	0.0634	0.0647	2.1
Distribution Focus	0.0889	0.0898	1.0

1 In addition to its regular monthly 2010 distributions, the Growth Focus Fund issued an additional distribution of $0.119 to shareholders of record on December 29, 2010.

5

securities, returned about 10%, helped by good security selection. The Total Bond Market II Index Fund, a component of the Growth and Distribution Fund and the Distribution Focus Fund, returned about 6%.

Although the benchmarks for the Growth and Distribution Fund and the Distribution Focus Fund include Treasury inflation-protected securities, those funds’ positions in Vanguard Inflation-Protected Securities Fund were redeployed during the year—earlier in the year for the Distribution Focus Fund and later for the Growth and Distribution Fund.

The funds seek to meet some key retiree goals
The Managed Payout Funds are designed for investors seeking disciplined strategies to meet goals that could otherwise be in conflict: regular distributions for spending needs, ready access to assets in case of emergency, and the potential for long-term investment growth. The three funds give investors a chance to select a portfolio strategy consistent with their unique goals and risk preferences. In each case, the funds put portfolio management and distribution mechanics in the hands of Vanguard’s skilled professionals.

The Managed Payout Funds’ partial first year of operation in 2008 produced disappointing results because the funds were launched during the worst bear market for stocks since the Great Depression, although bonds held up, with modest but solid returns. The years 2009 and 2010, by contrast, were generally good for stocks.

The portfolios are designed to include assets that have the potential to earn high returns but that have little correlation with each other—a basic risk-reduction approach—but the income levels depend on the markets. Although the funds haven’t yet reached their third anniversary, we are confident that the strategy and its execution by the advisor will be successful over the long term.

A diversification strategy is a good idea at any time
The funds’ experiences since inception starkly reinforce the importance of an investment best practice: to hold a portfolio that is balanced among various asset classes in proportions that match your comfort level with investment risk and that is diversified within each asset class. Any asset class has its share of ups and downs, of course, but a balanced and diversified portfolio can help protect you from the worst outcomes. Aiding that effort are the low-cost index funds that are at the core of the Managed Payout Funds, because lower expenses allow you to keep more of what you earn.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 18, 2011

6

Advisor’s Report

For 2010, the MSCI All-Country World Index returned 12.67%, while the Barclays Capital U.S. Aggregate Float Adjusted Index gained 6.58%. During the year, the Vanguard Managed Payout Funds modestly outperformed their composite benchmarks as a result of judicious shifts in asset allocation.

The Managed Payout Funds’ investment committee, made up of Vanguard investment professionals, makes asset allocation decisions for the funds. These decisions govern the day-to-day management of the funds, which is conducted by Vanguard Quantitative Equity Group.

We’ve established long-term asset allocations, or “policy portfolios,” for the three funds that, in our judgment, are consistent with their payout and capital preservation or appreciation objectives. Although these policy benchmarks are strategic in nature, at the start of 2011, we did adjust the domestic and international split of the equity portion of the funds’ benchmarks. The equity benchmark—previously represented by the FTSE All-World Index—had an allocation of 41% to U.S. equities and 59% to non-U.S. equities. We changed this benchmark to a combination of the MSCI US Broad Market Index (70%) and the MSCI All Country World ex-USA Investable Market Index (30%) to better align these benchmarks with those of other Vanguard balanced funds. In short, we believe a home bias is appropriate.

When the relative attractiveness of various asset classes changes, we may marginally tilt the funds’ allocations away from the “policy portfolios” in an effort to capture opportunities for outperformance or reduce risk relative to these benchmarks. However, we do not expect these tilts to be frequent or significant in size.

Monthly payouts per share
The Managed Payout Funds make regular monthly cash payments while seeking to preserve or increase the value of a shareholder’s investment over time. We adjust these payout values in January, according to a formula based on the funds’ trailing performance. This approach is designed to smooth the ups and downs of these distributions over time. Although each of the funds enjoyed double-digit returns in 2010, the funds’ payout values have increased only marginally in 2011 from 2010 levels, as shown in the table on page 5. This smoothing mechanism—which mitigated the payout value decrease during the global financial crisis—is now restraining the payout value increase during the subsequent recovery.

7

Distribution Focus Fund
The Distribution Focus Fund seeks to preserve the nominal (original) value of invested capital over the long term, although its payouts are not expected to grow at a rate that keeps pace with inflation. It has the highest initial payout rate and the most conservative strategic asset allocation of the three Managed Payout Funds.

In 2010, the Distribution Focus Fund returned 13.43%, versus 12.11% for its benchmark, or policy portfolio.

Growth and Distribution Fund
The Growth and Distribution Fund seeks to provide inflation protection and preservation of invested capital over the long term. Its initial payout rate and strategic asset allocation risk levels fall between those of the two other Managed Payout Funds.

In 2010, the Growth and Distribution Fund returned 13.67%, versus 12.38% for its composite index.

Growth Focus Fund
The Growth Focus Fund seeks growth in both payouts and invested capital that exceeds inflation over the long term. It has the lowest initial payout rate and the most aggressive asset allocation of the three Managed Payout Funds.

In 2010, the Growth Focus Fund returned 14.43%, beating the 13.56% return of its composite index.

Assessment of relative values during the period
Credit spreads of corporate bonds above Treasury yields remained stubbornly high, creating an opportunity to substitute corporate bonds for some of the benchmarks’ allocation to Treasury bonds in each of the funds. This was implemented by investing in the Intermediate-Term Investment-Grade Fund and underweighting the exposure to Total Bond Market II, which is heavy in Treasuries. This strategy has added value to each of the funds for the past couple of years.

The funds also benefited from our substitution of domestic equities for a portion of the benchmarks’ allocations to international equities as the U.S. equity market outpaced the international markets with a 17.7% return versus 11.6%. This allocation better reflects the home country bias that we believe is appropriate. As indicated above, we are adjusting the policy portfolios by increasing the weight in the benchmarks of U.S. equities relative to international equities.

8

Our decision to hold a slightly below-benchmark weight in REITs for the first few months of the year was a drag on relative performance, though. We subsequently reinstated a neutral weighting by reducing the bond exposure in each of the funds.

Treasury yields and the real yield of Treasury inflation-protected securities (TIPS) declined throughout most of the year, providing outsized returns through the first three-quarters of the year. In fact, the real yield of some maturities of TIPS even went negative for a brief period. We used that as an opportunity to sell a small portion of the positions and cycled the proceeds into the Market Neutral Fund, whose objective is to outperform the Citigroup Three-Month U.S. Treasury Bill Index.

Outlook
Looking ahead, we remain optimistic about the prospect for a self-sustaining economic recovery—with the odds tilted toward a more robust recovery than previously expected. A self-sustaining recovery would likely mean positive but volatile stock market returns and, eventually, stronger upward pressure on trend inflation and U.S. interest rates. This long-term forecast supports a broad strategic allocation to riskier assets, a category that includes global equities, REITs, and commodities, among others. It also still supports an above-benchmark allocation to investment-grade corporate bonds. Despite the potentially favorable economic backdrop for risky assets, the investment committee believes that asset prices fairly reflect this optimism following the healthy gains registered during the second half of the year. Therefore, we have reduced the marginal overweight in the funds’ risky assets back to a benchmark weight.

Thank you for trusting us with your investments. We look forward to reporting to you in the semiannual report.

George U. Sauter, Chief Investment Officer

Chris McIsaac, Principal

Joseph H. Davis, Principal

John Ameriks, Principal

January 19, 2011

9

Managed Payout Growth Focus Fund

Fund Profile
As of December 31, 2010

Total Fund Characteristics

Ticker Symbol	VPGFX
30-Day SEC Yield	1.67%
Acquired Fund Fees and Expenses[1]	0.53%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	45.8%
Vanguard Total International Stock Index
Fund Investor Shares	20.0
Vanguard Market Neutral Fund Investor
Shares	10.0
Vanguard REIT Index Fund Investor
Shares	10.0
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	5.2
Commodities	9.0

The fund invests a portion of its assets in commodities through the use of swap contracts.

1 This figure—drawn from the prospectus dated April 28, 2010—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Managed Payout Growth Focus Fund invests. The Managed Payout Growth Focus Fund does not charge any expenses or fees of its own. For the fiscal year ended December 31, 2010, the annualized acquired fund fees and expenses figure was 0.36% (approximately one-third of this amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).

10

Managed Payout Growth Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008, Through December 31, 2010
Initial Investment of $25,000

	Average Annual Total Returns
	Periods Ended December 31, 2010
		Since	Final Value
	One	Inception	of a $25,000
	Year	(5/2/2008)	Investment
Managed Payout Growth Focus Fund	14.43%	-1.11%	$24,269
Dow Jones U.S. Total Stock Market
Index	17.70	-0.52	24,652
Managed Payout Growth Focus
Composite Index	13.56	-1.95	23,720

"Since Inception" performance is calculated from the fund’s inception date for both the fund and its comparative standards.

For an index description, see the Glossary.
See Financial Highlights for dividend and capital gains information.

11

Managed Payout Growth Focus Fund

Fiscal-Year Total Returns (%): May 2, 2008, Through December 31, 2010

For an index description, see the Glossary.

12

Managed Payout Growth Focus Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (89.7%)
U.S. Stock Funds (55.1%)
Vanguard Total Stock Market Index Fund Investor Shares	874,056	27,585
Vanguard REIT Index Fund Investor Shares	325,829	5,989
		33,574
International Stock Fund (19.7%)
Vanguard Total International Stock Index Fund Investor Shares	761,811	12,006

Bond Fund (5.1%)
Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	313,485	3,110

Market Neutral Fund (9.8%)
* Vanguard Market Neutral Fund Investor Shares	624,097	5,997
Total Investment Companies (Cost $54,796)		54,687
Temporary Cash Investments (8.9%)[1]
Money Market Fund (8.9%)
[2] Vanguard Market Liquidity Fund, 0.211%	5,418,684	5,419

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[3] Freddie Mac Discount Notes, 0.240%, 3/14/11	20	20
Total Temporary Cash Investments (Cost $5,439)		5,439
Total Investments (98.6%) (Cost $60,235)		60,126

13

Managed Payout Growth Focus Fund

Market
Value
($000)
Other Assets and Liabilities (1.4%)
Other Assets	871
Liabilities	(14)
857
Net Assets (100%)
Applicable to 3,479,078 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	60,983
Net Asset Value Per Share	$17.53

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	66,686
Undistributed Net Investment Income	66
Accumulated Net Realized Losses	(5,660)
Unrealized Appreciation (Depreciation)
Investment Securities	(109)
Swap Contracts	—
Net Assets	60,983

See Note A in Notes to Financial Statements.
* Non-income producing security. Fund did not pay a dividend in 2010.
1 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 8.8% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Managed Payout Growth Focus Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Income Distributions Received	940
Interest	2
Net Investment Income—Note B	942
Realized Net Gain (Loss)
Capital Gain Distributions Received	77
Investment Securities Sold	(2,763)
Swap Contracts	959
Realized Net Gain (Loss)	(1,727)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	8,084
Net Increase (Decrease) in Net Assets Resulting from Operations	7,299

See accompanying Notes, which are an integral part of the Financial Statements.

15

Managed Payout Growth Focus Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	942	1,066
Realized Net Gain (Loss)	(1,727)	201
Change in Unrealized Appreciation (Depreciation)	8,084	8,263
Net Increase (Decrease) in Net Assets Resulting from Operations	7,299	9,530
Distributions
Net Investment Income	(2,218)	(1,426)
Realized Capital Gain	—	—
Total Distributions	(2,218)	(1,426)
Capital Share Transactions
Issued	22,554	16,374
Issued in Lieu of Cash Distributions	1,615	879
Redeemed	(15,502)	(13,998)
Net Increase (Decrease) from Capital Share Transactions	8,667	3,255
Total Increase (Decrease)	13,748	11,359
Net Assets
Beginning of Period	47,235	35,876
End of Period[1]	60,983	47,235
1 Net Assets—End of Period includes undistributed net investment income of $66,000 and $331,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Managed Payout Growth Focus Fund

Financial Highlights

			April 21,
	Year Ended		2008[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008
Net Asset Value, Beginning of Period	$15.97	$13.15	$20.00
Investment Operations
Net Investment Income	.298	.372	.394[2]
Capital Gain Distributions Received	.024	.006	.072[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.919	2.936	(6.916)
Total from Investment Operations	2.241	3.314	(6.450)
Distributions
Dividends from Net Investment Income	(.681)	(.494)	—
Distributions from Realized Capital Gains	—	—	—
Return of Capital	—	—	(.400)
Total Distributions	(.681)	(.494)	(.400)
Net Asset Value, End of Period	$17.53	$15.97	$13.15

Total Return	14.43%	25.90%	-32.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61	$47	$36
Ratio of Total Expenses to Average Net Assets	—	—	—
Acquired Fund Fees and Expenses	0.36%	0.53%	0.48%[3]
Ratio of Net Investment Income to Average Net Assets	1.79%	2.66%	3.52%[3]
Portfolio Turnover Rate	49%[4]	60%[5]	68%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Managed Payout Growth Focus Fund

Notes to Financial Statements

Vanguard Managed Payout Growth Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 3% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2010, the monthly distribution rate was $.0373 per share. The fund also distributed $.1148 per share of ordinary income remaining from 2009 to shareholders of record on January 4, 2010 and $.1190 per share of ordinary income from 2010 to shareholders of record on December 29, 2010. Effective January 1, 2011, the monthly distribution rate is $.0380 per

18

Managed Payout Growth Focus Fund

share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended December 31, 2010, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	54,687	—	—
Temporary Cash Investments	5,419	20	—
Total	60,106	20	—

D. At December 31, 2010, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	1/31/11	ML	5,387	(0.58%)	—

MLCX-Merrill Lynch Commodity index eXtra.
1 ML—Merrill Lynch Capital Services, Inc.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.40%.

19

Managed Payout Growth Focus Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized gains of $959,000 on swap contracts and $42,000 of short-term gain distributions received have been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, at December 31, 2010, the fund had $66,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $5,660,000 to offset future net capital gains of $1,188,000 through December 31, 2016, $1,349,000 through December 31, 2017, and $3,123,000 through December 31, 2018.

At December 31, 2010, the cost of investment securities for tax purposes was $60,235,000. Net unrealized depreciation of investment securities for tax purposes was $109,000, consisting of unrealized gains of $1,939,000 on securities that had risen in value since their purchase and $2,048,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2010, the fund purchased $45,786,000 of investment securities and sold $38,888,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Year Ended December 31,
	2010	2009
	Shares	Shares
	(000)	(000)
Issued	1,391	1,192
Issued in Lieu of Cash Distributions	98	64
Redeemed	(968)	(1,025)
Net Increase (Decrease) in Shares Outstanding	521	231

H. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

20

Managed Payout Growth and Distribution Fund

Fund Profile
As of December 31, 2010

Total Fund Characteristics

Ticker Symbol	VPGDX
30-Day SEC Yield	1.83%
Acquired Fund Fees and Expenses[1]	0.48%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	35.1%
Vanguard Total International Stock Index
Fund Investor Shares	15.3
Vanguard Market Neutral Fund Investor
Shares	15.1
Vanguard REIT Index Fund Investor
Shares	10.2
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	10.2
Vanguard Total Bond Market II Index Fund
Investor Shares	5.1
Commodities	9.0
The fund invests a portion of its assets in commodities through the use of swap contracts.

1 This figure—drawn from the prospectus dated April 28, 2010—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Growth and Distribution Fund invests. The Managed Payout Growth and Distribution Fund does not charge any expenses or fees of its own. For the fiscal year ended December 31, 2010, the annualized acquired fund fees and expenses were 0.37% (approximately one-third of this amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).

21

Managed Payout Growth and Distribution Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008, Through December 31, 2010
Initial Investment of $25,000

	Average Annual Total Returns
	Periods Ended December 31, 2010
		Since	Final Value
	One	Inception	of a $25,000
	Year	(5/2/2008)	Investment
Managed Payout Growth and
Distribution Fund	13.67%	-0.01%	$24,994
Dow Jones U.S. Total Stock Market
Index	17.70	-0.52	24,652
Managed Payout Growth and
Distribution Composite Index	12.38	-0.58	24,614

"Since Inception" performance is calculated from the fund’s inception date for both the fund and its comparative standards.

For an index description, see the Glossary.
See Financial Highlights for dividend and capital gains information.

22

Managed Payout Growth and Distribution Fund

Fiscal-Year Total Returns (%): May 2, 2008, Through December 31, 2010

For an index description, see the Glossary.

23

Managed Payout Growth and Distribution Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (91.1%)
U.S. Stock Funds (45.3%)
Vanguard Total Stock Market Index Fund Investor Shares	2,846,807	89,845
Vanguard REIT Index Fund Investor Shares	1,422,067	26,138
		115,983
International Stock Fund (15.3%)
Vanguard Total International Stock Index Fund Investor Shares	2,485,204	39,167

Bond Funds (15.4%)
Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	2,632,678	26,116
[1] Vanguard Total Bond Market II Index Fund Investor Shares	1,252,470	13,151
		39,267
Vanguard Market Neutral Fund (15.1%)
* Vanguard Market Neutral Fund Investor Shares	4,010,332	38,539
Total Investment Companies (Cost $226,525)		232,956
Temporary Cash Investments (8.1%)[2]
Money Market Fund (7.7%)
[1] Vanguard Market Liquidity Fund, 0.211%	19,739,771	19,740

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.4%)
[3] Freddie Mac Discount Notes, 0.190%, 2/22/11	1,000	1,000
Total Temporary Cash Investments (Cost $20,739)		20,740
Total Investments (99.2%) (Cost $247,264)		253,696
Other Assets and Liabilities (0.8%)
Other Assets		3,458
Liabilities		(1,303)
		2,155
Net Assets (100%)
Applicable to 14,821,111 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		255,851
Net Asset Value Per Share		$17.26

24

Managed Payout Growth and Distribution Fund

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	257,105
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(7,686)
Unrealized Appreciation (Depreciation)
Investment Securities	6,432
Swap Contracts	—
Net Assets	255,851

See Note A in Notes to Financial Statements.
* Non-income producing security. Fund did not pay a dividend in 2010.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 9.0% and -0.9%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

25

Managed Payout Growth and Distribution Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Income Distributions Received	4,134
Interest	9
Net Investment Income—Note B	4,143
Realized Net Gain (Loss)
Capital Gain Distributions Received	649
Investment Securities Sold	(5,287)
Swap Contracts	4,085
Realized Net Gain (Loss)	(553)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	24,815
Net Increase (Decrease) in Net Assets Resulting from Operations	28,405

See accompanying Notes, which are an integral part of the Financial Statements.

26

Managed Payout Growth and Distribution Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,143	3,842
Realized Net Gain (Loss)	(553)	2,642
Change in Unrealized Appreciation (Depreciation)	24,815	23,757
Net Increase (Decrease) in Net Assets Resulting from Operations	28,405	30,241
Distributions
Net Investment Income	(8,561)	(6,309)
Realized Capital Gain	—	—
Return of Capital	(1,344)	(1,713)
Total Distributions	(9,905)	(8,022)
Capital Share Transactions
Issued	98,444	75,423
Issued in Lieu of Cash Distributions	3,648	3,332
Redeemed	(42,746)	(38,232)
Net Increase (Decrease) from Capital Share Transactions	59,346	40,523
Total Increase (Decrease)	77,846	62,742
Net Assets
Beginning of Period	178,005	115,263
End of Period[1]	255,851	178,005
1 Net Assets—End of Period includes undistributed net investment income of $0 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Managed Payout Growth and Distribution Fund

Financial Highlights

			April 21,
	Year Ended		2008[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008
Net Asset Value, Beginning of Period	$15.92	$13.68	$20.00
Investment Operations
Net Investment Income	.318[2]	.439	.436[2]
Capital Gain Distributions Received	.050[2]	.006	.082[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.733	2.634	(6.172)
Total from Investment Operations	2.101	3.079	(5.654)
Distributions
Dividends from Net Investment Income	(.658)	(.660)	—
Distributions from Realized Capital Gains	—	—	—
Return of Capital	(.103)	(.179)	(.666)
Total Distributions	(.761)	(.839)	(.666)
Net Asset Value, End of Period	$17.26	$15.92	$13.68

Total Return	13.67%	23.51%	-28.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$256	$178	$115
Ratio of Total Expenses to Average Net Assets	—	—	—
Acquired Fund Fees and Expenses	0.37%	0.48%	0.46%[3]
Ratio of Net Investment Income to Average Net Assets	1.98%	2.81%	3.92%[3]
Portfolio Turnover Rate	44%[4]	50%[5]	73%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Managed Payout Growth and Distribution Fund

Notes to Financial Statements

Vanguard Managed Payout Growth and Distribution Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 5% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2010, the monthly distribution rate was $.0634 per share. Effective January 1, 2011, the monthly distribution rate is $.0647 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

29

Managed Payout Growth and Distribution Fund

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended December 31, 2010, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	232,956	—	—
Temporary Cash Investments	19,740	1,000	—
Total	252,696	1,000	—

D. At December 31, 2010, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	1/31/11	ML	23,048	(0.58%)	—

MLCX-Merrill Lynch Commodity index eXtra.
1 ML—Merrill Lynch Capital Services, Inc.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.40%.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

30

Managed Payout Growth and Distribution Fund

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized gains of $4,085,000 on swap contracts and $333,000 of short-term gain distributions received have been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, at December 31, 2010, the fund had no ordinary income available for distribution. The fund had available capital loss carryforwards totaling $7,686,000 to offset future net capital gains of $1,288,000 through December 31, 2016, $1,350,000 through December 31, 2017, and $5,048,000 through December 31, 2018.

At December 31, 2010, the cost of investment securities for tax purposes was $247,264,000. Net unrealized appreciation of investment securities for tax purposes was $6,432,000, consisting of unrealized gains of $9,184,000 on securities that had risen in value since their purchase and $2,752,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2010, the fund purchased $191,009,000 of investment securities and sold $137,283,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Year Ended December 31,
	2010	2009
	Shares	Shares
	(000)	(000)
Issued	6,094	5,249
Issued in Lieu of Cash Distributions	227	236
Redeemed	(2,681)	(2,729)
Net Increase (Decrease) in Shares Outstanding	3,640	2,756

H. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

31

Managed Payout Distribution Focus Fund

Fund Profile
As of December 31, 2010

Total Fund Characteristics

Ticker Symbol	VPDFX
30-Day SEC Yield	1.98%
Acquired Fund Fees and Expenses[1]	0.45%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	28.1%
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	15.5
Vanguard Market Neutral Fund Investor
Shares	14.8
Vanguard Total International Stock Index
Fund Investor Shares	12.1
Vanguard REIT Index Fund Investor
Shares	10.2
Vanguard Total Bond Market II Index Fund
Investor Shares	10.1
Commodities	9.2
The fund invests a portion of its assets in commodities through the use of swap contracts.

1 This figure—drawn from the prospectus dated April 28, 2010—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Distribution Focus Fund invests. The Managed Payout Distribution Focus Fund does not charge any expenses or fees of its own. For the fiscal year ended December 31, 2010, the annualized acquired fund fees and expenses were 0.38% (approximately one-third of this amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).

32

Managed Payout Distribution Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008, Through December 31, 2010
Initial Investment of $25,000

	Average Annual Total Returns
	Periods Ended December 31, 2010
		Since	Final Value
	One	Inception	of a $25,000
	Year	(5/2/2008)	Investment
Managed Payout Distribution Focus
Fund	13.43%	0.66%	$25,441
Dow Jones U.S. Total Stock Market
Index	17.70	-0.52	24,652
Managed Payout Distribution Focus
Composite Index	12.11	0.52	25,351

"Since Inception" performance is calculated from the fund’s inception date for both the fund and its comparative standards.

For an index description, see the Glossary.
See Financial Highlights for dividend and capital gains information.

33

Managed Payout Distribution Focus Fund

Fiscal-Year Total Returns (%): May 2, 2008, Through December 31, 2010

For an index description, see the Glossary.

34

Managed Payout Distribution Focus Fund

Financial Statements

Statement of Net Assets
As of December 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (91.0%)
U.S. Stock Funds (38.3%)
Vanguard Total Stock Market Index Fund Investor Shares	3,007,468	94,916
Vanguard REIT Index Fund Investor Shares	1,871,473	34,397
		129,313
International Stock Fund (12.2%)
Vanguard Total International Stock Index Fund Investor Shares	2,598,908	40,959

Bond Funds (25.6%)
Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	5,271,255	52,291
[1] Vanguard Total Bond Market II Index Fund Investor Shares	3,257,680	34,206
		86,497
Market Neutral Fund (14.9%)
* Vanguard Market Neutral Fund Investor Shares	5,221,198	50,176
Total Investment Companies (Cost $294,474)		306,945
Temporary Cash Investments (8.3%)[2]
Money Market Fund (7.9%)
[1] Vanguard Market Liquidity Fund, 0.211%	26,834,000	26,834

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.4%)
[3] Freddie Mac Discount Notes, 0.190%, 2/22/11	1,200	1,200
Total Temporary Cash Investments (Cost $28,034)		28,034
Total Investments (99.3%) (Cost $322,508)		334,979
Other Assets and Liabilities (0.7%)
Other Assets		4,627
Liabilities		(2,175)
		2,452
Net Assets (100%)
Applicable to 20,416,468 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		337,431
Net Asset Value Per Share		$16.53

35

Managed Payout Distribution Focus Fund

At December 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	325,219
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(259)
Unrealized Appreciation (Depreciation)
Investment Securities	12,471
Swap Contracts	—
Net Assets	337,431

See Note A in Notes to Financial Statements.
* Non-income producing security. Fund did not pay a dividend in 2010.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 9.2% and -0.9%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Managed Payout Distribution Focus Fund

Statement of Operations

Year Ended
December 31, 2010
($000)
Investment Income
Income
Income Distributions Received	5,497
Interest	9
Net Investment Income—Note B	5,506
Realized Net Gain (Loss)
Capital Gain Distributions Received	1,310
Investment Securities Sold	(208)
Swap Contracts	5,569
Realized Net Gain (Loss)	6,671
Change in Unrealized Appreciation (Depreciation) of Investment Securities	22,679
Net Increase (Decrease) in Net Assets Resulting from Operations	34,856

See accompanying Notes, which are an integral part of the Financial Statements.

37

Managed Payout Distribution Focus Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,506	3,796
Realized Net Gain (Loss)	6,671	3,709
Change in Unrealized Appreciation (Depreciation)	22,679	19,919
Net Increase (Decrease) in Net Assets Resulting from Operations	34,856	27,424
Distributions
Net Investment Income	(12,382)	(6,213)
Realized Capital Gain	—	—
Return of Capital	(5,118)	(4,130)
Total Distributions	(17,500)	(10,343)
Capital Share Transactions
Issued	171,664	106,069
Issued in Lieu of Cash Distributions	4,632	3,402
Redeemed	(46,155)	(25,791)
Net Increase (Decrease) from Capital Share Transactions	130,141	83,680
Total Increase (Decrease)	147,497	100,761
Net Assets
Beginning of Period	189,934	89,173
End of Period[1]	337,431	189,934
1 Net Assets—End of Period includes undistributed net investment income of $0 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Managed Payout Distribution Focus Fund

Financial Highlights

			April 21,
	Year Ended		2008[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008
Net Asset Value, Beginning of Period	$15.60	$13.84	$20.00
Investment Operations
Net Investment Income	.336[2]	.433[2]	.448[2]
Capital Gain Distributions Received	.080[2]	.010[2]	.084[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.581	2.497	(5.758)
Total from Investment Operations	1.997	2.940	(5.226)
Distributions
Dividends from Net Investment Income	(.755)	(.709)	—
Distributions from Realized Capital Gains	—	—	—
Return of Capital	(.312)	(.471)	(.934)
Total Distributions	(1.067)	(1.180)	(.934)
Net Asset Value, End of Period	$16.53	$15.60	$13.84

Total Return	13.43%	22.56%	-26.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$337	$190	$89
Ratio of Total Expenses to Average Net Assets	—	—	—
Acquired Fund Fees and Expenses	0.38%	0.45%	0.45%[3]
Ratio of Net Investment Income to Average Net Assets	2.14%	3.02%	4.01%[3]
Portfolio Turnover Rate	47%[4]	48%[5]	82%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Managed Payout Distribution Focus Fund

Notes to Financial Statements

Vanguard Managed Payout Distribution Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 7% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2010, the monthly distribution rate was $.0889 per share. Effective January 1, 2011, the monthly distribution rate is $.0898 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

40

Managed Payout Distribution Focus Fund

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended December 31, 2010, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	306,945	—	—
Temporary Cash Investments	26,834	1,200	—
Total	333,779	1,200	—

D. At December 31, 2010, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	1/31/11	ML	31,171	(0.58%)	—

MLCX-Merrill Lynch Commodity index eXtra.
1 ML—Merrill Lynch Capital Services, Inc.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.40%.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized gains of $5,569,000 on swap

41

Managed Payout Distribution Focus Fund

contracts, $676,000 of short-term gain distributions received, and $136,000 of other tax-basis short-term gains treated as ordinary income for tax purposes, have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund has reclassified $495,000 from paid-in capital to undistributed net investment income, representing utilized capital loss carryforwards that are required to be included in distributable net income for tax purposes. For tax purposes, at December 31, 2010, the fund had no ordinary income available for distribution.

At December 31, 2010, the cost of investment securities for tax purposes was $322,767,000. Net unrealized appreciation of investment securities for tax purposes was $12,212,000, consisting of unrealized gains of $15,255,000 on securities that had risen in value since their purchase and $3,043,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2010, the fund purchased $280,743,000 of investment securities and sold $166,746,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Year Ended December 31,
	2010	2009
	Shares	Shares
	(000)	(000)
Issued	10,916	7,356
Issued in Lieu of Cash Distributions	296	239
Redeemed	(2,973)	(1,859)
Net Increase (Decrease) in Shares Outstanding	8,239	5,736

H. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

42

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth and Distribution Fund and Vanguard Managed Payout Distribution Focus Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth and Distribution Fund and Vanguard Managed Payout Distribution Focus Fund (constituting separate portfolios of Vanguard Valley Forge Funds, hereafter referred to as the “Funds”) at December 31, 2010, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and broker and by agreement to the underlying ownership records of the Vanguard Funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 14, 2011

43

Special 2010 tax information (unaudited) for Managed Payout Funds

This information for the fiscal period ended December 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Fund	($000)
Managed Payout Growth Focus Fund	734
Managed Payout Growth and Distribution Fund	1,661
Managed Payout Distribution Focus Fund	1,691

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction as follows:

Fund	Percentage
Managed Payout Growth Focus Fund	18.3%
Managed Payout Growth and Distribution Fund	14.0
Managed Payout Distribution Focus Fund	10.2

44

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Managed Payout Funds
Periods Ended December 31, 2010

		Since
	One	Inception
	Year	(5/2/2008)
Managed Payout Growth Focus Fund
Returns Before Taxes	14.43%	-1.11%
Returns After Taxes on Distributions	13.09	-1.91
Returns After Taxes on Distributions and Sale of Fund Shares	9.59	-1.36

		Since
	One	Inception
	Year	(5/2/2008)
Managed Payout Growth and Distribution Fund
Returns Before Taxes	13.67%	-0.01%
Returns After Taxes on Distributions	12.01	-1.19
Returns After Taxes on Distributions and Sale of Fund Shares	8.98	-0.66

45

Average Annual Total Returns: Managed Payout Funds
Periods Ended December 31, 2010

		Since
	One	Inception
	Year	(5/2/2008)
Managed Payout Distribution Focus Fund
Returns Before Taxes	13.43%	0.66%
Returns After Taxes on Distributions	10.97	-1.09
Returns After Taxes on Distributions and Sale of Fund Shares	8.79	-0.43

46

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

47

Six Months Ended December 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2010	12/31/2010	Period
Based on Actual Fund Return
Managed Payout Growth Focus Fund	$1,000.00	$1,210.61	$2.12
Managed Payout Growth and Distribution Fund	$1,000.00	$1,185.06	$2.20
Managed Payout Distribution Focus Fund	$1,000.00	$1,164.80	$2.24
Based on Hypothetical 5% Yearly Return
Managed Payout Growth Focus Fund	$1,000.00	$1,023.29	$1.94
Managed Payout Growth and Distribution Fund	$1,000.00	$1,023.19	$2.04
Managed Payout Distribution Focus Fund	$1,000.00	$1,023.14	$2.09

These calculations are based on the acquired fund fees and expenses. The Managed Payout Funds’ annualized expense figures for the period shown are (in order as listed from top to bottom above) 0.38%, 0.40%, and 0.41%. The dollar amounts shown as ”Expenses Paid” are equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

48

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Managed Payout Distribution Focus Composite Index. An index weighted 40% FTSE All-World Index, 20% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, 10% Barclays Capital U.S. Treasury Inflation Protected Securities Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% MSCI US REIT Index. (The MSCI US REIT Index was adjusted to include a 2% cash position through April 30, 2009.)

Managed Payout Growth and Distribution Composite Index. An index weighted 50% FTSE All-World Index, 15% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, 15% Citigroup 3-Month Treasury Bill Index,10% Dow Jones-UBS Commodity Index, and 10% MSCI US REIT Index. (The MSCI US REIT Index was adjusted to include a 2% cash position through April 30, 2009.)

Managed Payout Growth Focus Composite Index. An index weighted 65% FTSE All-World Index, 5% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% MSCI US REIT Index. (The MSCI US REIT Index was adjusted to include a 2% cash position through April 30, 2009.)

49

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14970 022011

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2010: $91,000
Fiscal Year Ended December 31, 2009: $82,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2010: $3,607,060
Fiscal Year Ended December 31, 2009: $3,354,640

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2010: $791,350
Fiscal Year Ended December 31, 2009: $876,210

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2010: $336,090
Fiscal Year Ended December 31, 2009: $423,070

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2010: $16,000
Fiscal Year Ended December 31, 2009: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2010: $352,090
Fiscal Year Ended December 31, 2009: $423,070

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

VANGUARD VALLEY FORGE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 17, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.